   As filed with the Securities and Exchange Commission on February 13, 2009


                                                      Registration No. 033-87382
                                                                       811-08904

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 29                   ( X )


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 80                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                          Charles A. Whites, Jr. Esq.
                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
                   (Name and Address of Agent for Service)
                                    Copy to:


Richard T. Choi, Esq.                            Thomas F. English, Esq.
Jorden Burt LLP                                  Senior Vice President
1025 Thomas Jefferson Street, NW                 and Chief Insurance Counsel
Suite 400 East                                   New York Life Insurance Company
Washington, DC  20007-5208                       51 Madison Avenue
                                                 New York, New York 10010


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]  on __________ pursuant to paragraph (b) of Rule 485.



[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]  on __________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

Explanatory Note



Registrant is filing this Post-Effective Amendment No. 29 for the purpose of noting the increase in the current charge for the Investment Protection Plan Rider. Registrant previously filed prospectus supplements pursuant to Rule 497 to disclose the increase in the current charge for the Investment Protection Plan Rider. We are asking that the Amendment become effective automatically 60 days after filing pursuant to Rule 485(a)(1), on April 14, 2009. Registrant will file a subsequent amendment pursuant to Rule 485(b) to include annual update changes to the registration statement and the prospectuses contained therein.



The Amendment includes prospectuses for the New York Life Variable Annuity, New York Life Access Variable Annuity, New York Life Access (formerly MainStay Access Variable Annuity) Variable Annuity, New York Life Plus Variable Annuity, New York Life Plus II Variable Annuity, and New York Life Essentials Variable Annuity. Please note, however, that the prospectuses contained in the Amendment for the New York Life Access Variable Annuity and New York Life Access (formerly MainStay Access Variable Annuity) Variable Annuity remain unchanged, as those products do not offer the Investment Protection Plan Rider. The prospectuses contained in the Amendment for the New York Life Variable Annuity, New York Life Plus Variable Annuity, New York Life Plus II Variable Annuity, and New York Life Essentials Variable Annuity note the increase in the current charge for the Investment Protection Plan Rider where applicable. No other material changes were made to the prospectuses contained in the Amendment.

                          PROSPECTUS DATED MAY 1, 2008
                                       FOR
                         NEW YORK LIFE VARIABLE ANNUITY
             (FORMERLY NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We have discontinued sales of the policies. However, we will still accept purchase payments under outstanding policies. We designed these policies to assist individuals with their long-term retirement or other long-term planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the Fixed Account option, one of Our Dollar Cost Averaging Programs and the variable Investment Divisions listed below.


  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation--Service
     Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Mid Cap Growth
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation--Service
     Class
  -  MainStay VP Moderate Growth
     Allocation--Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value*
  -  Alger American SmallCap Growth
     (formerly Alger American Small
     Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable
     Series--Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series--Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
     Portfolio--Class S
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A
     Shares


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information, ("SAI"), dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission, ("SEC"), and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS




                                       PAGE
                                       ----
DEFINITIONS..........................     3
TABLE OF FEES AND EXPENSES...........     4
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE VARIABLE ANNUITY..............    17
  How Do I Contact NYLIAC?...........    20
FINANCIAL STATEMENTS.................    22
CONDENSED FINANCIAL INFORMATION......    22
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................    28
  New York Life Insurance and Annuity
     Corporation.....................    28
  The Separate Account...............    28
  The Portfolios.....................    28
  Additions, Deletions or
     Substitutions of Investments....    31
  Reinvestment.......................    31
THE POLICIES.........................    31
  Selecting the Variable Annuity
     That's Right for You............    32
  Qualified and Non-Qualified
     Policies........................    34
  Policy Application and Premium
     Payments........................    34
  Payments Returned for Insufficient
     Funds...........................    35
  Your Right to Cancel ("Free
     Look")..........................    35
  Issue Ages.........................    35
  Transfers..........................    35
  Limits on Transfers................    36
  Virtual Service Center and
     Interactive Voice Response
     System..........................    38
  Dollar Cost Averaging ("DCA")
     Programs........................    39
     (a) Traditional Dollar  Cost
         Averaging...................    40
     (b) The DCA Advantage  Plan.....    40
  Automatic Asset Reallocation.......    41
  Interest Sweep.....................    41
  Accumulation Period................    42
     (a) Crediting of Premium
         Payments....................    42
     (b) Valuation of Accumulation
         Units.......................    42
  Riders.............................    42
     (a) Living Needs Benefit Rider..    42
     (b) Unemployment Benefit
         Rider.......................    43
     (c) Investment Protection Plan
         Rider (optional)............    43
     (d) Enhanced Beneficiary Benefit
         Rider (optional)............    44
     (e) Enhanced Spousal Continuance
         Rider (optional)............    46
     (f) Upromise Account Rider
         (optional)..................    47
  Policyowner Inquiries..............    47
  Records and Reports................    47
CHARGES AND DEDUCTIONS...............    47
  Surrender Charges..................    47
  Amount of Surrender Charge.........    48
  Exceptions to Surrender Charges....    48
  Other Charges......................    48
     (a) Mortality and Expense Risk
         Charges.....................    48
     (b) Administration Fee..........    49
     (c) Policy Service Charge.......    49
     (d) Fund Charges................    49
     (e) Investment Protection Plan
         Rider Charge (optional).....    49
     (f) Rider Risk Charge Adjustment
         (optional)..................    49
     (g) Transfer Fees...............    50
     (h) Enhanced Beneficiary Benefit
         Rider Charge................    50
  Group and Sponsored Arrangements...    50
  Taxes..............................    50
DISTRIBUTIONS UNDER THE POLICY.......    51
  Surrenders and Withdrawals.........    51
     (a) Surrenders..................    51
     (b) Partial Withdrawals.........    51
     (c) Periodic Partial
         Withdrawals.................    52
     (d) Hardship Withdrawals........    52
  Required Minimum Distribution
     Option..........................    52
  Our Right to Cancel................    52
  Annuity Commencement Date..........    52
  Death Before Annuity Commencement..    53
  Income Payments....................    54
     (a) Election of Income Payment
         Options.....................    54
     (b) Proof of Survivorship.......    55
  Delay of Payments..................    55
  Designation of Beneficiary.........    55
  Restrictions Under Code Section
     403(b)(11)......................    55
  Loans..............................    56
THE FIXED ACCOUNT....................    57
     (a) Interest Crediting..........    57
     (b) Transfers to Investment
         Divisions...................    57
     (c) Fixed Account Initial
         Premium Guarantee...........    57
THE DCA ADVANTAGE PLAN ACCOUNTS......    58
FEDERAL TAX MATTERS..................    58
  Introduction.......................    58
  Taxation of Annuities in General...    58
  Qualified Policies.................    59
     (a) 403(b) Plans................    60
     (b) Individual Retirement
         Annuities...................    60
     (c) Roth Individual Retirement
         Annuities...................    60
     (d) Deferred Compensation
         Plans.......................    61
     (e) Inherited IRAs..............    61
     (f) SIMPLE IRAs.................    61
  Taxation of Death Benefits.........    62
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................    62
VOTING RIGHTS........................    62
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........    64




THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                  7.00%
as a percentage of the amount withdrawn(1)
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a        $30
Policy Year (currently no charge for the first 12 transfers in a Policy
Year).



 (1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------
Maximum Annual Policy Service Charge (charge is the lesser of $30 or 2% of        $30
the Accumulation Value for policies with less than $20,000 of Accumulation
Value).
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE           1.40%
(calculated as an annualized percentage of the daily average Variable
Accumulation Value, including mortality and expense risk and administrative fees).



                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly basis).
     Current Investment Protection Plan Rider Charge                             0.65%
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for           2.00%
  cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment
  Protection Plan Rider; please contact your Registered Representative to determine the percentage We are currently charging before you select this feature).
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as    1.00%
  an annualized percentage of the policy's Accumulation Value, deducted on a quarterly basis).
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



-----------------------------------------------------------------------------------------
                                                                       MINIMUM    MAXIMUM
-----------------------------------------------------------------------------------------

For policies purchased on or after June 2, 2003: Expenses that are           %          %
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.
For policies purchased prior to June 2, 2003: Expenses that are              %          %
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



--------------------------------------------------------------------------------------------------------------------------
                                                                                                   ESTIMATED        TOTAL
                                                                                                  UNDERLYING        FUND
                                        ADVISORY     ADMINISTRATION       12B-1        OTHER    PORTFOLIO FEES     ANNUAL
                FUND                       FEE            FEE          FEES(sec.)    EXPENSES    AND EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class                 %               %                %           %             %               %
--------------------------------------------------------------------------------------------------------------------------
MainStay VP Growth
  Allocation -- Service Class                 %               %                %           %             %               %
--------------------------------------------------------------------------------------------------------------------------
MainStay VP Moderate Allocation
  --Service Class                             %               %                %           %             %               %
--------------------------------------------------------------------------------------------------------------------------
MainStay VP Moderate Growth
  Allocation -- Service Class                 %               %                %           %             %               %
--------------------------------------------------------------------------------------------------------------------------




# Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



-----------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL
                                                                           12B-1                      FUND
                                          ADVISORY      ADMINISTRATION      FEE-        OTHER        ANNUAL
                  FUND                      FEES              FEES        S(sec.)     EXPENSES      EXPENSE
-----------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class           %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Service Class               %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class               %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Capital
  Appreciation -- Service Class                 %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Capital
  Appreciation -- Initial Class                 %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Cash Management                     %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Common Stock -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Developing
  Growth -- Service Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Developing
  Growth -- Initial Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Floating Rate -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Government -- Service Class         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Government -- Initial Class         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Service Class                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Initial Class                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select
  Equity -- Service Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP ICAP Select
  Equity -- Initial Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP International
  Equity -- Service Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP International
  Equity -- Initial Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Large Cap Growth -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Large Cap Growth -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Core -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Growth -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Growth -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Value -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap Value -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL
                                                                           12B-1                      FUND
                                          ADVISORY      ADMINISTRATION      FEE-        OTHER        ANNUAL
                  FUND                      FEES              FEES        S(sec.)     EXPENSES      EXPENSE
-----------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Small Cap Growth -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Small Cap Growth -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Total Return -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Total Return -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Value -- Service Class*             %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MainStay VP Value -- Initial Class*             %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Alger American SmallCap Growth -- Class
  S Shares**                                    %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Alger American SmallCap Growth -- Class
  O Shares**                                    %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
CVS Calvert Social Balanced Portfolio           %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund, Variable
  Series -- Class B                             %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Fidelity((R)) VIP
  Contrafund((R)) -- Service Class 2            %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Fidelity((R)) VIP
  Contrafund((R)) -- Initial Class              %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Fidelity((R)) VIP Equity-
  Income -- Service Class 2                     %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Fidelity((R)) VIP Equity-
  Income -- Initial Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Fidelity((R)) VIP Mid Cap -- Service
  Class 2                                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced -- Service
  Shares                                        %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series
  Balanced -- Institutional Shares              %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)                  %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
  Growth -- Institutional Shares(gg)            %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MFS((R)) Investors Trust
  Series -- Service Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MFS((R)) Investors Trust
  Series -- Initial Class                       %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MFS((R)) Research Series -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MFS((R)) Research Series -- Initial
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
MFS((R)) Utilities Series -- Service
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap
  Growth -- Class S                             %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio -- Investment
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio -- Investment
  Class                                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio
  II                                            %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio           %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund              %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                        %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
  Equity -- Class I(ll)                         %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock -- Class
  A Shares                                      %                 %             %           %             %
-----------------------------------------------------------------------------------------------------------





sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $20,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes under surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:


                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
Without Any Riders.......    $         $         $         $         $         $         $         $         $         $
With IPP Rider...........    $         $         $         $         $         $         $         $         $         $
With Ebb Rider...........    $         $         $         $         $         $         $         $         $         $
With IPP & Ebb Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP BOND--SERVICE CLASS
Without Any Riders.......    $         $         $         $         $         $         $         $         $         $
With IPP Rider...........    $         $         $         $         $         $         $         $         $         $
With Ebb Rider...........    $         $         $         $         $         $         $         $         $         $
With IPP & Ebb Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
MAINSTAY VP
  BALANCED--SERVICE CLASS
Without Any Riders.......    $         $
With IPP Rider...........    $         $
With Ebb Rider...........    $         $
With IPP & Ebb Riders....    $         $
MAINSTAY VP BOND--SERVICE
  CLASS
Without Any Riders.......    $         $
With IPP Rider...........    $         $
With Ebb Rider...........    $         $
With IPP & Ebb Riders....    $         $
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP CASH
  MANAGEMENT
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP COMMON
  STOCK--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
MAINSTAY VP
  CONVERTIBLE--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

                                        EXPENSES IF YOU                         EXPENSES IF YOU
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                             ------------------------------------    ------------------------------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                             ------------------------------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR
-------------------          ------    ------    ------    ------
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MAINSTAY VP
  VALUE--SERVICE CLASS*
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S
  SHARES**
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $



* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                        EXPENSES IF YOU                         EXPENSES IF YOU
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                             ------------------------------------    ------------------------------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                             ------------------------------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR
-------------------          ------    ------    ------    ------
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE
  SERIES--CLASS B
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $
MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without any Riders.......    $         $         $         $
with IPP Rider...........    $         $         $         $
with EBB Rider...........    $         $         $         $
with IPP & EBB Riders....    $         $         $         $

                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO II
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS
  II
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:


                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
MAINSTAY VP
  BALANCED--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP BOND--INITIAL
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP CASH
  MANAGEMENT
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP COMMON
  STOCK--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP
  CONVERTIBLE--INITIAL
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP
  GOVERNMENT--INITIAL
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MAINSTAY VP VALUE--INITIAL CLASS*
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES**
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MAINSTAY VP
  VALUE--INITIAL CLASS*
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS O
  SHARES**
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE
  SERIES--CLASS B
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $



* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.
** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--INSTITUTIONAL
  SHARES
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

                                                                                                              EXPENSES IF YOU
                                                                                                                  DO NOT
                                        EXPENSES IF YOU                         EXPENSES IF YOU               SURRENDER YOUR
                                     ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY                POLICY
                             ------------------------------------    ------------------------------------    ----------------
INVESTMENT DIVISION           1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR     1 YR      3 YR
-------------------          ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......    $         $         $         $         $         $         $         $         $         $
with IPP Rider...........    $         $         $         $         $         $         $         $         $         $
with EBB Rider...........    $         $         $         $         $         $         $         $         $         $
with IPP & EBB Riders....    $         $         $         $         $         $         $         $         $         $
                              EXPENSES IF YOU
                                  DO NOT
                              SURRENDER YOUR
                                  POLICY
                             ----------------
INVESTMENT DIVISION           5 YR      10 YR
-------------------          ------    ------
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......    $         $
with IPP Rider...........    $         $
with EBB Rider...........    $         $
with IPP & EBB Riders....    $         $

           QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE VARIABLE ANNUITY?

     A New York Life Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to 43 Investment Divisions of the Separate Account, 42 of which are available to all policyholders, as well as the Fixed Account. In addition you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT

               The Separate Account currently consists of 73 investment divisions, 42 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (ii) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and / or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan.").

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. (See "THE POLICIES--Transfers.")

     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                   SURRENDER CHARGE
------------                                                   ----------------
1............................................................          7%
2............................................................          7%
3............................................................          7%
4............................................................          6%
5............................................................          5%
6............................................................          4%
7+...........................................................          0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check your Registered Representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the Policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $500 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments")

     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Account. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value, less any outstanding loan balance,

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

          (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals ("proportional" withdrawals in New York), and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA"), you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC

     Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:


REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.



                         MAINSTAY VP                            MAINSTAY VP
                          BALANCED--                               BOND--
                        SERVICE CLASS                          SERVICE CLASS                      MAINSTAY VP BOND--INITIAL CLASS
                 ---------------------------  -----------------------------------------------  ------------------------------------
                  2007      2006     2005(G)   2007      2006      2005      2004     2003(C)   2007      2006      2005      2004
                 ------    ------    -------  ------    ------    ------    ------    -------  ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $          $       $         $         $         $          $       $              $    $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $          $       $         $         $         $               $  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                              MAINSTAY VP BOND--INITIAL CLASS
                 --------------------------------------------------------
                  2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                                   MAINSTAY VP
                              CAPITAL APPRECIATION--
                                  SERVICE CLASS                          MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                          MAINSTAY VP CAPITAL
                      APPRECIATION--INITIAL CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                                    MAINSTAY VP CASH MANAGEMENT
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                                  COMMON STOCK--
                                  SERVICE CLASS                              MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                   MAINSTAY VP COMMON STOCK--INITIAL
                                 CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......




--------

(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


                    MAINSTAY VP
                    CONSERVATIVE                        MAINSTAY VP
                    ALLOCATION--                       CONVERTIBLE--                       MAINSTAY VP CONVERTIBLE--INITIAL
                   SERVICE CLASS                       SERVICE CLASS                                     CLASS
                 -----------------    -----------------------------------------------    ------------------------------------
                  2007     2006(H)     2007      2006      2005      2004     2003(C)     2007      2006      2005      2004
                 ------    -------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $          $         $         $         $         $          $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $          $         $         $         $         $          $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                          MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                 --------------------------------------------------------
                  2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                               DEVELOPING GROWTH--
                                  SERVICE CLASS                           MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $              $    $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $              $    $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                                                                  MAINSTAY VP
                         MAINSTAY VP DEVELOPING                 FLOATING RATE--
                         GROWTH--INITIAL CLASS                   SERVICE CLASS
                 -------------------------------------    ---------------------------
                  2001      2000      1999     1998(A)     2007      2006     2005(G)
                 ------    ------    ------    -------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                                   GOVERNMENT--
                                  SERVICE CLASS                               MAINSTAY VP GOVERNMENT--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $              $    $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                    MAINSTAY VP GOVERNMENT--INITIAL
                                 CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                      MAINSTAY VP
                         GROWTH                           MAINSTAY VP
                      ALLOCATION--                HIGH YIELD CORPORATE BOND--                MAINSTAY VP HIGH YIELD CORPORATE
                     SERVICE CLASS                       SERVICE CLASS                              BOND--INITIAL CLASS
                   -----------------    -----------------------------------------------    ------------------------------------
                    2007     2006(H)     2007      2006      2005      2004     2003(C)     2007      2006      2005      2004
                   ------    -------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $          $         $         $         $         $          $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......    $          $         $         $         $         $          $              $    $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                     MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                   --------------------------------------------------------
                    2003      2002      2001      2000      1999      1998
                   ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......    $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                               ICAP SELECT EQUITY--
                                  SERVICE CLASS                           MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(C)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $              $    $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $              $    $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                        MAINSTAY VP ICAP SELECT
                         EQUITY--INITIAL CLASS
                 -------------------------------------
                  2001      2000      1999     1998(A)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......




--------

(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.

(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(h) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                   MAINSTAY VP
                              INTERNATIONAL EQUITY--
                                  SERVICE CLASS                          MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $              $    $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                       MAINSTAY VP INTERNATIONAL
                         EQUITY--INITIAL CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                                LARGE CAP GROWTH--
                                  SERVICE CLASS                            MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $              $    $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $              $    $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                 MAINSTAY VP LARGE CAP GROWTH--INITIAL
                                 CLASS
                 -------------------------------------
                  2001      2000      1999     1998(a)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......







                                   MAINSTAY VP
                                     MID CAP
                                      CORE--                                       MAINSTAY VP MID CAP CORE--
                                  SERVICE CLASS                                           INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $              $    $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                  MAIN-
                 STAY VP
                 MID CAP                      MAINSTAY VP
                  CORE--                        MID CAP
                 INITIAL                        GROWTH--
                  CLASS                      SERVICE CLASS
                 -------    -----------------------------------------------
                 2001(b)     2007      2006      2005      2004     2003(d)
                 -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......   $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                                                                               MAINSTAY VP MID CAP
                                     MAINSTAY VP MID CAP GROWTH--                                    VALUE--
                                            INITIAL CLASS                                         SERVICE CLASS
                 -------------------------------------------------------------------  ------------------------------------
                  2007      2006      2005      2004      2003      2002     2001(b)   2007      2006      2005      2004
                 ------    ------    ------    ------    ------    ------    -------  ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $          $       $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $          $       $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......


                  MAIN-
                 STAY VP
                 MID CAP
                 VALUE--
                 SERVICE                          MAINSTAY VP MID CAP
                  CLASS                           VALUE--INITIAL CLASS
                 -------  -------------------------------------------------------------------
                 2003(c)   2007      2006      2005      2004      2003      2002     2001(b)
                 -------  ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $         $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......   $       $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......




--------
 (a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.

(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(d) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                       MAINSTAY VP
                    MAINSTAY VP          MODERATE
                      MODERATE            GROWTH                         MAINSTAY VP
                    ALLOCATION--       ALLOCATION--                    S&P 500 INDEX--                      MAINSTAY VP S&P 500
                   SERVICE CLASS      SERVICE CLASS                     SERVICE CLASS                      INDEX--INITIAL CLASS
                 -----------------  -----------------  -----------------------------------------------  --------------------------
                  2007     2006(h)   2007     2006(h)   2007      2006      2005      2004     2003(c)   2007      2006      2005
                 ------    -------  ------    -------  ------    ------    ------    ------    -------  ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $          $       $          $       $         $         $         $          $       $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $          $       $          $       $         $         $         $          $       $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......


                              MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                 ------------------------------------------------------------------
                  2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                                SMALL CAP GROWTH--
                                  SERVICE CLASS                       MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                 -----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                 MAINSTAY VP SMALL
                        CAP                             MAINSTAY VP
                  GROWTH--INITIAL                      TOTAL RETURN--
                       CLASS                           SERVICE CLASS
                 -----------------    -----------------------------------------------
                  2002     2001(b)     2007      2006      2005      2004     2003(c)
                 ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $          $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                              MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                   MAINSTAY VP
                                     VALUE--
                                  SERVICE CLASS                                 MAINSTAY VP VALUE--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                   MAINSTAY VP VALUE--INITIAL CLASS
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                                      ALGER
                                     AMERICAN
                                 SMALLCAP GROWTH
                                  CLASS S SHARES                         ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                        ALGER AMERICAN SMALLCAP
                        GROWTH--CLASS O SHARES
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                                               CVS CALVERT SOCIAL BALANCED PORTFOLIO
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......



--------

(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(h) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                    COLUMBIA SMALL CAP VALUE FUND,                        DREYFUS IP
                          VARIABLE SERIES--                          TECHNOLOGY GROWTH--                   DREYFUS IP TECHNOLOGY
                               CLASS B                                  SERVICE SHARES                    GROWTH--INITIAL SHARES
                -------------------------------------  -----------------------------------------------  --------------------------
                 2007      2006      2005     2004(e)   2007      2006      2005      2004     2003(c)   2007      2006      2005
                ------    ------    ------    -------  ------    ------    ------    ------    -------  ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of period)..  $         $         $          $       $         $         $         $          $       $         $         $
Accumulation
  Unit Value
  (end of
  period).....  $         $         $          $       $         $         $         $          $       $         $         $
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....
                    COLUMBIA SMALL CAP VALUE FUND,                        DREYFUS IP
                          VARIABLE SERIES--                          TECHNOLOGY GROWTH--                   DREYFUS IP TECHNOLOGY
                               CLASS B                                  SERVICE SHARES                    GROWTH--INITIAL SHARES
                -------------------------------------  -----------------------------------------------  --------------------------
                 2007      2006      2005     2004(e)   2007      2006      2005      2004     2003(c)   2007      2004      2003
                ------    ------    ------    -------  ------    ------    ------    ------    -------  ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of period)..  $         $         $          $       $         $         $         $          $       $         $         $
Accumulation
  Unit Value
  (end of
  period).....  $         $         $          $       $         $         $         $          $       $         $         $
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....
                    COLUMBIA SMALL CAP VALUE FUND,                        DREYFUS IP
                          VARIABLE SERIES--                          TECHNOLOGY GROWTH--                   DREYFUS IP TECHNOLOGY
                               CLASS B                                  SERVICE SHARES                     GROWTH--INITIAL SHARES
                -------------------------------------  -----------------------------------------------  ---------------------------
                 2007      2006      2005     2004(e)   2007      2006      2005      2004     2003(c)   2007      2002     2001(b)
                ------    ------    ------    -------  ------    ------    ------    ------    -------  ------    ------    -------
Accumulation
  Unit Value
  (beginning
  of period)..  $         $         $          $       $         $         $         $          $       $         $          $
Accumulation
  Unit Value
  (end of
  period).....  $         $         $          $       $         $         $         $          $       $         $          $
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....
                                                                                                         DREY-
                                                                                                        FUS IP
                                                                                                         TECH-
                                                                                                        NOLOGY
                                                                                                         GROW-
                    COLUMBIA SMALL CAP VALUE FUND,                        DREYFUS IP                    TH--I-     FIDELITY(R) VIP
                          VARIABLE SERIES--                          TECHNOLOGY GROWTH--                NITIAL     CONTRAFUND(R)--
                               CLASS B                                  SERVICE SHARES                  SHARES     SERVICE CLASS 2
                -------------------------------------  -----------------------------------------------  ------    ----------------
                 2007      2006      2005     2004(e)   2007      2006      2005      2004     2003(c)   2007      2007      2006
                ------    ------    ------    -------  ------    ------    ------    ------    -------  ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of period)..  $         $         $          $       $         $         $         $          $       $         $         $
Accumulation
  Unit Value
  (end of
  period).....  $         $         $          $       $         $         $         $          $       $         $         $
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....
                                                                                                         DREY-
                                                                                                        FUS IP
                                                                                                         TECH-
                                                                                                        NOLOGY
                                                                                                         GROW-
                    COLUMBIA SMALL CAP VALUE FUND,                        DREYFUS IP                    TH--I-     FIDELITY(R) VIP
                          VARIABLE SERIES--                          TECHNOLOGY GROWTH--                NITIAL     CONTRAFUND(R)--
                               CLASS B                                  SERVICE SHARES                  SHARES     SERVICE CLASS 2
                -------------------------------------  -----------------------------------------------  ------    ----------------
                 2007      2006      2005     2004(e)   2007      2006      2005      2004     2003(c)   2007      2005      2004
                ------    ------    ------    -------  ------    ------    ------    ------    -------  ------    ------    ------
Accumulation
  Unit Value
  (beginning
  of period)..  $         $         $          $       $         $         $         $          $       $         $         $
Accumulation
  Unit Value
  (end of
  period).....  $         $         $          $       $         $         $         $          $       $         $         $
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....
                                                                                                         DREY-    FIDELI-
                                                                                                        FUS IP     TY(R)
                                                                                                         TECH-      VIP
                                                                                                        NOLOGY    CONTRA-
                                                                                                         GROW-     FUND(-
                    COLUMBIA SMALL CAP VALUE FUND,                        DREYFUS IP                    TH--I-      R)--
                          VARIABLE SERIES--                          TECHNOLOGY GROWTH--                NITIAL    SERVICE
                               CLASS B                                  SERVICE SHARES                  SHARES    CLASS 2
                -------------------------------------  -----------------------------------------------  ------    -------
                 2007      2006      2005     2004(e)   2007      2006      2005      2004     2003(c)   2007     2003(c)
                ------    ------    ------    -------  ------    ------    ------    ------    -------  ------    -------

Accumulation
  Unit Value
  (beginning
  of period)..  $         $         $          $       $         $         $         $          $       $          $
Accumulation
  Unit Value
  (end of
  period).....  $         $         $          $       $         $         $         $          $       $          $
Number of
  Units
  Outstanding
  (in 000s)
  (end of
  period).....






                                           FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                         FIDELITY(R) VIP EQUITY-INCOME--
                                 SERVICE CLASS 2
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(c)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                                           FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                                 FIDELITY(R) VIP
                                    MID CAP--
                                 SERVICE CLASS 2
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(d)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......








                          JANUS ASPEN SERIES BALANCED--
                                  SERVICE SHARES                        JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                          JANUS ASPEN SERIES
                    BALANCED--INSTITUTIONAL SHARES
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......







                      JANUS ASPEN SERIES WORLDWIDE GROWTH--            JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL
                                  SERVICE SHARES                                             SHARES
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                     JANUS ASPEN SERIES WORLDWIDE
                     GROWTH--INSTITUTIONAL SHARES
                 ------------------------------------
                  2001      2000      1999      1998
                 ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......







                                      MFS(R)
                             INVESTORS TRUST SERIES--
                                  SERVICE CLASS                           MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                         MFS(R) INVESTORS TRUST
                         SERIES--INITIAL CLASS
                 -------------------------------------
                  2001      2000      1999     1998(a)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......




--------
(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


                                      MFS(R)
                                RESEARCH SERIES--
                                  SERVICE CLASS                               MFS(R) RESEARCH SERIES--INITIAL CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                 MFS(R) RESEARCH SERIES--INITIAL CLASS
                 -------------------------------------
                  2001      2000      1999     1998(a)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                                                               NEUBERGER BERMAN AMT MID-CAP GROWTH
                       MFS(R) UTILITIES SERIES--                           PORTFOLIO--
                             SERVICE CLASS                                   CLASS S
                 -------------------------------------        -------------------------------------
                  2007      2006      2005     2004(f)         2007      2006      2005     2004(f)
                 ------    ------    ------    -------        ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $             $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $             $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                            ROYCE                              ROYCE
                          MICRO-CAP                          SMALL-CAP
                         PORTFOLIO--                        PORTFOLIO--
                       INVESTMENT CLASS                   INVESTMENT CLASS
                 ---------------------------        ---------------------------
                  2007      2006     2005(g)         2007      2006     2005(g)
                 ------    ------    -------        ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $          $             $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $          $             $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                                  T. ROWE PRICE
                            EQUITY INCOME PORTFOLIO II                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 -----------------------------------------------    --------------------------------------------------------
                  2007      2006      2005      2004     2003(c)     2007      2006      2005      2004      2003      2002
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                 T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 -------------------------------------
                  2001      2000      1999     1998(a)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......







                                                   VAN ECK WORLDWIDE HARD ASSETS
                 -------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999     1998(a)
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                             VAN KAMPEN UIF EMERGING
                             MARKETS EQUITY--CLASS II
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(c)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......






                                          VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                 ------------------------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $         $         $         $         $         $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                    VICTORY VIF DIVERSIFIED STOCK--
                             CLASS A SHARES
                 -------------------------------------
                  2007      2006      2005     2004(f)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......  $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......




--------

(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.

(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations, (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 73 Investment Divisions, 42 of which are available to all policy holders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.

--------------------------------------------------------------------------------------
 FUND                INVESTMENT ADVISOR    ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 MainStay VP         New York Life         MainStay VP Balanced;
  Series Fund, Inc.  Investment            MainStay VP Bond;
                     Management LLC        MainStay VP Common Stock;
                                           MainStay VP Conservative Allocation;
                                           MainStay VP Floating Rate;
                                           MainStay VP Growth Allocation;
                                           MainStay VP Mid Cap Core;
                                           MainStay VP Moderate Allocation;
                                           MainStay VP Moderate Growth Allocation;
                                           MainStay VP S&P 500 Index;

                     Subadviser: MacKay    MainStay VP Capital Appreciation;
                     Shields LLC           MainStay VP Cash Management;
                     ("MacKay")            MainStay VP Convertible;
                                           MainStay VP Government;
                                           MainStay VP High Yield Corporate Bond;
                                           MainStay VP International Equity;
                                           MainStay VP Mid Cap Growth;
                                           MainStay VP Mid Cap Value;
                                           MainStay VP Small Cap Growth;
                                           MainStay VP Total Return;
                                           MainStay VP Value*

                     Subadviser:           MainStay VP ICAP Select Equity
                     Institutional
                     Capital LLC

                     Subadviser: Winslow   MainStay VP Large Cap Growth
                     Capital Management,
                     Inc.

                     Subadviser: Lord      MainStay VP Developing Growth
                     Abbett & Company LLC
--------------------------------------------------------------------------------------

 The Alger           Fred Alger            Alger American SmallCap Growth**
 American Fund       Management, Inc.
--------------------------------------------------------------------------------------

 Calvert Variable    Calvert Asset         CVS Calvert Social Balanced Portfolio
 Series, Inc.        Management Company,
                     Inc.
                     Subadvisers (equity
                     portion): New
                     Amsterdam Partners
                     LLC and SSgA Funds
                     Management, Inc. (No
                     subadviser on fixed
                     income portion)
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
 FUND                INVESTMENT ADVISOR    ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 Columbia Funds      Columbia Management   Columbia Small Cap Value Fund, Variable
 Variable            Advisors, LLC         Series
 Insurance Trust
--------------------------------------------------------------------------------------

 Dreyfus             The Dreyfus           Dreyfus IP Technology Growth
 Investment          Corporation
 Portfolios
--------------------------------------------------------------------------------------

 Fidelity Variable   Fidelity Management
 Insurance           and Research Company
 Products Fund       Subadviser: Fidelity  Fidelity(R) VIP Contrafund(R)
                     Management &
                     Research (U.K.) Inc.
                     ("FMRUK"), Fidelity
                     Management &
                     Research (Far East)
                     Inc. ("FMRFE"),
                     Fidelity Investments
                     Japan Limited
                     ("FIJL"), FMR Co.,
                     Inc. ("FMRC")
                     Subadviser: FMRC      Fidelity(R) VIP Equity-Income
                     Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                     FMRFE, FIJL, FMRC
--------------------------------------------------------------------------------------

 Janus Aspen         Janus Capital         Janus Aspen Series Balanced;
 Series              Management LLC        Janus Aspen Series Worldwide Growth
--------------------------------------------------------------------------------------

 MFS(R) Variable     MFS(R) Investment     MFS(R) Investors Trust Series;
 Insurance           Management            MFS(R) Research Series;
 Trust(SM)                                 MFS(R) Utilities Series
--------------------------------------------------------------------------------------

 Neuberger Berman    Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
 Advisers            Management Inc.       Portfolio
 Management Trust    Subadviser:
                     Neuberger Berman,
                     LLC
--------------------------------------------------------------------------------------

 The Royce Capital   Royce & Associates,   Royce Micro-Cap Portfolio
 Fund                LLC                   Royce Small-Cap Portfolio
--------------------------------------------------------------------------------------

 T. Rowe Price       T. Rowe Price         T. Rowe Price Equity Income Portfolio II
 Equity Series,      Associates, Inc.
 Inc.
--------------------------------------------------------------------------------------

 Van Eck Worldwide   Van Eck Associates    Van Eck Worldwide Hard Assets
 Insurance Trust     Corporation
--------------------------------------------------------------------------------------

 The Universal       Morgan Stanley        Van Kampen UIF Emerging Markets Equity
 Institutional       Investment
 Funds, Inc.         Management Inc.
--------------------------------------------------------------------------------------

 Victory Variable    Victory Capital       Victory VIF Diversified Stock
 Insurance Funds     Management, Inc.
--------------------------------------------------------------------------------------


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other Separate Accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features such as those mentioned in the chart may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

-----------------------------------------------------------------------------------------------------------------------------------
                                               NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE         NEW YORK LIFE
                         NEW YORK LIFE       LONGEVITY BENEFIT       ELITE VARIABLE       PREMIUM PLUS ELITE      PREMIUM PLUS II
                       VARIABLE ANNUITY#     VARIABLE ANNUITY#          ANNUITY#           VARIABLE ANNUITY#     VARIABLE ANNUITY#
-----------------------------------------------------------------------------------------------------------------------------------
Surrender Charge        6 Years (7%, 7%,     10 Years (8%, 8%,    8 Years (8%, 8%, 8%,     10 Years (8%, 8%,      8 Years (8%, 8%,
Period                    7%, 6%, 5%,       8%, 7%, 6%, 5%, 4%,      7%, 6%, 5%, 4%,      8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,
                      4% -- based on each   3%, 3%, 3% -- based    3% -- based on each    3%, 3%, 3% -- based   3% -- based on each
                        premium payment        on the Policy         premium payment        on each premium       premium payment
                             date)                 Date)*                date)*             payment date)*             date)*
-----------------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan       Yes (6, 12, 18         Yes (6 month          Yes (6 month           Yes (6 month           Yes (6 month
                             month                account)              account)               account)               account)
                           accounts)
-----------------------------------------------------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                    Yes                    Yes                   Yes
-----------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit              No                   Yes                    No                     No                     No
-----------------------------------------------------------------------------------------------------------------------------------

Premium Credit                 No                   Yes                    No                     Yes                   Yes
-----------------------------------------------------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                    Yes                    Yes
                            One-Year              One-Year              One-Year                One-Year
-----------------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit     Annual reset to           Optional              Optional               Optional           Annual reset to
Guarantee                    age 85           Annual reset to        Annual reset to        Annual reset to            age 80
                                                   age 80                age 80                 age 80
-----------------------------------------------------------------------------------------------------------------------------------

Annual Death                  N/A                  0.30%          Ages 65 or             Ages 65 or                     N/A
Benefit Reset                                                     younger:       0.30%   younger:       0.30%
Charge
                                                                  Ages 66 to 75: 0.35%   Ages 66 to 75: 0.35%
-----------------------------------------------------------------------------------------------------------------------------------

Mortality and                1.40%                 1.35%                  1.70%                  1.90%                 1.75%
Expense Risk and      Based on assets of    Based on Adjusted     Based on Adjusted      Based on Adjusted      Based on assets of
Administration        the Separate          Premium Payments.     Premium Payments.      Premium Payments.      the Separate
Costs Charge          Account.              Charge is not         Charge is not          Charge is not          Account.
                      Charge is reflected   reflected in the      reflected in the       reflected in the       Charge is reflected
                      in the Accumulation   Accumulation Unit     Accumulation Unit      Accumulation Unit      in the Accumulation
                      Unit Value            Value                 Value                  Value                  Unit Value
-----------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit             N/A                  1.00%                   N/A                    N/A                   N/A
Charge                                      Based on the total
                                            premium payment
                                            made to the policy.
-----------------------------------------------------------------------------------------------------------------------------------

Annual Policy            Lesser of $30              $30                    $30                    $30                   $30
Service Charge              or 2% of
                       Accumulation Value
-----------------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value          $20,000               $100,000              $100,000               $100,000               $100,000
Required to Waive
Annual Policy
Service Charge
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                        SELECT VARIABLE       FLEXIBLE PREMIUM      ACCESS VARIABLE
                            ANNUITY#         VARIABLE ANNUITY#          ANNUITY#
-------------------------------------------------------------------------------------
Surrender Charge        3 Years (8%, 8%,      9 Years (7%, 7%,            None
Period                7% -- based on each   7%, 6%, 5%, 4%, 3%,
                        premium payment      2%, 1% -- based on
                             date)              policy date)
-------------------------------------------------------------------------------------

DCA Advantage Plan    Yes (6 and 12 month            No                    No
                           accounts)
-------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                    No
-------------------------------------------------------------------------------------

Longevity Benefit              No                    No                    No
-------------------------------------------------------------------------------------

Premium Credit                 No                    No                    No
-------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year
-------------------------------------------------------------------------------------

Reset Death Benefit     Annual reset to       3 year reset to       Annual reset to
Guarantee                    age 80                age 85                age 80

-------------------------------------------------------------------------------------

Annual Death                  N/A                   N/A                   N/A
Benefit Reset
Charge
-------------------------------------------------------------------------------------

Mortality and                1.85%                 1.40%                 1.55%
Expense Risk and      Based on assets of    Based on assets of    Based on assets of
Administration        the Separate          the Separate          the Separate
Costs Charge          Account.              Account.              Account.
                      Charge is reflected   Charge is reflected   Charge is reflected
                      in the Accumulation   in the Accumulation   in the Accumulation
                      Unit Value            Unit Value            Unit Value
-------------------------------------------------------------------------------------

Longevity Benefit             N/A                   N/A                   N/A
Charge
-------------------------------------------------------------------------------------

Annual Policy                 $50                   $30                   $40*
Service Charge
-------------------------------------------------------------------------------------

Minimum Cash Value          $100,000              $20,000               $50,000
Required to Waive
Annual Policy
Service Charge
-------------------------------------------------------------------------------------


    All policies and features may not be available in all jurisdictions. # Each formerly a LifeStages(R) Variable Annuity.
 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified Retirement Plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this Policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the Policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the DCA Advantage Plan Accounts and the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")

          - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);

          - use the IVR at 800-598-2019;

          - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
            Time); or

          - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     For more details, see "Virtual Service Center and Interactive Voice Response System."

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

         (1) an adverse effect on portfolio management, such as:

             (a) impeding a portfolio manager's ability to sustain an investment objective;

             (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

             (c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers.

     We may revoke VSC and IVR Privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number ("PIN"). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     We make the VSC and IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

          - e-mail your Registered Representative or VPSC;

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - reset your password;

          - change your address;

          - obtain service forms; and

          - view and download policy statements

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current Policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments; and

          - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information, (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC also offers the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

              AMOUNT      ACCUMULATION    ACCUMULATION UNITS
 MONTH     TRANSFERRED     UNIT VALUE          PURCHASED
   1           $100          $10.00              10.00
   2           $100          $ 8.00              12.50
   3           $100          $12.50               8.00
   4                                             13.33
               $100          $ 7.50

 Total         $400          $38.00              43.83


                The average unit price is calculated as follows:

 Total share price        $38.00
------------------   =    ------    =    $9.50
 Number of months            4



                 The average unit cost is calculated as follows:

 Total amount transferred        $400.00
 ------------------------   =    -------    =    $9.13
  Total units purchased           43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers, (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging Option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date the transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the Dollar Cost Averaging transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. YOU MUST ALLOCATE A MINIMUM OF $5,000 IN EACH DCA ADVANTAGE PLAN ACCOUNT THAT IS SELECTED. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2008 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2008, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2008 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to a DCA Advantage Plan account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

     You can make partial withdrawals and transfers, (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under to this option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Variable Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25, or such lower amount as We may permit. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two Riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit Riders each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. The riders are only available in those jurisdictions where they have been approved. Please consult with your Registered Representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled.

Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000)x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date.

Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

            AGE OF OLDEST OWNER
                OR ANNUITANT                        RANGE OFAPPLICABLE PERCENTAGES
            -------------------                     ------------------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, (or the Annuitant, if you are not the Annuitant), die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated, (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance, ("ESC"), Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record, (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the

Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        CHARGE
------------                                                        ------


1.................................................................    7%
2.................................................................    7%
3.................................................................    7%
4.................................................................    6%
5.................................................................    5%
6.................................................................    4%
7+................................................................    0%


     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis, (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 15 of this Prospectus) or the Registered Representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     (h) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider, (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis, (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy, (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals, (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made, (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day, (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the withdrawals are scheduled to begin. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals, ("proportional withdrawals" in New York)(*), made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals (proportional withdrawals in New York).

     We recalculate the reset value, with respect to applications signed prior to May 19, 2000, every three years, (six years in Texas), from the date of the initial premium payment, ("Reset Anniversary"), until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), We recalculate the reset value each year on the Policy Anniversary. Please consult with your Registered Representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date less any rider charges. The greater of the compared values will be the new reset value.

     We have set forth below an example of how the death benefit is calculated in a state where We calculate the reset value every year. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

                 The death benefit is the greater of:

(a)  Accumulation Value                  =   $175,000
(b)  Premium payments less               =   $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value     =   $220,000
     on first Policy Anniversary)


     In this example, your Beneficiary(ies) would receive $220,000.


----------
(*) Note: A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by; a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years, less any rider charges.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments, (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     NYLIAC will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents, (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange, ("NYSE"), is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission, ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988, (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974, ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125%, (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out, ("FIFO"), basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts, (including transfers from other Investment Divisions), allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of: (i) $500, or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis, (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Account or a DCA Advantage Plan Account.

     See the policy itself for details and a description of the Fixed Account.

                         THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Section 403(b) TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment Option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC, (or, its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions, (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2, (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA, ("Social Security"), taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary, (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          (f) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401 (a) (9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401 (a) (9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code Section 401 (a) (9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such

RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Variable Annuity policies during the fiscal years ended December 31, 2007, 2006, and 2005 were $2,510,748, $2,445,953 and $2,827,907, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Variable Annuity Statement of Additional
                                  Information.

The New York Life Variable Annuity Statement of Additional Information is posted on Our website,
www.newyorklife.com. For a paper copy of the Statement of Additional
                                  Information,
                call (800) 598-2019 or send this request form to:

                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------

            Please send me a New York Life Variable Annuity Statement
                  of Additional Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                         NEW YORK LIFE VARIABLE ANNUITY
             (FORMERLY NEW YORK LIFE LIFESTAGES(R) Variable Annuity)
                                      From
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), by the following formula:

                                    (a/b) - c
Where:   a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c = a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 60 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured), by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary, or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued, and thus, no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an Annual Statement with the Delaware Commissioner of Insurance on or before, March 1 of each year, covering the operations and reporting on the financial condition of NYLIAC as of, December 31, of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NEW YORK LIFE OR NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET? " IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION

PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance, (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2008

                    to the Prospectuses dated May 1, 2008 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f)  for New York Life Premium Plus Elite policies:
               Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity, and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2008
                                       FOR

                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                (FORMERLY LIFESTAGES(R) ACCESS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and the Investment Divisions listed below.

  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation--Service
       Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Mid Cap Growth
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation--Service
       Class
  -  MainStay VP Moderate Growth
       Allocation--Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value*
  -  Alger American SmallCap Growth
       (formerly Alger American Small
       Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable
       Series--
       Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series--Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
       Portfolio--
       Class S
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A
       Shares


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                       PAGE
                                       ----
DEFINITIONS..........................    3
TABLE OF FEES AND EXPENSES...........    4
EXAMPLES.............................   10
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ACCESS VARIABLE ANNUITY.......   16
  How Do I Contact NYLIAC?...........   19
FINANCIAL STATEMENTS.................   20
CONDENSED FINANCIAL INFORMATION......   21
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   25
  New York Life Insurance and Annuity
     Corporation.....................   25
  The Separate Account...............   25
  The Portfolios.....................   25
  Additions, Deletions or
     Substitutions of Investments....   27
  Reinvestment.......................   28
THE POLICIES.........................   28
  Selecting the Variable Annuity
     That's Right for You............   28
  Qualified and Non-Qualified
     Policies........................   31
  Policy Application and Premium
     Payments........................   31
  Payments Returned for Insufficient
     Funds...........................   32
  Your Right to Cancel ("Free
     Look")..........................   32
  Issue Ages.........................   32
  Transfers..........................   32
     (a) Limits on Transfers.........   33
  Virtual Service Center and
     Interactive Voice Response
     System..........................   35
  Dollar Cost Averaging (DCA)
     Program.........................   36
  Automatic Asset Reallocation.......   37
  Accumulation Period................   37
     (a) Crediting of Premium
         Payments....................   37
     (b) Valuation of Accumulation
         Units.......................   38
  Riders.............................   38
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)............   38
     (b) Enhanced Spousal Continuance
         Rider (Optional)............   39
  Policyowner Inquiries..............   40
  Records and Reports................   40
CHARGES AND DEDUCTIONS...............   40
  Separate Account Charge............   40
  Policy Service Charge..............   41
  Transfer Fees......................   41
  Group and Sponsored Arrangements...   41
  Taxes..............................   41
  Fund Charges.......................   41
  Enhanced Beneficiary Benefit Rider
     Charge..........................   42
DISTRIBUTIONS UNDER THE POLICY.......   42
  Surrenders and Withdrawals.........   42
     (a) Surrenders..................   42
     (b) Partial Withdrawals.........   42
     (c) Periodic Partial
         Withdrawals.................   43
     (d) Hardship Withdrawals........   43
  Required Minimum Distribution......   43
  Our Right to Cancel................   43
  Annuity Commencement Date..........   43
  Death Before Annuity Commencement..   43
  Income Payments....................   45
     (a) Election of Income Payment
         Options.....................   45
     (b) Proof of Survivorship.......   45
  Delay of Payments..................   45
  Designation of Beneficiary.........   46
  Restrictions Under Code Section
     403(b)(11)......................   46
THE FIXED ACCOUNT....................   47
     (a) Interest Crediting..........   47
     (b) Transfers to Investment
         Divisions...................   47
     (c) Transfers to Fixed Account..   47
FEDERAL TAX MATTERS..................   47
  Introduction.......................   47
  Taxation of Annuities in General...   48
  Qualified Policies.................   49
     (a) 403(b) Plans................   49
     (b) Individual Retirement
         Annuities...................   50
     (c) Roth Individual Retirement
         Annuities...................   50
     (d) Inherited IRAs..............   50
     (e) SIMPLE IRAs.................   50
  Taxation of Death Benefits.........   51
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   51
VOTING RIGHTS........................   51
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   53


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation, Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


--------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                None
 (as a percentage of the amount withdrawn)
--------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in        $30
 a Policy Year
 (currently no charge for the first 12 transfers in a Policy Year).
--------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


--------------------------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than $50,000               $40
 Accumulation Value; may be lower in some jurisdictions).
--------------------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE         1.55%
 (calculated as an annualized percentage of the daily average Variable
 Accumulation Value, including mortality and expense risk and administrative fees).
--------------------------------------------------------------------------------------


                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
      GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE              1.00%
      (calculated as an annualized percentage of the policy's
      Accumulation Value, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge                     0.30%
--------------------------------------------------------------------------------------


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

-----------------------------------------------------------------------------------------
                                                                      MINIMUM     MAXIMUM
-----------------------------------------------------------------------------------------
 For policies purchased on or after November 15, 2004: Expenses        0.49%       1.93%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/07.
-----------------------------------------------------------------------------------------
 For policies purchased prior to November 15, 2004: Expenses           0.33%       1.58%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/07.
-----------------------------------------------------------------------------------------


(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    ESTIMATED
                                                                                                   UNDERLYING     TOTAL FUND
                                            ADVISORY   ADMINISTRATION      12B-1       OTHER     PORTFOLIO FEES     ANNUAL
                  FUND                        FEE            FEE        FEES(sec.)   EXPENSES     AND EXPENSES     EXPENSES
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative Allocation--
  Service Class                              0.00%          0.00%          0.25%       0.08%(a)       0.60%(b)       0.93%
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth
  Allocation--Service Class                  0.00%          0.00%          0.25%       0.07%(c)       0.72%(b)       1.04%
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Allocation--Service Class                  0.00%          0.00%          0.25%       0.06%(c)       0.63%(b)       0.94%
----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate Growth
  Allocation--Service Class                  0.00%          0.00%          0.25%       0.05%(c)       0.68%(b)       0.98%
----------------------------------------------------------------------------------------------------------------------------



# Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.

(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

(c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL
                                                                                                      FUND
                                                                          12B-1                      ANNUAL
                                           ADVISORY     ADMINISTRATION     FEE-        OTHER         EXPEN-
                  FUND                       FEES            FEES        S(sec.)      EXPENSES       SE(A)
------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class        0.75%(b)         0.00%        0.25%        0.07%(c)      1.07%(d)
------------------------------------------------------------------------------------------------------------
  MainStay VP Bond--Service Class            0.49%(e)(f)      0.00%        0.25%        0.05%(f)      0.79%

------------------------------------------------------------------------------------------------------------
  MainStay VP Bond--Initial Class            0.49%(e)(f)      0.00%        0.00%        0.05%(f)      0.54%

------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation--
  Service Class                              0.61%(g)(f)      0.00%        0.25%        0.04%(f)      0.90%

------------------------------------------------------------------------------------------------------------
  MainStay VP Capital
  Appreciation--Initial Class                0.61%(g)(f)      0.00%        0.00%        0.04%(f)      0.65%

------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                0.44%(h)(f)      0.00%        0.00%        0.05%(f)      0.49%

------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock--Service
  Class                                      0.54%(i)(f)      0.00%        0.25%        0.05%(c)(f)   0.84%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock--Initial
  Class                                      0.54%(i)(f)      0.00%        0.00%        0.05%(c)(f)   0.59%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible--Service
  Class                                      0.60%(j)(f)      0.00%        0.25%        0.06%(c)(f)   0.91%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible--Initial
  Class                                      0.60%(j)(f)      0.00%        0.00%        0.06%(c)(f)   0.66%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Developing
  Growth--Service Class                      0.80%(k)(f)      0.00%        0.25%        0.12%(f)      1.17%

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL
                                                                                                      FUND
                                                                          12B-1                      ANNUAL
                                           ADVISORY     ADMINISTRATION     FEE-        OTHER         EXPEN-
                  FUND                       FEES            FEES        S(sec.)      EXPENSES       SE(A)
------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth--Initial Class
0.80%(k)(f)                                  0.00%            0.00%        0.12%(f)     0.92%

------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate--Service
  Class                                      0.60%(l)         0.00%        0.25%        0.07%         0.92%

------------------------------------------------------------------------------------------------------------
  MainStay VP Government--Service
  Class                                      0.50%(m)(f)      0.00%        0.25%        0.06%(f)      0.81%

------------------------------------------------------------------------------------------------------------
  MainStay VP Government--Initial
  Class                                      0.50%(m)(f)      0.00%        0.00%        0.06%(f)      0.56%

------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate
  Bond--
  Service Class                              0.56%(n)(f)      0.00%        0.25%        0.05%(c)(f)   0.86%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate
  Bond--Initial
  Class                                      0.56%(n)(f)      0.00%        0.00%        0.05%(c)(f)   0.61%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP ICAP Select
  Equity--Service Class                      0.78%(o)(f)      0.00%        0.25%        0.06%(f)      1.09%

------------------------------------------------------------------------------------------------------------
  MainStay VP ICAP Select
  Equity--Initial Class                      0.78%(o)(f)      0.00%        0.00%        0.06%(f)      0.84%

------------------------------------------------------------------------------------------------------------
  MainStay VP International
  Equity--Service Class                      0.88%(p)(f)      0.00%        0.25%        0.09%(c)(f)   1.22%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP International
  Equity--Initial Class                      0.88%(p)(f)      0.00%        0.00%        0.09%(c)(f)   0.97%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap
  Growth--Service Class                      0.75%(q)(f)      0.00%        0.25%        0.05%(f)      1.05%(r)

------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap
  Growth--Initial Class                      0.75%(q)(f)      0.00%        0.00%        0.05%(f)      0.80%(r)

------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core--Service
  Class                                      0.85%(s)         0.00%        0.25%        0.06%(c)      1.16%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core--Initial
  Class                                      0.85%(s)         0.00%        0.00%        0.06%(c)      0.91%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth--Service
  Class                                      0.75%(t)         0.00%        0.25%        0.05%(c)      1.05%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth--Initial
  Class                                      0.75%(t)         0.00%        0.00%        0.05%(c)      0.80%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value--Service
  Class                                      0.70%(u)         0.00%        0.25%        0.06%(c)      1.01%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value--Initial
  Class                                      0.70%(u)         0.00%        0.00%        0.06%(c)      0.76%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index--Service
  Class                                      0.29%(v)(f)      0.00%        0.25%        0.04%(f)      0.58%

------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index--Initial
  Class                                      0.29%(v)(f)      0.00%        0.00%        0.04%(f)      0.33%

------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap
  Growth--Service Class                      0.90%(w)         0.00%        0.25%        0.06%         1.21%

------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap
  Growth--Initial Class                      0.90%(w)         0.00%        0.00%        0.06%         0.96%

------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return--Service
  Class                                      0.57%(x)(f)      0.00%        0.25%        0.06%(c)(f)   0.88%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return--Initial
  Class                                      0.57%(x)(f)      0.00%        0.00%        0.06%(c)(f)   0.63%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Service Class(*)        0.36%(l)         0.20%        0.25%        0.05%(c)      0.86%(d)

------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Initial Class(*)        0.36%(l)         0.20%        0.00%        0.05%(c)      0.61%(d)

------------------------------------------------------------------------------------------------------------
  Alger American SmallCap
  Growth--Class S Shares(**)                 0.81%            0.00%        0.25%        0.15%         1.21%

------------------------------------------------------------------------------------------------------------
  Alger American SmallCap
  Growth--Class O Shares(**)                 0.81%            0.00%        0.00%        0.15%         0.96%

------------------------------------------------------------------------------------------------------------
  CVS Calvert Social Balanced
  Portfolio                                 0.425%(y)        0.275%        0.00%        0.20%         0.90%

------------------------------------------------------------------------------------------------------------
  Columbia Small Cap Value Fund,
  Variable
  Series--Class B                            0.80%(z)         0.00%        0.25%        0.09%(aa)     1.14%(bb)

------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology
  Growth--Service Class                      0.75%(cc)        0.00%        0.25%        0.10%(dd)     1.10%

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL
                                                                                                      FUND
                                                                          12B-1                      ANNUAL
                                           ADVISORY     ADMINISTRATION     FEE-        OTHER         EXPEN-
                  FUND                       FEES            FEES        S(sec.)      EXPENSES       SE(A)
------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth--Initial Class
0.75%(cc)                                    0.00%            0.00%        0.10%(dd)    0.85%

------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP
  Contrafund(R)--Service Class 2             0.56%(y)         0.00%        0.25%        0.09%         0.90%(ee)

------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP
  Contrafund(R)--Initial Class               0.56%(y)         0.00%        0.00%        0.09%         0.65%(ee)

------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-
  Income -- Service Class 2                  0.46%(y)         0.00%        0.25%        0.09%         0.80%

------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-
  Income -- Initial Class                    0.46%(y)         0.00%        0.00%        0.09%         0.55%(ee)

------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap--Service
  Class 2                                    0.56%(y)         0.00%        0.25%        0.10%         0.91%(ee)

------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced--Service
  Shares                                     0.55%(ff)        0.00%        0.25%        0.02%         0.82%

------------------------------------------------------------------------------------------------------------
  Janus Aspen Series
  Balanced--Institutional
  Shares                                     0.55%(ff)        0.00%        0.00%        0.02%         0.57%

------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide
  Growth--Service
  Shares(gg)                                 0.65%(ff)        0.00%        0.25%        0.02%         0.92%

------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide
  Growth -- Institutional Shares(gg)         0.65%(ff)        0.00%        0.00%        0.02%         0.67%

------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust
  Series--Service Class                      0.75%(l)         0.00%        0.25%        0.10%         1.10%(hh)

------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust
  Series--Initial Class                      0.75%(l)         0.00%        0.00%        0.10%         0.85%(hh)

------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series--Service
  Class                                      0.75%(l)         0.00%        0.25%        0.13%         1.13%(hh)

------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series--Initial
  Class                                      0.75%(l)         0.00%        0.00%        0.13%         0.88%(hh)

------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series--Service
  Class                                      0.75%(l)         0.00%        0.25%        0.10%         1.10%(hh)

------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Mid Cap
  Growth--Class S                            0.82%(ii)        0.00%        0.25%        0.07%         1.14%(jj)

------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap
  Portfolio--Investment Class                1.25%            0.00%        0.00%        0.06%         1.31%

------------------------------------------------------------------------------------------------------------
  Royce Small-Cap
  Portfolio--Investment Class                1.00%            0.00%        0.00%        0.08%         1.08%

------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income
  Portfolio II                               0.85%(kk)        0.00%        0.25%        0.00%         1.10%

------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income
  Portfolio                                  0.85%(kk)        0.00%        0.00%        0.00%         0.85%

------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund         1.00%            0.00%        0.00%        0.01%         1.01%

------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets
  Equity--Class II(ll)                       1.21%(l)         0.00%        0.35%(mm)    0.37%         1.93%

------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets
  Equity--Class I(ll)                        1.21%(l)         0.00%        0.00%        0.37%         1.58%

------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock--Class
  A Shares                                   0.30%(l)         0.00%        0.25%        0.69%         1.24%(nn)
------------------------------------------------------------------------------------------------------------


sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.

(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(f)    Expenses have been restated to reflect current fees.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)    The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed contractually to waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expenses were 0.79% and 1.04%, respectively for Initial Class and Service Class. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million

(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expenses were 0.78% and 1.03%, respectively for Initial Class and Service Class. There is no guarantee this waiver will continue.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expenses were 0.28% and 0.53%, respectively for Initial Class and Service Class.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees'.

(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.

(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class' daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.

(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.

(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) - Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R) - Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income - Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap - Service Class 2. These offsets may be discontinued at any time.

(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.

(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees."

(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio - Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), Separate Account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


     FOR POLICES PURCHASED ON OR AFTER NOVEMBER 15, 2004

INVESTMENT DIVISION                                          1 YR       3 YR        5 YR       10 YR
-------------------                                        -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider...........................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP BOND--SERVICE CLASS
without EBB Rider........................................  $256.27   $  787.69   $1,345.33   $2,862.81
with EBB Rider...........................................  $287.05   $  879.61   $1,497.67   $3,161.75
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without EBB Rider........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider...........................................  $298.27   $  912.99   $1,552.75   $3,268.57
MAINSTAY VP CASH MANAGEMENT
without EBB Rider........................................  $225.57   $  695.43   $1,191.45   $2,555.61
with EBB Rider...........................................  $256.44   $  788.20   $1,346.18   $2,864.49
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without EBB Rider........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider...........................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider...........................................  $301.33   $  922.07   $1,567.71   $3,297.48
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without EBB Rider........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider...........................................  $299.29   $  916.01   $1,557.73   $3,278.20
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without EBB Rider........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider...........................................  $325.82   $  994.58   $1,686.84   $3,525.79
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider...........................................  $300.32   $  919.05   $1,562.74   $3,287.85
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without EBB Rider........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider...........................................  $289.09   $  885.68   $1,507.70   $3,181.25
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider...........................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without EBB Rider........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider...........................................  $294.19   $  900.86   $1,532.76   $3,229.85
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without EBB Rider........................................  $286.97   $  879.36   $1,497.29   $3,161.01
with EBB Rider...........................................  $317.66   $  970.45   $1,647.25   $3,450.29

INVESTMENT DIVISION                                          1 YR       3 YR        5 YR       10 YR
-------------------                                        -------   ---------   ---------   ---------
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without EBB Rider........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider...........................................  $330.92   $1,009.65   $1,711.51   $3,572.67
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without EBB Rider........................................  $282.87   $  867.19   $1,477.14   $3,121.77
with EBB Rider...........................................  $313.57   $  958.37   $1,627.43   $3,412.31
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without EBB Rider........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider...........................................  $324.80   $  991.56   $1,681.90   $3,516.38
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without EBB Rider........................................  $282.87   $  867.19   $1,477.14   $3,121.77
with EBB Rider...........................................  $313.57   $  958.37   $1,627.43   $3,412.31
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without EBB Rider........................................  $278.78   $  854.98   $1,456.95   $3,082.34
with EBB Rider...........................................  $309.49   $  946.28   $1,607.55   $3,374.19
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider........................................  $271.62   $  833.61   $1,421.55   $3,013.01
with EBB Rider...........................................  $302.36   $  925.10   $1,572.71   $3,307.11
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider........................................  $275.72   $  845.83   $1,441.79   $3,052.69
with EBB Rider...........................................  $306.44   $  937.20   $1,592.63   $3,345.49
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without EBB Rider........................................  $234.78   $  723.18   $1,237.82   $2,648.73
with EBB Rider...........................................  $265.63   $  815.69   $1,391.84   $2,954.60
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without EBB Rider........................................  $299.25   $  915.88   $1,557.53   $3,277.80
with EBB Rider...........................................  $329.90   $1,006.63   $1,706.57   $3,563.31
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without EBB Rider........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider...........................................  $296.23   $  906.92   $1,542.76   $3,249.24
MAINSTAY VP VALUE--SERVICE CLASS(*)
without EBB Rider........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider...........................................  $294.19   $  900.86   $1,532.76   $3,229.85
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(**)
without EBB Rider........................................  $299.25   $  915.88   $1,557.53   $3,277.80
with EBB Rider...........................................  $329.90   $1,006.63   $1,706.57   $3,563.31
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider...........................................  $298.27   $  912.99   $1,552.75   $3,268.57
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without EBB Rider........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider...........................................  $322.76   $  985.54   $1,672.02   $3,497.56
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without EBB Rider........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider...........................................  $318.68   $  973.47   $1,652.22   $3,459.76
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without EBB Rider........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider...........................................  $298.27   $  912.99   $1,552.75   $3,268.57

----------
(*) The MainStay VP Value portfolio will merge with and into the MainStay VP
    ICAP Select Equity portfolio on May 16, 2008.

(**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will no be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

INVESTMENT DIVISION                                          1 YR       3 YR        5 YR       10 YR
-------------------                                        -------   ---------   ---------   ---------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without EBB Rider........................................  $257.29   $  790.76   $1,350.43   $2,872.89
with EBB Rider...........................................  $288.07   $  882.65   $1,502.70   $3,171.51
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider...........................................  $299.29   $  916.01   $1,557.73   $3,278.20
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without EBB Rider........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider...........................................  $290.11   $  888.72   $1,512.72   $3,190.99
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without EBB Rider........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider...........................................  $300.32   $  919.05   $1,562.74   $3,287.85
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without EBB Rider........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider...........................................  $318.68   $  973.47   $1,652.22   $3,459.76
MFS(R) RESEARCH SERIES--SERVICE CLASS
without EBB Rider........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider...........................................  $321.74   $  982.52   $1,667.07   $3,488.12
MFS(R) UTILITIES SERIES--SERVICE CLASS
without EBB Rider........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider...........................................  $318.68   $  973.47   $1,652.22   $3,459.76
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without EBB Rider........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider...........................................  $322.76   $  985.54   $1,672.02   $3,497.56
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider........................................  $309.48   $  946.25   $1,607.52   $3,374.10
with EBB Rider...........................................  $340.10   $1,036.71   $1,755.77   $3,656.47
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider...........................................  $316.64   $  967.43   $1,642.32   $3,440.82
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without EBB Rider........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider...........................................  $318.68   $  973.47   $1,652.22   $3,459.76
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider........................................  $278.78   $  854.98   $1,456.95   $3,082.34
with EBB Rider...........................................  $309.49   $  946.28   $1,607.55   $3,374.19
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without EBB Rider........................................  $372.93   $1,133.06   $1,912.64   $3,949.92
with EBB Rider...........................................  $403.36   $1,221.81   $2,056.16   $4,213.60
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider........................................  $302.32   $  925.00   $1,572.55   $3,306.80
with EBB Rider...........................................  $332.96   $1,015.66   $1,721.36   $3,591.36


     FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004

INVESTMENT DIVISION                                           1 YR      3 YR       5 YR       10 YR
-------------------                                         -------   -------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider.........................................  $284.92   $873.28   $1,487.22   $3,141.40
with EBB Rider............................................  $315.61   $964.40   $1,637.34   $3,431.32
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider.........................................  $230.69   $710.85   $1,217.23   $2,607.44
with EBB Rider............................................  $261.54   $803.48   $1,371.57   $2,914.65

INVESTMENT DIVISION                                           1 YR      3 YR       5 YR       10 YR
-------------------                                         -------   -------   ---------   ---------
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider.........................................  $241.94   $744.71   $1,273.76   $2,720.59
with EBB Rider............................................  $272.76   $837.01   $1,427.21   $3,024.13
MAINSTAY VP CASH MANAGEMENT
without EBB Rider.........................................  $225.57   $695.43   $1,191.45   $2,555.61
with EBB Rider............................................  $256.44   $788.20   $1,346.18   $2,864.49
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider.........................................  $235.80   $726.25   $1,242.97   $2,659.03
with EBB Rider............................................  $266.64   $818.74   $1,396.90   $2,964.57
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider.........................................  $270.59   $830.55   $1,416.48   $3,003.07
with EBB Rider............................................  $301.33   $922.07   $1,567.71   $3,297.48
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider.........................................  $242.97   $747.79   $1,278.90   $2,730.81
with EBB Rider............................................  $273.79   $840.08   $1,432.27   $3,034.04
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider.........................................  $269.57   $827.50   $1,411.42   $2,993.13
with EBB Rider............................................  $300.32   $919.05   $1,562.74   $3,287.85
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider.........................................  $269.57   $827.50   $1,411.42   $2,993.13
with EBB Rider............................................  $300.32   $919.05   $1,562.74   $3,287.85
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider.........................................  $232.73   $717.02   $1,227.54   $2,628.11
with EBB Rider............................................  $263.59   $809.59   $1,381.71   $2,934.66
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider.........................................  $281.86   $864.14   $1,472.10   $3,111.91
with EBB Rider............................................  $312.56   $955.35   $1,622.48   $3,402.82
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without EBB Rider.........................................  $237.85   $732.40   $1,253.23   $2,679.58
with EBB Rider............................................  $268.68   $824.83   $1,407.01   $2,984.47
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without EBB Rider.........................................  $261.39   $803.02   $1,370.80   $2,913.14
with EBB Rider............................................  $292.15   $894.79   $1,522.75   $3,210.45
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider.........................................  $274.69   $842.77   $1,436.74   $3,042.80
with EBB Rider............................................  $305.41   $934.18   $1,587.66   $3,335.92
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without EBB Rider.........................................  $257.29   $790.76   $1,350.43   $2,872.89
with EBB Rider............................................  $288.07   $882.65   $1,502.70   $3,171.51
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without EBB Rider.........................................  $268.55   $824.44   $1,406.36   $2,983.16
with EBB Rider............................................  $299.29   $916.01   $1,557.73   $3,278.20
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without EBB Rider.........................................  $257.29   $790.76   $1,350.43   $2,872.89
with EBB Rider............................................  $288.07   $882.65   $1,502.70   $3,171.51
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider.........................................  $253.20   $778.50   $1,330.04   $2,832.50
with EBB Rider............................................  $283.99   $870.49   $1,482.62   $3,132.43
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider.........................................  $271.62   $833.61   $1,421.55   $3,013.01
with EBB Rider............................................  $302.36   $925.10   $1,572.71   $3,307.11

INVESTMENT DIVISION                                           1 YR      3 YR       5 YR       10 YR
-------------------                                         -------   -------   ---------   ---------
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider.........................................  $275.72   $845.83   $1,441.79   $3,052.69
with EBB Rider............................................  $306.44   $937.20   $1,592.63   $3,345.49
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider.........................................  $209.19   $646.00   $1,108.59   $2,388.02
with EBB Rider............................................  $240.11   $739.23   $1,264.62   $2,702.33
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider.........................................  $273.67   $839.72   $1,431.68   $3,032.87
with EBB Rider............................................  $304.40   $931.16   $1,582.68   $3,326.33
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider.........................................  $239.89   $738.56   $1,263.50   $2,700.10
with EBB Rider............................................  $270.72   $830.92   $1,417.11   $3,004.32
MAINSTAY VP VALUE--INITIAL CLASS(*)
without EBB Rider.........................................  $237.85   $732.40   $1,253.23   $2,679.58
with EBB Rider............................................  $268.68   $824.83   $1,407.01   $2,984.47
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARE(**)
without EBB Rider.........................................  $273.67   $839.72   $1,431.68   $3,032.87
with EBB Rider............................................  $304.40   $931.16   $1,582.68   $3,326.33
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider.........................................  $267.53   $821.38   $1,401.27   $2,973.16
with EBB Rider............................................  $298.27   $912.99   $1,552.75   $3,268.57
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without EBB Rider.........................................  $292.09   $894.60   $1,522.43   $3,209.85
with EBB Rider............................................  $322.76   $985.54   $1,672.02   $3,497.56
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider.........................................  $262.41   $806.07   $1,375.87   $2,923.16
with EBB Rider............................................  $293.17   $897.82   $1,527.74   $3,220.15
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider.........................................  $241.94   $744.71   $1,273.76   $2,720.59
with EBB Rider............................................  $272.76   $837.01   $1,427.21   $3,024.13
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without EBB Rider.........................................  $231.71   $713.93   $1,222.38   $2,617.79
with EBB Rider............................................  $262.56   $806.53   $1,376.63   $2,924.66
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider.........................................  $268.55   $824.44   $1,406.36   $2,983.16
with EBB Rider............................................  $299.29   $916.01   $1,557.73   $3,278.20
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider.........................................  $233.75   $720.10   $1,232.68   $2,638.42
with EBB Rider............................................  $264.60   $812.64   $1,386.77   $2,944.65
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without EBB Rider.........................................  $243.99   $750.86   $1,284.02   $2,741.03
with EBB Rider............................................  $274.80   $843.11   $1,437.30   $3,043.91
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider.........................................  $262.41   $806.07   $1,375.87   $2,923.16
with EBB Rider............................................  $293.17   $897.82   $1,527.74   $3,220.15
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider.........................................  $265.48   $815.26   $1,391.13   $2,953.20
with EBB Rider............................................  $296.23   $906.92   $1,542.76   $3,249.24



----------
(*) The MainStay VP Value portfolio will merge with and into the MainStay VP
    ICAP Select Equity portfolio on May 16, 2008.

(**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will no be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

INVESTMENT DIVISION                                          1 YR       3 YR        5 YR       10 YR
-------------------                                        -------   ---------   ---------   ---------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without EBB Rider........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider...........................................  $318.68   $  973.47   $1,652.22   $3,459.76
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without EBB Rider........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider...........................................  $322.76   $  985.54   $1,672.02   $3,497.56
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider........................................  $309.48   $  946.25   $1,607.52   $3,374.10
with EBB Rider...........................................  $340.10   $1,036.71   $1,755.77   $3,656.47
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider...........................................  $316.64   $  967.43   $1,642.32   $3,440.82
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without EBB Rider........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider...........................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider........................................  $278.78   $  854.98   $1,456.95   $3,082.34
with EBB Rider...........................................  $309.49   $  946.28   $1,607.55   $3,374.19
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider........................................  $337.12   $1,027.90   $1,741.37   $3,629.26
with EBB Rider...........................................  $367.65   $1,117.61   $1,887.55   $3,903.37
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider........................................  $302.32   $  925.00   $1,572.55   $3,306.80
with EBB Rider...........................................  $332.96   $1,015.66   $1,721.36   $3,591.36

        QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ACCESS VARIABLE ANNUITY?

     A New York Life Access Variable Annuity is a flexible premium deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 43 Investment Divisions of the Separate Account, 42 of which are available to all policyholders, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

          SEPARATE ACCOUNT

               The Separate Account currently consists of 73 investment divisions 42 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Data Page.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value each applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your Registered Representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the

EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. Additional premium payments must be at least $1,000 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.")

     You may allocate the initial premium payment to the Investment Divisions plus the Fixed Account. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY ONE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to applicable state law. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

          (a) the Accumulation Value,

          (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges, or

          (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary."

     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICY--Your Right to Cancel ("Free Look")."

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:

          REGULAR MAIL        NYLIAC Variable Products Service Center
                              Madison Square Station
                              P.O. Box 922
                              New York, NY 10159

          EXPRESS MAIL        NYLIAC Variable Products Service Center
                              51 Madison Avenue
                              Room 251
                              New York, NY 10010



     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS?

     Subsequent premium payments must be sent to one of the following addresses:


          REGULAR MAIL        NYLIAC
                              75 Remittance Drive
                              Suite 3021
                              Chicago, IL 60675-3021

          EXPRESS MAIL        NYLIAC, Suite 3021
                              c/o The Northern Trust Bank
                              350 North Orleans Street
                              Receipt & Dispatch, 8th Floor
                              Chicago, IL 60654



     Subsequent premium payments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment division as of December 31, 2002 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on March 13, 2000.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                         MAINSTAY VP                         MAINSTAY VP                             MAINSTAY VP
                   BALANCED--SERVICE CLASS               BOND--SERVICE CLASS                     BOND--INITIAL CLASS
                 ---------------------------    ------------------------------------    ------------------------------------
                  2007      2006     2005(E)     2007      2006      2005      2004      2007      2006      2005      2004
                 ------    ------    -------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.32    $10.41     $10.00    $10.33    $10.06    $10.02    $10.00    $13.46    $13.08    $13.00    $12.68
Accumulation
  Unit value
  (end of
  period)......  $11.43    $11.32     $10.41    $10.80    $10.33    $10.06    $10.02    $14.12    $13.46    $13.08    $13.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     334       272        136       373        83        35         1        66        71        87        96
                              MAINSTAY VP
                          BOND--INITIAL CLASS
                 ------------------------------------
                  2003      2002      2001      2000*
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.32    $11.43    $10.62    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.68    $12.32    $11.43    $10.62
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     121       170        96        16


                             MAINSTAY VP
                       CAPITAL APPRECIATION--                                        MAINSTAY VP
                            SERVICE CLASS                                CAPITAL APPRECIATION--INITIAL CLASS
                ------------------------------------    ---------------------------------------------------------------------
                 2007      2006      2005      2004      2007     2006     2005     2004     2003     2002     2001     2000*
                ------    ------    ------    ------    -----    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning
  of period)..  $11.26    $10.98    $10.31    $10.00    $6.87    $6.68    $6.26    $6.11    $4.88    $7.17    $9.48    $10.00
Accumulation
  Unit value
  (end of
  period).....  $12.43    $11.26    $10.98    $10.31    $7.61    $6.87    $6.68    $6.26    $6.11    $4.88    $7.17    $ 9.48
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....      48        18         7         1       34       50       98      138      160      174      186       123
                                          MAINSTAY VP CASH MANAGEMENT
                -------------------------------------------------------------------------------
                  2007      2006      2005      2004      2003       2002       2001      2000*
                -------    ------    ------    ------    ------    -------    -------    ------
Accumulation
  Unit value
  (beginning
  of period)..  $  1.08    $ 1.04    $ 1.03    $ 1.04    $ 1.05    $  1.05    $  1.03    $ 1.00
Accumulation
  Unit value
  (end of
  period).....  $  1.11    $ 1.08    $ 1.04    $ 1.03    $ 1.04    $  1.05    $  1.05    $ 1.03
Number of
  units
  outstanding
  (in 000s)
  (end of
  period).....   11,758     4,894     3,332     3,618     3,657     25,991     15,454     4,074


                              MAINSTAY VP
                      COMMON STOCK--SERVICE CLASS                       MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 ------------------------------------    ---------------------------------------------------------------------
                  2007      2006      2005      2004      2007     2006     2005     2004     2003     2002     2001     2000*
                 ------    ------    ------    ------    -----    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.05    $10.54    $10.00    $10.00    $9.43    $8.22    $7.75    $7.10    $5.71    $7.65    $9.37    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.45    $12.05    $10.54    $10.00    $9.76    $9.43    $8.22    $7.75    $7.10    $5.71    $7.65    $ 9.37
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      82        32         3         0       62       72      110      137      152      219      230       139
                    MAINSTAY VP
                    CONSERVATIVE
                    ALLOCATION--                   MAINSTAY VP
                   SERVICE CLASS           CONVERTIBLE--SERVICE CLASS
                 -----------------    ------------------------------------
                  2007     2006(F)     2007      2006      2005      2004
                 ------    -------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.62     $10.00    $11.47    $10.58    $10.11    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.21     $10.62    $12.94    $11.47    $10.58    $10.11
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     879        179       282       113        34         2


                                                                                                          MAINSTAY VP
                                                                                                      DEVELOPING GROWTH--
                                  MAINSTAY VP CONVERTIBLE--INITIAL CLASS                                 SERVICE CLASS
                 ------------------------------------------------------------------------    ------------------------------------
                  2007      2006      2005      2004     2003     2002     2001     2000*     2007      2006      2005      2004
                 ------    ------    ------    -----    -----    -----    -----    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.33    $10.42    $ 9.93    $9.50    $7.89    $8.71    $9.04    $10.00    $12.17    $11.00    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.81    $11.33    $10.42    $9.93    $9.50    $7.89    $8.71    $ 9.04    $16.27    $12.17    $11.00    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      92       111       126      153      168      209      199       150        74        12         4         0
                               MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                 -----------------------------------------------------------------------
                  2007      2006      2005     2004     2003     2002     2001     2000*
                 ------    ------    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.13    $ 9.14    $8.28    $7.95    $5.83    $8.33    $9.13    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.58    $10.13    $9.14    $8.28    $7.95    $5.83    $8.33    $ 9.13
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      15        18       21       21       28       19        6         9


                         MAINSTAY VP
                       FLOATING RATE--             MAINSTAY VP GOVERNMENT--SERVICE         MAINSTAY VP GOVERNMENT--INITIAL
                        SERVICE CLASS                           CLASS                                   CLASS
                 ---------------------------    ------------------------------------    ------------------------------------
                  2007      2006     2005(E)     2007      2006      2005      2004      2007      2006      2005      2004
                 ------    ------    -------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.56    $10.14     $10.00    $10.28    $10.06    $10.01    $10.00    $12.69    $12.38    $12.28    $12.07
Accumulation
  Unit value
  (end of
  period)......  $10.63    $10.56     $10.14    $10.78    $10.28    $10.06    $10.01    $13.33    $12.69    $12.38    $12.28
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,383       797        373       177        42        30         0        43        57        86       117
                                                            MAINSTAY VP
                                                               GROWTH
                    MAINSTAY VP GOVERNMENT--INITIAL         ALLOCATION--
                                 CLASS                     SERVICE CLASS
                 ------------------------------------    -----------------
                  2003      2002      2001      2000*     2007     2006(F)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $12.04    $11.13    $10.60    $10.00    $10.73     $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.07    $12.04    $11.13    $10.60    $11.64     $10.73
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     162       287       128        27       138         53



------------

   *    The policies were first offered on March 13, 2000.

(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                              MAINSTAY VP
                              HIGH YIELD
                           CORPORATE BOND--
                             SERVICE CLASS                          MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                 ------------------------------------    --------------------------------------------------------------------------
                  2007      2006      2005      2004      2007      2006      2005      2004      2003      2002     2001     2000*
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.32    $10.29    $10.18    $10.00    $16.07    $14.57    $14.38    $12.95    $ 9.65    $9.60    $9.29    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.38    $11.32    $10.29    $10.18    $16.19    $16.07    $14.57    $14.38    $12.95    $9.65    $9.60    $ 9.29
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,206       552       242         6       137       232       213       396       375      255      149        85
                              MAINSTAY VP
                   ICAP SELECT EQUITY--SERVICE CLASS
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.33    $10.53    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.94    $12.33    $10.53    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     340        27         3         0



                                                                                                            MAINSTAY VP
                                MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS                  INTERNATIONAL EQUITY-- SERVICE CLASS
                 --------------------------------------------------------------------------    ------------------------------------
                  2007      2006      2005      2004      2003     2002     2001      2000*     2007      2006      2005      2004
                 ------    ------    ------    ------    -----    -----    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.62    $10.74    $10.34    $ 9.43    $7.49    $9.86    $10.49    $10.00    $13.95    $10.82    $10.19    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.27    $12.62    $10.74    $10.34    $9.43    $7.49    $ 9.86    $10.49    $14.38    $13.95    $10.82    $10.19
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      45        24        31        38       40       41        34        17       372       172        56         1


                                                                                                           MAINSTAY VP
                                                                                                       LARGE CAP GROWTH--
                              MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS                             SERVICE CLASS
                 -------------------------------------------------------------------------    ------------------------------------
                  2007      2006      2005      2004      2003     2002     2001     2000*     2007      2006      2005      2004
                 ------    ------    ------    ------    -----    -----    -----    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $15.16    $11.72    $11.02    $ 9.54    $7.45    $7.92    $9.35    $10.00    $11.92    $11.32    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $15.66    $15.16    $11.72    $11.02    $9.54    $7.45    $7.92    $ 9.35    $14.21    $11.92    $11.32    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      72        78        54        52       45       34       32        18        77        25         6         0
                              MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                 ---------------------------------------------------------------------
                  2007     2006     2005     2004     2003     2002     2001     2000*
                 -----    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $7.27    $6.88    $6.70    $6.96    $5.52    $7.81    $9.51    $10.00
Accumulation
  Unit value
  (end of
  period)......  $8.68    $7.27    $6.88    $6.70    $6.96    $5.52    $7.81    $ 9.51
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     44       47       64       71       91       87       69        55



                              MAINSTAY VP
                            MID CAP CORE--
                             SERVICE CLASS                             MAINSTAY VP MID CAP CORE--INITIAL CLASS
                 ------------------------------------    -------------------------------------------------------------------
                  2007      2006      2005      2004      2007      2006      2005      2004      2003      2002     2001(A)
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $13.09    $11.60    $10.19    $10.00    $17.98    $15.89    $13.93    $11.57    $ 8.67    $10.00     $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.51    $13.09    $11.60    $10.19    $18.60    $17.98    $15.89    $13.93    $11.57    $ 8.67     $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     186        74        28         1        19        26        20        11        15         8          0
                              MAINSTAY VP
                           MID CAP GROWTH--
                             SERVICE CLASS                            MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
                 ------------------------------------    ------------------------------------------------------------------
                  2007      2006      2005      2004      2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.64    $11.78    $10.24    $10.00    $17.49    $16.26    $14.10    $11.68    $ 8.19    $11.65    $10.00
Accumulation
  Unit value
  (end of
  period)......  $14.37    $12.64    $11.78    $10.24    $19.94    $17.49    $16.26    $14.10    $11.68    $ 8.19    $11.65
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     133        75        51         1        15        21        29        21        17        17         5


                              MAINSTAY VP
                            MID CAP VALUE--
                             SERVICE CLASS                            MAINSTAY VP MID CAP VALUE--INITIAL CLASS
                 ------------------------------------    ------------------------------------------------------------------
                  2007      2006      2005      2004      2007      2006      2005      2004      2003      2002    2001(A)
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -----    -------
Accumulation
  Unit value
  (beginning of
  period)......  $11.97    $10.69    $10.29    $10.00    $14.14    $12.59    $12.10    $10.45    $ 8.23    $9.78     $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.62    $11.97    $10.69    $10.29    $13.76    $14.14    $12.59    $12.10    $10.45    $8.23     $ 9.78
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     213       108        49         3        33        43        57        67        65       67         11
                                         MAINSTAY VP
                    MAINSTAY VP            MODERATE
                      MODERATE              GROWTH                      MAINSTAY VP
                    ALLOCATION--         ALLOCATION--                 S&P 500 INDEX--
                   SERVICE CLASS        SERVICE CLASS                  SERVICE CLASS
                 -----------------    -----------------    ------------------------------------
                  2007     2006(F)     2007     2006(F)     2007      2006      2005      2004
                 ------    -------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.68     $10.00    $10.82     $10.00    $11.96    $10.55    $10.25    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.41     $10.68    $11.63     $10.82    $12.36    $11.96    $10.55    $10.25
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     748        215       593        353       275       126        61         2


                                                                                                         MAINSTAY VP
                                                                                                     SMALL CAP GROWTH--
                                 MAINSTAY VP S&P 500 INDEX--INITIAL CLASS                               SERVICE CLASS
                 -----------------------------------------------------------------------    ------------------------------------
                  2007      2006      2005     2004     2003     2002     2001     2000*     2007      2006      2005      2004
                 ------    ------    -----    -----    -----    -----    -----    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.04    $ 8.83    $8.56    $7.87    $6.23    $8.14    $9.40    $10.00    $10.99    $10.53    $10.30    $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.40    $10.04    $8.83    $8.56    $7.87    $6.23    $8.14    $ 9.40    $10.45    $10.99    $10.53    $10.30
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      93       112      179      210      227      250      224       135        58        33        20         1
                            MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                 -----------------------------------------------------------------
                  2007      2006      2005      2004      2003     2002    2001(A)
                 ------    ------    ------    ------    -----    -----    -------
Accumulation
  Unit value
  (beginning of
  period)......  $11.40    $10.89    $10.63    $ 9.86    $7.07    $9.76     $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.86    $11.40    $10.89    $10.63    $9.86    $7.07     $ 9.76
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      10        15        33        42       43       38         28




------------

   *    The policies were first offered on March 13, 2000.

  (a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                              MAINSTAY VP
                      TOTAL RETURN--SERVICE CLASS                       MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                 ------------------------------------    ---------------------------------------------------------------------
                  2007      2006      2005      2004      2007     2006     2005     2004     2003     2002     2001     2000*
                 ------    ------    ------    ------    -----    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.37    $10.57    $10.11    $10.00    $9.27    $8.60    $8.20    $7.83    $6.64    $8.09    $9.20    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.00    $11.37    $10.57    $10.11    $9.81    $9.27    $8.60    $8.20    $7.83    $6.64    $8.09    $ 9.20
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      34        14         1         0       34       39       58       88      242      278      302       297
                              MAINSTAY VP
                         VALUE--SERVICE CLASS
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.44    $10.65    $10.21    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.48    $12.44    $10.65    $10.21
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     176        70        18         1


                                                                                                       ALGER AMERICAN
                                                                                                      SMALLCAP GROWTH--
                                       MAINSTAY VP VALUE--INITIAL CLASS                                CLASS S SHARES
                 ----------------------------------------------------------------------------    --------------------------
                  2007      2006      2005      2004      2003      2002      2001      2000*     2007      2006      2005
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $14.28    $12.20    $11.66    $10.64    $ 8.49    $10.92    $11.04    $10.00    $14.09    $11.95    $10.41
Accumulation
  Unit value
  (end of
  period)......  $14.37    $14.28    $12.20    $11.66    $10.64    $ 8.49    $10.92    $11.04    $16.22    $14.09    $11.95
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      67        51        77        87       101       106        73        22        52        29        11
                  ALGER
                 AMERI-
                   CAN
                 SMALL-
                   CAP
                 GROWT-
                   H--
                  CLASS
                    S                                  ALGER AMERICAN
                 SHARES                        SMALLCAP GROWTH--CLASS O SHARES
                 ------    ----------------------------------------------------------------------
                  2004      2007      2006     2005     2004     2003     2002     2001     2000*
                 ------    ------    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.00    $ 9.44    $7.99    $6.94    $6.05    $4.31    $5.94    $8.56    $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.41    $10.89    $9.44    $7.99    $6.94    $6.05    $4.31    $5.94    $ 8.56
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       1        35       43       54       64       69       97       87        69


                                                                                                           COLUMBIA
                                                                                                    SMALL CAP VALUE FUND,
                                  CVS CALVERT SOCIAL BALANCED PORTFOLIO                            VARIABLE SERIES--CLASS B
                 -----------------------------------------------------------------------    -------------------------------------
                  2007      2006      2005     2004     2003     2002     2001     2000*     2007      2006      2005     2004(D)
                 ------    ------    -----    -----    -----    -----    -----    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $10.35    $ 9.66    $9.29    $8.71    $7.42    $8.57    $9.36    $10.00    $12.52    $10.66    $10.26     $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.47    $10.35    $9.66    $9.29    $8.71    $7.42    $8.57    $ 9.36    $12.01    $12.52    $10.66     $10.26
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      23        21       16       17       14       15       11        11       162        82        24          1
                              DREYFUS IP
                          TECHNOLOGY GROWTH--
                            SERVICE SHARES
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.27    $11.00    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.70    $11.27    $11.00    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      50         9         6         0


                                                                                           FIDELITY(R) VIP CONTRAFUND(R)--
                             DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES                          SERVICE CLASS 2
                 -------------------------------------------------------------------    ------------------------------------
                  2007      2006      2005      2004      2003      2002     2001(A)     2007      2006      2005      2004
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.08    $10.79    $10.56    $10.67    $ 7.18    $12.03     $10.00    $12.93    $11.79    $10.26    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.51    $11.08    $10.79    $10.56    $10.67    $ 7.18     $12.03    $14.93    $12.93    $11.79    $10.26
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      17        20         8        11        17        22          2       520       258        98         3
                               FIDELITY(R) VIP CONTRAFUND(R)-- INITIAL CLASS
                 -------------------------------------------------------------------------
                  2007      2006      2005      2004      2003     2002     2001     2000*
                 ------    ------    ------    ------    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $13.95    $12.68    $11.02    $ 9.69    $7.66    $8.58    $9.93    $10.00
Accumulation
  Unit value
  (end of
  period)......  $16.15    $13.95    $12.68    $11.02    $9.69    $7.66    $8.58    $ 9.93
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     135       130       126       133      136      128      103        46


                            FIDELITY(R) VIP
                            EQUITY-INCOME--
                            SERVICE CLASS 2                         FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                 ------------------------------------    -----------------------------------------------------------------
                  2007      2006      2005      2004      2007      2006      2005      2004      2003      2002     2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.47    $10.56    $10.16    $10.00    $14.17    $11.97    $11.49    $10.46    $ 8.15    $9.97    $10.65
Accumulation
  Unit value
  (end of
  period)......  $12.43    $12.47    $10.56    $10.16    $14.17    $14.17    $11.97    $11.49    $10.46    $8.15    $ 9.97
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     423       213        63         1        64        66        55       119        84       77        53
                 FIDEL-
                 ITY(R)
                   VIP
                 EQUIT-
                   Y-
                 INCOM-
                 E--IN-                    FIDELITY(R) VIP                             JANUS ASPEN SERIES
                  ITIAL                       MID CAP--                                    BALANCED--
                  CLASS                    SERVICE CLASS 2                               SERVICE SHARES
                 ------    -----------------------------------------------    ------------------------------------
                  2000*     2007      2006      2005      2004     2003(B)     2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.00    $16.05    $14.50    $12.48    $10.17     $10.00    $11.79    $10.84    $10.23    $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.65    $18.22    $16.05    $14.50    $12.48     $10.17    $12.80    $11.79    $10.84    $10.23
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      27       188       101        39         7          0       193        84        55         1


                                                                                                   JANUS ASPEN SERIES WORLDWIDE
                                             JANUS ASPEN SERIES                                              GROWTH--
                                       BALANCED--INSTITUTIONAL SHARES                                     SERVICE SHARES
                 --------------------------------------------------------------------------    ------------------------------------
                  2007      2006      2005      2004      2003     2002     2001      2000*     2007      2006      2005      2004
                 ------    ------    ------    ------    -----    -----    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.31    $11.29    $10.62    $ 9.94    $8.85    $9.61    $10.24    $10.00    $12.11    $10.43    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.40    $12.31    $11.29    $10.62    $9.94    $8.85    $ 9.61    $10.24    $13.04    $12.11    $10.43    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     109       112       167       205      264      283       264       160        67        15        11         0
                                           JANUS ASPEN SERIES
                                 WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                 ---------------------------------------------------------------------
                  2007     2006     2005     2004     2003     2002     2001     2000*
                 -----    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $7.84    $6.74    $6.46    $6.27    $5.13    $7.00    $9.16    $10.00
Accumulation
  Unit value
  (end of
  period)......  $8.46    $7.84    $6.74    $6.46    $6.27    $5.13    $7.00    $ 9.16
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     46       88      123      152      181      199      159       127




------------

   *    The policies were first offered on March 13, 2000.

  (a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

  (b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

  (d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                           MFS(R) INVESTORS
                      TRUST SERIES--SERVICE CLASS                     MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                 ------------------------------------    ----------------------------------------------------------------------
                  2007      2006      2005      2004      2007      2006     2005     2004     2003     2002     2001     2000*
                 ------    ------    ------    ------    ------    -----    -----    -----    -----    -----    -----    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.90    $10.73    $10.00    $10.00    $ 9.73    $8.75    $8.28    $7.55    $6.28    $8.07    $9.75    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.89    $11.90    $10.73    $10.00    $10.57    $9.73    $8.75    $8.28    $7.55    $6.28    $8.07    $ 9.75
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       7         6        --         0        26       33       37       44       45       41       29        11
                            MFS(R) RESEARCH
                         SERIES--SERVICE CLASS
                 ------------------------------------
                  2007      2006      2005      2004
                 ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.68    $10.77    $10.00    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.99    $11.68    $10.77    $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      13         4         5         0


                                                                                                MFS(R) UTILITIES SERIES--
                                 MFS(R) RESEARCH SERIES--INITIAL CLASS                                SERVICE CLASS
                 ---------------------------------------------------------------------    -------------------------------------
                  2007     2006     2005     2004     2003     2002     2001     2000*     2007      2006      2005     2004(C)
                 -----    -----    -----    -----    -----    -----    -----    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $8.25    $7.59    $7.15    $6.27    $5.10    $6.87    $8.86    $10.00    $18.42    $14.29    $12.45     $10.00
Accumulation
  Unit value
  (end of
  period)......  $9.20    $8.25    $7.59    $7.15    $6.27    $5.10    $6.87    $ 8.86    $23.13    $18.42    $14.29     $12.45
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     20       29       32       42       49       53       55        66       645       271       127         12
                            NEUBERGER BERMAN
                              AMT MID CAP
                       GROWTH PORTFOLIO--CLASS S
                 -------------------------------------
                  2007      2006      2005     2004(C)
                 ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $13.44    $11.92    $10.67     $10.00
Accumulation
  Unit value
  (end of
  period)......  $16.17    $13.44    $11.92     $10.67
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      47         6         3          0


                                                                                                                         T.
                                                                                                                        ROWE
                                                                                                                        PRICE
                                                                                                                       EQUITY
                            ROYCE                          ROYCE                           T. ROWE PRICE               INCOME
                    MICRO-CAP PORTFOLIO--          SMALL-CAP PORTFOLIO--                   EQUITY INCOME                PORT-
                       INVESTMENT CLASS               INVESTMENT CLASS                     PORTFOLIO II                 FOLIO
                 ---------------------------    ---------------------------    ------------------------------------    ------
                  2007      2006     2005(E)     2007      2006     2005(E)     2007      2006      2005      2004      2007
                 ------    ------    -------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $14.62    $12.27     $10.00    $12.01    $10.56     $10.00    $12.32    $10.55    $10.33    $10.00    $15.86
Accumulation
  Unit value
  (end of
  period)......  $14.97    $14.62     $12.27    $11.58    $12.01     $10.56    $12.50    $12.32    $10.55    $10.33    $16.13
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      88        44          4       116        53        119       368       183        84         2       101
                                T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 ------------------------------------------------------------------
                  2006      2005      2004      2003      2002      2001      2000*
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $13.54    $13.24    $11.70    $ 9.47    $11.07    $11.08    $10.00
Accumulation
  Unit value
  (end of
  period)......  $15.86    $13.54    $13.24    $11.70    $ 9.47    $11.07    $11.08
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      98        91       112       130       110        81        13


                                                                                                      VAN KAMPEN UIF
                                                                                                     EMERGING MARKETS
                                        VAN ECK WORLDWIDE HARD ASSETS                                EQUITY--CLASS II
                 ---------------------------------------------------------------------------    --------------------------
                  2007      2006      2005      2004      2003      2002     2001      2000*     2007      2006      2005
                 ------    ------    ------    ------    ------    -----    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $28.20    $23.01    $15.41    $12.62    $ 8.83    $9.24    $10.48    $10.00    $18.98    $14.06    $10.67
Accumulation
  Unit value
  (end of
  period)......  $40.36    $28.20    $23.01    $15.41    $12.62    $8.83    $ 9.24    $10.48    $26.25    $18.98    $14.06
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     209       115        56        19        15        6         3         2       141        46        13
                   VAN
                 KAMPEN
                   UIF
                 EMERG-
                   ING
                  MAR-
                  KETS
                  EQUI-
                 TY--C-
                  LASS
                   II
                 ------
                  2004
                 ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.67
Number of units
  outstanding
  (in 000s)
  (end of
  period)......       0


                                                                                                           VICTORY VIF
                              VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I                   DIVERSIFIED STOCK--CLASS A SHARES
                 -------------------------------------------------------------------------    -------------------------------------
                  2007      2006      2005      2004     2003     2002     2001      2000*     2007      2006      2005     2004(C)
                 ------    ------    ------    -----    -----    -----    ------    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $16.30    $12.07    $ 9.15    $7.55    $5.12    $5.72    $ 6.21    $10.00    $11.94    $10.67    $10.00     $10.00
Accumulation
  Unit value
  (end of
  period)......  $22.55    $16.30    $12.07    $9.15    $7.55    $5.12    $ 5.72    $ 6.21    $12.93    $11.94    $10.67     $10.00
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      19        51        47       18       92       21     1,019         6        57        34        13          0




------------

   *    The policies were first offered on March 13, 2000.

  (c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

  (e) For the Period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 73 investment divisions, 42 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------------
 FUND                    INVESTMENT ADVISERS        ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 MainStay VP Series      New York Life Investment   MainStay VP Balanced;
 Fund, Inc.              Management LLC             MainStay VP Bond;
                                                    MainStay VP Common Stock;
                                                    MainStay VP Conservative
                                                    Allocation;
                                                    MainStay VP Floating Rate;
                                                    MainStay VP Growth Allocation;
                                                    MainStay VP Mid Cap Core;
                                                    MainStay VP Moderate Allocation;
                                                    MainStay VP Moderate Growth
                                                    Allocation;
                                                    MainStay VP S&P 500 Index;

                         Subadviser: MacKay         MainStay VP Capital Appreciation;
                         Shields LLC ("MacKay")     MainStay VP Cash Management;
                                                    MainStay VP Convertible;
                                                    MainStay VP Government;
                                                    MainStay VP High Yield Corporate
                                                    Bond;
                                                    MainStay VP International Equity;
                                                    MainStay VP Mid Cap Growth;
                                                    MainStay VP Mid Cap Value;
                                                    MainStay VP Small Cap Growth;
                                                    MainStay VP Total Return;
                                                    MainStay VP Value*

                         Subadviser: Institutional  MainStay VP ICAP Select Equity
                         Capital LLC

                         Subadviser: Winslow        MainStay VP Large Cap Growth
                         Capital Management, Inc.

                         Subadviser: Lord Abbett &  MainStay VP Developing Growth
                         Company LLC

--------------------------------------------------------------------------------------
 The Alger American      Fred Alger Management,     Alger American SmallCap Growth**
 Fund                    Inc.

--------------------------------------------------------------------------------------
 Calvert Variable        Calvert Asset Management   CVS Calvert Social Balanced
 Series, Inc.            Company, Inc.              Portfolio
                         Subadvisers (equity
                         portion): New Amsterdam
                         Partners LLC and SSgA
                         Funds Management, Inc.
                         (No subadviser on fixed
                         income portion)

--------------------------------------------------------------------------------------
 Columbia Funds          Columbia Management        Columbia Small Cap Value Fund,
 Variable Insurance      Advisors, LLC              Variable
 Trust                                              Series


--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 FUND                    INVESTMENT ADVISERS        ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios
The Dreyfus Corporation  Dreyfus IP Technology
                         Growth

--------------------------------------------------------------------------------------
 Fidelity Variable       Fidelity Management and    Fidelity(R) VIP Contrafund(R)
 Insurance Products      Research Company
 Fund                    Subadviser: Fidelity
                         Management & Research
                         (U.K.) Inc. ("FMRUK"),
                         Fidelity Management &
                         Research (Far East) Inc.
                         ("FMRFE"), Fidelity
                         Investments Japan Limited
                         ("FIJL"), FMR Co., Inc.
                         ("FMRC")

                         Subadviser: FMRC           Fidelity(R) VIP Equity-Income

                         Subadviser: FMRUK, FMRFE,  Fidelity(R) VIP Mid Cap
                         FIJL, FMRC

--------------------------------------------------------------------------------------
 Janus Aspen Series      Janus Capital Management   Janus Aspen Series Balanced
                         LLC                        Janus Aspen Series Worldwide
                                                    Growth

--------------------------------------------------------------------------------------
 MFS(R) Variable         MFS(R) Investment          MFS(R) Investors Trust Series
 Insurance Trust(SM)     Management                 MFS(R) Research Series
                                                    MFS(R) Utilities Series

--------------------------------------------------------------------------------------
 Neuberger Berman        Neuberger Berman           Neuberger Berman AMT Mid-Cap
 Advisers Management     Management Inc.            Growth Portfolio
 Trust                   Subadviser: Neuberger
                         Berman, LLC

--------------------------------------------------------------------------------------
 The Royce Capital       Royce & Associates, LLC    Royce Micro-Cap Portfolio
 Fund                                               Royce Small-Cap Portfolio

--------------------------------------------------------------------------------------
 T. Rowe Price Equity    T. Rowe Price Associates,  T. Rowe Price Equity Income
 Series, Inc.            Inc.                       Portfolio II

--------------------------------------------------------------------------------------
 Van Eck Worldwide       Van Eck Associates         Van Eck Worldwide Hard Assets
 Insurance Trust         Corporation

--------------------------------------------------------------------------------------
 The Universal           Morgan Stanley Investment  Van Kampen UIF Emerging Markets
 Institutional Funds,    Management Inc.            Equity
 Inc.

--------------------------------------------------------------------------------------
 Victory Variable        Victory Capital            Victory VIF Diversified Stock
 Insurance Funds         Management Inc.

--------------------------------------------------------------------------------------


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, SAI, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if we determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Access Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



-------------------------------------------------------------------------------------------------------------------------
                                       NEW YORK LIFE
                 NEW YORK LIFE           LONGEVITY           NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                ACCESS VARIABLE       BENEFIT VARIABLE     PREMIUM PLUS ELITE          ELITE               ESSENTIALS
                    ANNUITY#              ANNUITY#         VARIABLE ANNUITY#     VARIABLE ANNUITY#     VARIABLE ANNUITY#
-------------------------------------------------------------------------------------------------------------------------
  Surren-             None           10 Years (8%, 8%,     10 Years (8%, 8%,      8 Years (8%, 8%,      7 Years (7%, 7%,
  der                               8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,     7%, 6%, 6%, 5%,
  Charge                            3%, 3%, 3% -- based   3%, 3%, 3% -- based   3% -- based on each   4% -- based on each
  Period                               on the Policy        on each premium       premium payment       premium payment
                                           Date)*            payment date)*            date)*                date)
-------------------------------------------------------------------------------------------------------------------------
  DCA                  No               Yes (6 month          Yes (6 month          Yes (6 month         Yes (6, 12, 18
  Advan-                                  account)              account)              account)               month
  tage                                                                                                     accounts)
  Plan
-------------------------------------------------------------------------------------------------------------------------
  Interest             No                   Yes                   Yes                   Yes                   Yes
  Sweep
-------------------------------------------------------------------------------------------------------------------------
  Longev-              No                   Yes                    No                    No                    No
  ity
  Benefit
-------------------------------------------------------------------------------------------------------------------------
  Premium              No                   Yes                   Yes                    No                    No
  Credit
-------------------------------------------------------------------------------------------------------------------------
  Fixed               Yes                   Yes                   Yes                   Yes                   Yes
  Account           One-Year              One-Year              One-Year              One-Year             - One-Year
                                                                                                          - Three-Year
-------------------------------------------------------------------------------------------------------------------------
  Reset         Annual reset to           Optional              Optional              Optional          Annual reset to
  Death              age 80         Annual reset to age     Annual reset to       Annual reset to            age 80
  Benefit                                    80                  age 80                age 80
  Guaran-
  tee
-------------------------------------------------------------------------------------------------------------------------
  Annual              N/A                  0.30%          Ages 65 or younger:   Ages 65 or younger:           N/A
  Death                                                   0.30%                 0.30%
  Benefit                                                 Ages 66 to 75:        Ages 66 to 75:
  Reset                                                   0.35%                 0.35%
  Charge
-------------------------------------------------------------------------------------------------------------------------
  Mortal-            1.55%                  1.35%                 1.90%                 1.70%                 1.45%
  ity and     Based on assets of    Based on Adjusted     Based on Adjusted     Based on Adjusted     Based on assets of
  Expense     the Separate          Premium Payments.     Premium Payments.     Premium Payments.     the Separate
  Risk and    Account.              Charge is not         Charge is not         Charge is not         Account.
  Adminis-    Charge is reflected   reflected in the      reflected in the      reflected in the      Charge is reflected
  tration     in the Accumulation   Accumulation Unit     Accumulation Unit     Accumulation Unit     in the Accumulation
  Costs       Unit Value            Value                 Value                 Value                 Unit Value
  Charge
-------------------------------------------------------------------------------------------------------------------------
  Longev-             N/A                  1.00%                  N/A                   N/A                   N/A
  ity                               Based on the total
  Benefit                           premium payment
  Charge                            made to the policy.
-------------------------------------------------------------------------------------------------------------------------
  Annual              $40*                  $30                   $30                   $30                   $30
  Policy
  Service
  Charge
-------------------------------------------------------------------------------------------------------------------------
  Minimum           $50,000               $100,000              $100,000              $100,000              $50,000
  Cash
  Value
  Required
  to Waive
  Annual
  Policy
  Service
  Charge
-------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                                             NEW YORK LIFE
                 NEW YORK LIFE         NEW YORK LIFE            FLEXIBLE
                PREMIUM PLUS II            SELECT           PREMIUM VARIABLE
               VARIABLE ANNUITY#     VARIABLE ANNUITY#          ANNUITY#
-----------------------------------------------------------------------------
  Surren-       8 Years (8%, 8%,      3 Years (8%, 8%,      9 Years (7%, 7%,
  der         8%, 7%, 6%, 5%, 4%,   7% -- based on each   7%, 6%, 5%, 4%, 3%,
  Charge      3% -- based on each     premium payment      2%, 1% -- based on
  Period        premium payment            date)              policy date)
                     date)*
-----------------------------------------------------------------------------
  DCA             Yes (6 month      Yes (6 and 12 month            No
  Advan-            account)             accounts)
  tage
  Plan
-----------------------------------------------------------------------------
  Interest            Yes                   Yes                   Yes
  Sweep
-----------------------------------------------------------------------------
  Longev-              No                    No                    No
  ity
  Benefit
-----------------------------------------------------------------------------
  Premium             Yes                    No                    No
  Credit
-----------------------------------------------------------------------------
  Fixed               Yes                   Yes                   Yes
  Account           One-Year              One-Year              One-Year
-----------------------------------------------------------------------------
  Reset         Annual reset to       Annual reset to       3 year reset to
  Death              age 80                age 80                age 85
  Benefit
  Guaran-
  tee
-----------------------------------------------------------------------------
  Annual              N/A                   N/A                   N/A
  Death
  Benefit
  Reset
  Charge
-----------------------------------------------------------------------------
  Mortal-             1.75%                 1.85%                 1.40%
  ity and     Based on assets of    Based on assets of    Based on assets of
  Expense     the Separate          the Separate          the Separate
  Risk and    Account.              Account.              Account.
  Adminis-    Charge is reflected   Charge is reflected   Charge is reflected
  tration     in the Accumulation   in the Accumulation   in the Accumulation
  Costs       Unit Value            Unit Value            Unit Value
  Charge
-----------------------------------------------------------------------------
  Longev-             N/A                   N/A                   N/A
  ity
  Benefit
  Charge
-----------------------------------------------------------------------------
  Annual              $30                   $50                   $30
  Policy
  Service
  Charge
-----------------------------------------------------------------------------
  Minimum           $100,000              $100,000              $20,000
  Cash
  Value
  Required
  to Waive
  Annual
  Policy
  Service
  Charge
-----------------------------------------------------------------------------



      All policies and features may not be available in all jurisdictions. # Each formerly a LifeStages(R) Variable Annuity.
   *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as We may permit at any time. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. The currently available methods of payment are direct payments to NYLIAC and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 80. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 90, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

     - submit your request in writing on a form We approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     (a) Limits on Transfers.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period. We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the policyowners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

            (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an
            investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

            (2) increased administrative and Fund brokerage expenses.

            (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (See "Limits on Transfers").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10:00 p.m. (Eastern Time).

     The VSC enables you to:

          - email your Registered Representative or the VPSC;

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - change your address;

          - obtain service forms;

          - reset your password; and

          - view and download policy statements

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments; and

          - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The
Policies -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:

--------------------------------------------------------------
              AMOUNT       ACCUMULATION     ACCUMULATION UNITS
 MONTH     TRANSFERRED      UNIT VALUE           PURCHASED
--------------------------------------------------------------
   1           $100           $10.00               10.00
   2           $100           $ 8.00               12.50
   3           $100           $12.50                8.00
   4           $100           $ 7.50               13.33
 Total         $400           $38.00              $43.83



                   The average unit price is calculated as follows:

 Total share price       $38.00
------------------    =  ------    =  $9.50
  Number of months          4


                   The average unit cost is calculated as follows:

 Total amount transferred       $400.00
-------------------------    =  -------    =  $9.13
   Total units purchased         43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Date page. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than

$100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under our Dollar Cost Averaging Option, VPSC must have received a completed Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Dollar Cost Averaging request form is not received within the five Business Days, the dollar cost averaging transfer will commence on the day requested in the following month. All completed Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine or if the maximum amount has been transferred to the Fixed Account from the Investment Divisions for the Policy Year. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is not received within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     The EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

             AGE OF OLDEST OWNER                                RANGE OF
                OR ANNUITANT                             APPLICABLE PERCENTAGES
             -------------------                         ----------------------
70 OR YOUNGER                                 NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                            NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement

Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE
POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.


     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 x 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or though other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or SAI.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written withdrawal request, less any outstanding taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan). (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:



(a)  Accumulation Value: $175,000

(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 -
     $20,000); or

(c)  Reset value - the greater of: a) Current Accumulation Value - $175,000;
     and
                                          b) Last Reset Value, plus
     premiums, less proportional withdrawals.
                                          That is:

     $220,000 + $0 - (($20,000/$250,000)($220,000))
                                          =$220,000 - (0.08)($220,000)
                                          =$220,000 - $17,600
                                          =$202,400



     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges)" independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of the statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM AMOUNT THAT MAY BE TRANSFERRED INTO THE FIXED ACCOUNT IN A POLICY YEAR FROM THE INVESTMENT DIVISIONS IS DESCRIBED IN THE POLICY DATA PAGE. You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The SAI discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA Policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year than an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a) (9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a) (9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for the New York Life Access Variable Annuity policies during the fiscal years ended December 31, 2007, 2006, and 2005 were $1,605,055, $949,546 and $1,099,889, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                                                    PAGE
                                                                                    ----
THE POLICIES......................................................................     2
  Valuation of Accumulation Units.................................................     2
ANNUITY PAYMENTS..................................................................     2
GENERAL MATTERS...................................................................     2
FEDERAL TAX MATTERS...............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation.....................     3
  Tax Status of the Policies......................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................................     4
STATE REGULATION..................................................................     4
RECORDS AND REPORTS...............................................................     4
LEGAL PROCEEDINGS.................................................................     5
FINANCIAL STATEMENTS..............................................................     5
OTHER INFORMATION.................................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS..................................   F-1



           How to obtain a  New York Life Access Variable Annuity SAI.

  The New York Life Access Variable Annuity Statement of Additional Information
                 is posted on Our website, www.newyorklife.com.
          For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                   NYLIAC Variable Products Service Center
                   Madison Square Station
                   P.O. Box 922
                   New York, NY 10159


  -----------------------------------------------------------------------------
Please send me a New York Life Access Variable Annuity Statement of Additional
                         Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                  State                      Zip

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                (FORMERLY LIFESTAGES(R) ACCESS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                           51 MADISON AVENUE, ROOM 251
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Access Variable Annuity Prospectus. You should read the SAI in conjunction with the New York Life Access Variable Annuity Prospectus. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the May 1, 2008 New York Life Access Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
THE POLICIES......................................................................     2
  Valuation of Accumulation Units.................................................     2
ANNUITY PAYMENTS..................................................................     2
GENERAL MATTERS...................................................................     2
FEDERAL TAX MATTERS...............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation.....................     3
  Tax Status of the Policies......................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................................     4
STATE REGULATION..................................................................     4
RECORDS AND REPORTS...............................................................     4
LEGAL PROCEEDINGS.................................................................     5
FINANCIAL STATEMENTS..............................................................     5
OTHER INFORMATION.................................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS..................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charge deducted from the applicable
           Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or sex, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received, deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2008
                    to the Prospectuses dated May 1, 2008 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2008

                                       FOR
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                   (FORMERLY MAINSTAY ACCESS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can Use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES. Below is a list of variable Investment Divisions available in your policy in addition to the Fixed Account.

  -    MainStay VP Balanced--Service Class
  -    MainStay VP Bond--Initial Class
  -    MainStay VP Capital Appreciation--Initial Class
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock--Initial Class
  -    MainStay VP Conservative Allocation--Service Class
  -    MainStay VP Convertible--Initial Class
  -    MainStay VP Developing Growth--Initial Class
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government--Initial Class
  -    MainStay VP Growth Allocation--Service Class
  -    MainStay VP High Yield Corporate Bond--Initial Class
  -    MainStay VP ICAP Select Equity--Initial Class
  -    MainStay VP International Equity--Initial Class
  -    MainStay VP Large Cap Growth--Initial Class
  -    MainStay VP Mid Cap Core--Service Class
  -    MainStay VP Mid Cap Growth--Service Class
  -    MainStay VP Mid Cap Value--Initial Class
  -    MainStay VP Moderate Allocation--Service Class
  -    MainStay VP Moderate Growth Allocation--Service Class
  -    MainStay VP S&P 500 Index--Initial Class
  -    MainStay VP Small Cap Growth--Initial Class
  -    MainStay VP Total Return--Initial Class
  -    MainStay VP Value--Initial Class*
  -    Alger American SmallCap Growth--Class O Shares (formerly Alger American Small Capitalization)
  -    CVS Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable Series--Class B
  -    Dreyfus IP Technology Growth--Initial Shares
  -    Fidelity(R) VIP Contrafund(R)--Initial Class
  -    Fidelity(R) VIP Equity-Income--Initial Class
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced--Institutional Shares
  -    Janus Aspen Series Worldwide Growth--Institutional Shares
  -    MFS(R) Investors Trust Series--Initial Class
  -    MFS(R) Research Series--Initial Class
  -    MFS(R) Utilities Series--Service Class
  -    Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
  -    Royce Micro-Cap Portfolio--Investment Class
  -    Royce Small-Cap Portfolio--Investment Class
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity--Class I
  -    Victory VIF Diversified Stock--Class A Shares


---------------
(*) The MainStay VP Value portfolio will merge with and into the MainStay VP
    ICAP Select Equity portfolio on May 16, 2008.

     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Neuberger Berman Advisers Management Trust, the Victory Variable Insurance Funds, the Royce Capital Fund and the Van Eck Worldwide Insurance Trust (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio. Please contact Us at (800) 762-6212 or Your registered representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                          PAGE
                                          ----
DEFINITIONS.............................    3

TABLE OF FEES AND EXPENSES..............    5

EXAMPLES................................   10

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ACCESS VARIABLE ANNUITY..........   13
  How Do I Contact NYLIAC?..............   15

FINANCIAL STATEMENTS....................   15

CONDENSED FINANCIAL INFORMATION.........   16

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT..   20
  New York Life Insurance and Annuity
     Corporation........................   20
  The Separate Account..................   20
  The Portfolios........................   20
  Additions, Deletions, or Substitutions
     of Investments.....................   22
  Reinvestment..........................   23

THE POLICIES............................   23
  Qualified and Non-Qualified Policies..   23
  Transfers.............................   24
  Limits on Transfers...................   24
  Procedures for Telephone/Web
     Transactions.......................   26
  Dollar Cost Averaging
     (DCA) Program......................   26
  Automatic Asset Reallocation..........   28
  Accumulation Period...................   28
     (a) Valuation of Accumulation
         Units..........................   28
  Riders................................   28
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)...............   28
     (b) Enhanced Spousal Continuance
         Rider (Optional)...............   30
  Policyowner Inquiries.................   30
  Records and Reports...................   31

CHARGES AND DEDUCTIONS..................   31
  Separate Account Charge...............   31
  Policy Service Charge.................   31
  Transfer Fees.........................   31
  Group and Sponsored Arrangements......   31
  Taxes.................................   32
  Fund Charges..........................   32
  Enhanced Beneficiary Benefit Rider
     Charge (Optional)..................   32

DISTRIBUTIONS UNDER THE POLICY..........   32
  Surrenders and Withdrawals............   32
     (a) Surrenders.....................   33
     (b) Partial Withdrawals............   33
     (c) Periodic Partial  Withdrawals..   33
     (d) Hardship Withdrawals...........   33
  Required Minimum Distribution Option..   33
  Our Right to Cancel...................   34
  Annuity Commencement Date.............   34
  Death Before Annuity Commencement.....   34
  Income Payments.......................   35
     (a) Election of Income Payment
         Options........................   35
     (b) Proof of Survivorship..........   36
  Delay of Payments.....................   36
  Designation of Beneficiary............   37
  Restrictions Under Code Section
     403(b)(11).........................   37

THE FIXED ACCOUNT.......................   37
     (a) Interest Crediting.............   37
     (b) Transfers to Investment
         Divisions......................   37
     (c) Transfers to Fixed Account.....   38

FEDERAL TAX MATTERS.....................   38
  Introduction..........................   38
  Taxation of Annuities in General......   38
  Qualified Policies....................   39
     (a) Section 403(b) Plans...........   39
     (b) Individual Retirement
         Annuities......................   40
     (c) Roth Individual Retirement
         Annuities......................   40
     (d) Inherited IRAs.................   40
  Taxation of Death Benefits............   41

DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS..........................   41

VOTING RIGHTS...........................   42

TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI")........   43


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 408 and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 11 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted. THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (calculated as a percentage of
  the amount withdrawn).                                                          None
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a
Policy Year
(currently no charge for the first 12 transfers in a Policy Year).                 $30




The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $50,000
Accumulation Value; may be lower in some jurisdictions).                           $40
  CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE
  (calculated as an annualized percentage of the daily average Variable
  Accumulation Value, including mortality and expense risk and administrative
  fees).                                                                         1.55%



                             OPTIONAL RIDER CHARGES

--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as an annualized percentage of the policy's Accumulation Value, deducted on a
  quarterly basis).                                                              1.00%
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%



The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

                                                                  ---------------------
                                                                    MINIMUM     MAXIMUM
---------------------------------------------------------------------------------------
Expenses that are deducted from the Investment Division assets,      0.33%       1.58%
  including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2007.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                ESTIMATED
                                           ADVI-                                               UNDERLYING
                                            SORY    ADMINISTRATION      12b-1       OTHER    PORTFOLIO FEES        TOTAL FUND
                  FUND                      FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES      ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service  Class             0.00%         0.00%          0.25%       0.08%(a)      0.60%(b)           0.93%
MainStay VP Growth
  Allocation -- Service Class              0.00%         0.00%          0.25%       0.07%(c)      0.72%(b)           1.04%
MainStay VP Moderate
  Allocation -- Service Class              0.00%         0.00%          0.25%       0.06%(c)      0.63%(b)           0.94%
MainStay VP Moderate Growth
  Allocation -- Service Class              0.00%         0.00%          0.25%       0.05%(c)      0.68%(b)           0.98%



(#) Shown as a percentage of average net assets for the fiscal year ended
    December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.

(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

(c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupement is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

------------------------------------------------------------------------------------------------------------------
                                              ADVI-                                                     TOTAL FUND
                                               SORY       ADMINISTRATION       12b-1        OTHER         ANNUAL
                   FUND                        FEES            FEES         FEES(sec.)    EXPENSES     EXPENSE(a)
------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class          0.75%(b)        0.00%           0.25%        0.07%(c)      1.07%(d)
MainStay VP Bond -- Initial Class              0.49%(e)(f)     0.00%           0.00%        0.05%(f)      0.54%
MainStay VP Capital
  Appreciation -- Initial Class                0.61%(g)(f)     0.00%           0.00%        0.04%(f)      0.65%
MainStay VP Cash Management                    0.44%(h)(f)     0.00%           0.00%        0.05%(f)      0.49%
MainStay VP Common Stock -- Initial Class      0.54%(i)(f)     0.00%           0.00%        0.05%(c)(f)   0.59%(d)
MainStay VP Convertible -- Initial Class       0.60%(j)(f)     0.00%           0.00%        0.06%(c)(f)   0.66%(d)
MainStay VP Developing Growth -- Initial
  Class                                        0.80%(k)(f)     0.00%           0.00%        0.12%(f)      0.92%
MainStay VP Floating Rate -- Service Class     0.60%(l)        0.00%           0.25%        0.07%         0.92%
MainStay VP Government -- Initial Class        0.50%(m)(f)     0.00%           0.00%        0.06%(f)      0.56%
MainStay VP High Yield Corporate
  Bond -- Initial Class                        0.56%(n)(f)     0.00%           0.00%        0.05%(c)(f)   0.61%(d)
MainStay VP ICAP Select Equity -- Initial
  Class                                        0.78%(o)(f)     0.00%           0.00%        0.06%(f)      0.84%
MainStay VP International
  Equity -- Initial Class                      0.88%(p)(f)     0.00%           0.00%        0.09%(c)(f)   0.97%(d)
MainStay VP Large Cap Growth -- Initial
  Class                                        0.75%(q)(f)     0.00%           0.00%        0.05%(f)      0.80%(r)
MainStay VP Mid Cap Core -- Service Class      0.85%(s)        0.00%           0.25%        0.06%(c)      1.16%(d)
MainStay VP Mid Cap Growth -- Service
  Class                                        0.75%(t)        0.00%           0.25%        0.05%(c)      1.05%(d)
MainStay VP Mid Cap Value -- Initial Class     0.70%(u)        0.00%           0.00%        0.06%(c)      0.76%(d)
MainStay VP S&P 500 Index -- Initial Class     0.29%(v)(f)     0.00%           0.00%        0.04%(f)      0.33%
MainStay VP Small Cap Growth -- Initial
  Class                                        0.90%(w)        0.00%           0.00%        0.06%         0.96%
MainStay VP Total Return -- Initial Class      0.57%(x)(f)     0.00%           0.00%        0.06%(c)(f)   0.63%(d)
MainStay VP Value -- Initial Class(*)          0.36%(l)        0.20%           0.00%        0.05%(c)      0.61%(d)

------------------------------------------------------------------------------------------------------------------
                                             ADVISO-                                                    TOTAL FUND
                                                RY        ADMINISTRATION       12b-1        OTHER         ANNUAL
                   FUND                        FEES            FEES         FEES(sec.)    EXPENSES     EXPENSE(a)
------------------------------------------------------------------------------------------------------------------
Alger American SmallCap Growth -- Class O
  Shares(**)                                   0.81%           0.00%           0.00%        0.15%         0.96%
CVS Calvert Social Balanced Portfolio         0.425%(y)       0.275%           0.00%        0.20%         0.90%
Columbia Small Cap Value Fund, Variable
  Series -- Class B                            0.80%(z)        0.00%           0.25%        0.09%(aa)     1.14%(bb)
Dreyfus IP Technology Growth -- Initial
  Class                                        0.75%(cc)       0.00%           0.00%        0.10%(dd)     0.85%
Fidelity(R) VIP Contrafund(R) -- Initial
  Class                                        0.56%(y)        0.00%           0.00%        0.09%         0.65%(ee)
Fidelity(R) VIP Equity-Income -- Initial
  Class                                        0.46%(y)        0.00%           0.00%        0.09%         0.55%(ee)
Fidelity(R) VIP Mid Cap -- Service Class 2     0.56%(y)        0.00%           0.25%        0.10%         0.91%(ee)
Janus Aspen Series
  Balanced -- Institutional Shares             0.55%(ff)       0.00%           0.00%        0.02%         0.57%
Janus Aspen Series Worldwide Growth -- In-
  stitutional Shares(gg)                       0.65%(ff)       0.00%           0.00%        0.02%         0.67%
MFS(R) Investors Trust Series -- Initial
  Class                                        0.75%(l)        0.00%           0.00%        0.10%         0.85%(hh)
MFS(R) Research Series -- Initial Class        0.75%(l)        0.00%           0.00%        0.13%         0.88%(hh)
MFS(R) Utilities Series -- Service Class       0.75%(l)        0.00%           0.00%        0.10%         0.85%(hh)
Neuberger Berman AMT Mid Cap
  Growth -- Class I                            0.82%(ii)       0.00%           0.00%        0.07%         0.89%(jj)
Royce Micro-Cap Portfolio -- Investment
  Class                                        1.25%           0.00%           0.00%        0.06%         1.31%
Royce Small-Cap Portfolio -- Investment
  Class                                        1.00%           0.00%           0.00%        0.08%         1.08%
T. Rowe Price Equity Income Portfolio          0.85%(kk)       0.00%           0.00%        0.00%         0.85%
Van Eck Worldwide Hard Assets Fund             1.00%           0.00%           0.00%        0.01%         1.01%
Van Kampen UIF Emerging Markets
  Equity -- Class I(ll)                        1.21%(l)        0.00%           0.00%        0.37%         1.58%
Victory VIF Diversified Stock -- Class A
  Shares                                       0.30%(l)        0.00%           0.25%        0.69%         1.24%(mm)




(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(*) The Mainstay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(**) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect the "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(d) The Total Fund Annual Operating Expenses may differ from the amounts shown in the Financial Highlights section of the fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.

(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(f)    Expenses have been restated to reflect current fees.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)    The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed contractually to waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expenses were 0.79%. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.

(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expenses were 0.78%. There is no guarantee this waiver will continue.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expenses were 0.28%.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".

(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.

(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class' daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.

(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.

(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.54% for Fidelity(R) VIP Equity-Income -- Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.

(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.

(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".

(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class I shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(mm) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets whether you surrender, annuitize or do not surrender your policy at the end of the stated time period.



INVESTMENT DIVISION                                     1 YR        3 YR         5 YR        10 YR
-------------------                                   -------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider..................................   $284.92    $  873.28    $1,487.22    $3,141.40
with EBB Rider.....................................   $315.61    $  964.40    $1,637.34    $3,431.32
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider..................................   $230.69    $  710.85    $1,217.23    $2,607.44
with EBB Rider.....................................   $261.54    $  803.48    $1,371.57    $2,914.65
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider..................................   $241.94    $  744.71    $1,273.76    $2,720.59
with EBB Rider.....................................   $272.76    $  837.01    $1,427.21    $3,024.13
MAINSTAY VP CASH MANAGEMENT
without EBB Rider..................................   $225.57    $  695.43    $1,191.45    $2,555.61
with EBB Rider.....................................   $256.44    $  788.20    $1,346.18    $2,864.49
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider..................................   $235.80    $  726.25    $1,242.97    $2,659.03
with EBB Rider.....................................   $266.64    $  818.74    $1,396.90    $2,964.57
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider..................................   $270.59    $  830.55    $1,416.48    $3,003.07
with EBB Rider.....................................   $301.33    $  922.07    $1,567.71    $3,297.48
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider..................................   $242.97    $  747.79    $1,278.90    $2,730.81
with EBB Rider.....................................   $273.79    $  840.08    $1,432.27    $3,034.04
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider..................................   $269.57    $  827.50    $1,411.42    $2,993.13
with EBB Rider.....................................   $300.32    $  919.05    $1,562.74    $3,287.85
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider..................................   $269.57    $  827.50    $1,411.42    $2,993.13
with EBB Rider.....................................   $300.32    $  919.05    $1,562.74    $3,287.85
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider..................................   $232.73    $  717.02    $1,227.54    $2,628.11
with EBB Rider.....................................   $263.59    $  809.59    $1,381.71    $2,934.66
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider..................................   $281.86    $  864.14    $1,472.10    $3,111.91
with EBB Rider.....................................   $312.56    $  955.35    $1,622.48    $3,402.82
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL
  CLASS
without EBB Rider..................................   $237.85    $  732.40    $1,253.23    $2,679.58
with EBB Rider.....................................   $268.68    $  824.83    $1,407.01    $2,984.47
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without EBB Rider..................................   $261.39    $  803.02    $1,370.80    $2,913.14
with EBB Rider.....................................   $292.15    $  894.79    $1,522.75    $3,210.45
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider..................................   $274.69    $  842.77    $1,436.74    $3,042.80
with EBB Rider.....................................   $305.41    $  934.18    $1,587.66    $3,335.92

INVESTMENT DIVISION                                     1 YR        3 YR         5 YR        10 YR
-------------------                                   -------    ---------    ---------    ---------
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without EBB Rider..................................   $257.29    $  790.76    $1,350.43    $2,872.89
with EBB Rider.....................................   $288.07    $  882.65    $1,502.70    $3,171.51
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without EBB Rider..................................   $294.14    $  900.68    $1,532.47    $3,229.31
with EBB Rider.....................................   $324.80    $  991.56    $1,681.90    $3,516.38
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without EBB Rider..................................   $282.87    $  867.19    $1,477.14    $3,121.77
with EBB Rider.....................................   $313.57    $  958.37    $1,627.43    $3,412.31
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider..................................   $253.20    $  778.50    $1,330.04    $2,832.50
with EBB Rider.....................................   $283.99    $  870.49    $1,482.62    $3,132.43
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider..................................   $271.62    $  833.61    $1,421.55    $3,013.01
with EBB Rider.....................................   $302.36    $  925.10    $1,572.71    $3,307.11
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE
  CLASS
without EBB Rider..................................   $275.72    $  845.83    $1,441.79    $3,052.69
with EBB Rider.....................................   $306.44    $  937.20    $1,592.63    $3,345.49
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider..................................   $209.19    $  646.00    $1,108.59    $2,388.02
with EBB Rider.....................................   $240.11    $  739.23    $1,264.62    $2,702.33
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider..................................   $273.67    $  839.72    $1,431.68    $3,032.87
with EBB Rider.....................................   $304.40    $  931.16    $1,582.68    $3,326.33
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider..................................   $239.89    $  738.56    $1,263.50    $2,700.10
with EBB Rider.....................................   $270.72    $  830.92    $1,417.11    $3,004.32
MAINSTAY VP VALUE--INITIAL CLASS(1)
without EBB Rider..................................   $237.85    $  732.40    $1,253.23    $2,679.58
with EBB Rider.....................................   $268.68    $  824.83    $1,407.01    $2,984.47
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES(2)
without EBB Rider..................................   $273.67    $  839.72    $1,431.68    $3,032.87
with EBB Rider.....................................   $304.40    $  931.16    $1,582.68    $3,326.33
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider..................................   $267.53    $  821.38    $1,401.27    $2,973.16
with EBB Rider.....................................   $298.27    $  912.99    $1,552.75    $3,268.57
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without EBB Rider..................................   $292.09    $  894.60    $1,522.43    $3,209.85
with EBB Rider.....................................   $322.76    $  985.54    $1,672.02    $3,497.56
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider..................................   $262.41    $  806.07    $1,375.87    $2,923.16
with EBB Rider.....................................   $293.17    $  897.82    $1,527.74    $3,220.15
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider..................................   $241.94    $  744.71    $1,273.76    $2,720.59
with EBB Rider.....................................   $272.76    $  837.01    $1,427.21    $3,024.13
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without EBB Rider..................................   $231.71    $  713.93    $1,222.38    $2,617.79
with EBB Rider.....................................   $262.56    $  806.53    $1,376.63    $2,924.66
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider..................................   $268.55    $  824.44    $1,406.36    $2,983.16
with EBB Rider.....................................   $299.29    $  916.01    $1,557.73    $3,278.20

----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

INVESTMENT DIVISION                                     1 YR        3 YR         5 YR        10 YR
-------------------                                   -------    ---------    ---------    ---------
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider..................................   $233.75    $  720.10    $1,232.68    $2,638.42
with EBB Rider.....................................   $264.60    $  812.64    $1,386.77    $2,944.65
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL
  SHARES
without EBB Rider..................................   $243.99    $  750.86    $1,284.02    $2,741.03
with EBB Rider.....................................   $274.80    $  843.11    $1,437.30    $3,043.91
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider..................................   $262.41    $  806.07    $1,375.87    $2,923.16
with EBB Rider.....................................   $293.17    $  897.82    $1,527.74    $3,220.15
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider..................................   $265.48    $  815.26    $1,391.13    $2,953.20
with EBB Rider.....................................   $296.23    $  906.92    $1,542.76    $3,249.24
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Rider..................................   $288.00    $  882.41    $1,502.31    $3,170.77
with EBB Rider.....................................   $318.68    $  973.47    $1,652.22    $3,459.76
NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS I
without any Rider..................................   $266.50    $  818.32    $1,396.20    $2,963.19
with EBB Rider.....................................   $297.25    $  909.95    $1,547.74    $3,258.88
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Rider..................................   $309.48    $  946.25    $1,607.52    $3,374.10
with EBB Rider.....................................   $340.10    $1,036.71    $1,755.77    $3,656.47
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider..................................   $285.95    $  876.33    $1,492.26    $3,151.21
with EBB Rider.....................................   $316.64    $  967.43    $1,642.32    $3,440.82
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without EBB Rider..................................   $262.41    $  806.07    $1,375.87    $2,923.16
with EBB Rider.....................................   $293.17    $  897.82    $1,527.74    $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider..................................   $278.78    $  854.98    $1,456.95    $3,082.34
with EBB Rider.....................................   $309.49    $  946.28    $1,607.55    $3,374.19
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider..................................   $337.12    $1,027.90    $1,741.37    $3,629.26
with EBB Rider.....................................   $367.65    $1,117.61    $1,887.55    $3,903.37
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider..................................   $302.32    $  925.00    $1,572.55    $3,306.80
with EBB Rider.....................................   $332.96    $1,015.66    $1,721.36    $3,591.36

        QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ACCESS VARIABLE ANNUITY?

     A New York Life Access Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issued the policy. You may transfer the Accumulation Value of your policy to the Investment Divisions of the Separate Account, 42 of which are available to all policyowners, and/or the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer to one or more of the following Allocation Alternatives.

          SEPARATE ACCOUNT

               The Separate Account currently consists of 73 investment divisions, 42 of which are available to all policyowners. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you transfer all or part of the Accumulation Value to one of the Investment Divisions, the Separate Account will invest the amount exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          FIXED ACCOUNT

               Funds allocated to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions, but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options as described herein.

3. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administrative expenses. This charge is 1.55% (annualized) of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you selected the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

4. MAY NYLIAC TERMINATE YOUR POLICY?

     If both the Accumulation Value of Your policy and Your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate Your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating Your policy. If We terminate Your policy, We will pay you the Accumulation Value of Your policy in one lump sum.

5. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from Your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

6. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

7. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:

          (a) the Accumulation Value;

          (b) the sum of all premium payments made, less any partial withdrawals and any rider charges deducted since the Policy Date; or

          (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary." We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches the age of 80.

     If the Beneficiary is the spouse of the Annuitant and owner, see Question
8. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

8. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, Your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA and TSA policies are excluded). If Your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of Your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.

9. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

10. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

11. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL               NYL Annuity Service Center
                           2400 Reliable Parkway
                           Chicago, IL 60686
EXPRESS MAIL               National City Corporation
                           Attn: NYL Annuity Service Center/Lockbox #2400
                           5635 S. Archer Avenue
                           Chicago, IL 60638
CUSTOMER SERVICE           (800) 762-6212
  AND UNIT VALUES



     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations, and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, N.Y.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated.

     The policies were first offered on March 13, 2000.

                                       MAINSTAY VP
                                       BALANCED--                   MAINSTAY VP BOND--INITIAL CLASS
                                      SERVICE CLASS     -------------------------------------------------------
                                 ----------------------                                                  2000(-
                                  2007   2006   2005(g)  2007   2006   2005   2004   2003   2002   2001    j)
                                 ------ ------ -------- ------ ------ ------ ------ ------ ------ ------ ------
Accumulation Unit value
  (beginning of period)......... $11.32 $10.41  $10.00  $13.46 $13.08 $13.00 $12.68 $12.32 $11.43 $10.62 $10.00
Accumulation Unit value (end of
  period)....................... $11.43 $11.32  $10.41  $14.12 $13.46 $13.08 $13.00 $12.68 $12.32 $11.43 $10.62
Number of units outstanding (in
  000s) (end of period).........    334    272     136      66     71     87     96    121    170     96     16



                                              MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                                  ----------------------------------------------------------------------
                                   2007     2006     2005     2004     2003     2002     2001    2000(j)
                                  -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value
  (beginning of period).........  $6.87    $6.68    $6.26    $6.11    $4.88    $7.17    $9.48     $10.00
Accumulation Unit value (end of
  period).......................  $7.61    $6.87    $6.68    $6.26    $6.11    $4.88    $7.17     $ 9.48
Number of units outstanding (in
  000s) (end of period).........     34       50       98      138      160      174      186        123



                                                             MAINSTAY VP CASH MANAGEMENT
                                  --------------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003       2002       2001     2000(j)
                                  -------    ------    ------    ------    ------    -------    -------    -------
Accumulation Unit value
  (beginning of period).........  $  1.08    $ 1.04    $ 1.03    $ 1.04    $ 1.05    $  1.05    $  1.03     $ 1.00
Accumulation Unit value (end of
  period).......................  $  1.11    $ 1.08    $ 1.04    $ 1.03    $ 1.04    $  1.05    $  1.05     $ 1.03
Number of units outstanding (in
  000s) (end of period).........   11,758     4,894     3,332     3,618     3,657     25,991     15,454      4,074



                                                                                                   MAINSTAY VP
                                                                                                   CONSERVATIVE
                                                                                                   ALLOCATION--
                                             MAINSTAY VP COMMON STOCK--INITIAL CLASS              SERVICE CLASS
                                 --------------------------------------------------------------- ---------------
                                   2007    2006    2005    2004    2003    2002    2001  2000(j)   2007  2006(i)
                                 ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Accumulation Unit value
  (beginning of period).........  $9.43   $8.22   $7.75   $7.10   $5.71   $7.65   $9.37   $10.00  $10.62  $10.00
Accumulation Unit value (end of
  period).......................  $9.76   $9.43   $8.22   $7.75   $7.10   $5.71   $7.65   $ 9.37  $11.21  $10.62
Number of units outstanding (in
  000s) (end of period).........     62      72     110     137     152     219     230      139     879     179



                                                    MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                                  -------------------------------------------------------------------------
                                   2007      2006      2005      2004     2003     2002     2001    2000(j)
                                  ------    ------    ------    -----    -----    -----    -----    -------
Accumulation Unit value
  (beginning of period).........  $11.33    $10.42    $ 9.93    $9.50    $7.89    $8.71    $9.04     $10.00
Accumulation Unit value (end of
  period).......................  $12.81    $11.33    $10.42    $9.96    $9.50    $7.89    $8.71     $ 9.04
Number of units outstanding (in
  000s) (end of period).........      92       111       126      153      168      209      199        150



                                                                                                       MAINSTAY VP
                                                                                                     FLOATING RATE--
                                          MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS                SERVICE CLASS
                                --------------------------------------------------------------- ------------------------
                                  2007    2006    2005    2004    2003    2002    2001  2000(j)   2007    2006   2005(g)
                                ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- --------
Accumulation Unit value
  (beginning of period)........  $10.13  $ 9.14  $8.28   $7.95   $5.83   $8.33   $9.13   $10.00  $10.56  $10.14  $10.00
Accumulation Unit value (end of
  period)......................  $13.58  $10.13  $9.14   $8.28   $7.95   $5.83   $8.33   $ 9.13  $10.63  $10.56  $10.14
Number of units outstanding (in
  000s) (end of period)........      15      18     21      21      28      19       6        9   1,383     797     373



                                                                                                                    MAIN-
                                                                                                                    STAY
                                                                                                                     VP
                                                                                                                   GROWTH
                                                                                                                    ALLO-
                                                                                                                    CAT-
                                                                                                                    ION--
                                                                                                                    SER-
                                                                                                                    VICE
                                                      MAINSTAY VP GOVERNMENT--INITIAL CLASS                         CLASS
                                  -----------------------------------------------------------------------------    ------
                                   2007      2006      2005      2004      2003      2002      2001     2000(j)     2007
                                  ------    ------    ------    ------    ------    ------    ------    -------    ------
Accumulation Unit value
  (beginning of period).........  $12.69    $12.38    $12.28    $12.07    $12.04    $11.13    $10.60     $10.00    $10.73
Accumulation Unit value (end of
  period).......................  $13.33    $12.69    $12.38    $12.28    $12.07    $12.04    $11.13     $10.60    $11.64
Number of units outstanding (in
  000s) (end of period).........      43        57        86       117       162       287       128         27       138
                                   MAIN-
                                  STAY VP
                                   GROWTH
                                  ALLOCA-
                                   TION--
                                  SERVICE
                                   CLASS
                                  -------
                                  2006(i)
                                  -------
Accumulation Unit value
  (beginning of period).........   $10.00
Accumulation Unit value (end of
  period).......................   $10.73
Number of units outstanding (in
  000s) (end of period).........       53



---------------
(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(j) For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2006.

                                                  MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                                      ---------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003      2002     2001    2000(j)
                                      ------    ------    ------    ------    ------    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $16.07    $14.57    $14.38    $12.95    $ 9.65    $9.60    $9.29     $10.00
Accumulation Unit value (end of
  period)...........................  $16.19    $16.07    $14.57    $14.38    $12.95    $9.65    $9.60     $ 9.29
Number of units outstanding (in
  000s) (end of period).............     137       232       213       396       375      255      149         85


                                                     MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                                      ---------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003     2002     2001     2000(j)
                                      ------    ------    ------    ------    -----    -----    ------    -------
Accumulation Unit value (beginning
  of period)........................  $12.62    $10.74    $10.34    $ 9.43    $7.49    $9.86    $10.49     $10.00
Accumulation Unit value (end of
  period)...........................  $13.27    $12.62    $10.74    $10.34    $9.43    $7.49    $ 9.86     $10.49
Number of units outstanding (in
  000s) (end of period).............      45        24        31        38       40       41        34         17


                                                    MAINSTAY VP INTERNATIONAL--EQUITY INITIAL CLASS
                                      --------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003     2002     2001    2000(j)
                                      ------    ------    ------    ------    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $15.16    $11.72    $11.02    $ 9.54    $7.45    $7.92    $9.35     $10.00
Accumulation Unit value (end of
  period)...........................  $15.66    $15.16    $11.72    $11.02    $9.54    $7.45    $7.92     $ 9.35
Number of units outstanding (in
  000s) (end of period).............      72        78        54        52       45       34       32         18


                                                    MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                                      ----------------------------------------------------------------------
                                       2007     2006     2005     2004     2003     2002     2001    2000(j)
                                      -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $7.27    $6.88    $6.70    $6.96    $5.52    $7.81    $9.51     $10.00
Accumulation Unit value (end of
  period)...........................  $8.68    $7.27    $6.88    $6.70    $6.96    $5.52    $7.81     $ 9.51
Number of units outstanding (in
  000s) (end of period).............     44       47       64       71       91       87       69         55


                                                   MAINSTAY VP                            MAINSTAY VP MID
                                                  MID CAP CORE--                            CAP GROWTH--
                                                  SERVICE CLASS                            SERVICE CLASS
                                      -------------------------------------    -------------------------------------
                                       2007      2006      2005     2004(c)     2007      2006      2005     2004(c)
                                      ------    ------    ------    -------    ------    ------    ------    -------
Accumulation Unit value (beginning
  of period)........................  $13.09    $11.60    $10.19     $10.00    $12.64    $11.78    $10.24     $10.00
Accumulation Unit value (end of
  period)...........................  $13.51    $13.09    $11.60     $10.19    $14.37    $12.64    $11.78     $10.24
Number of units outstanding (in
  000s) (end of period).............     186        74        28          1       133        75        51          1


                                                                                                               MAINSTAY VP
                                                                                                                 MODERATE
                                                                                                               ALLOCATION--
                                                   MAINSTAY VP MID CAP VALUE--INITIAL CLASS                   SERVICE CLASS
                                      ------------------------------------------------------------------    -----------------
                                       2007      2006      2005      2004      2003      2002    2001(a)     2007     2006(i)
                                      ------    ------    ------    ------    ------    -----    -------    ------    -------
Accumulation Unit value (beginning
  of period)........................  $14.14    $12.59    $12.10    $10.45    $ 8.23    $9.78     $10.00    $10.68     $10.00
Accumulation Unit value (end of
  period)...........................  $13.76    $14.14    $12.59    $12.10    $10.45    $8.23     $ 9.78    $11.41     $10.68
Number of units outstanding (in
  000s) (end of period).............      33        43        57        67        65       67         11       748        215
                                         MAINSTAY VP
                                           MODERATE
                                            GROWTH
                                         ALLOCATION--
                                        SERVICE CLASS
                                      -----------------
                                       2007     2006(i)
                                      ------    -------
Accumulation Unit value (beginning
  of period)........................  $10.82     $10.00
Accumulation Unit value (end of
  period)...........................  $11.63     $10.82
Number of units outstanding (in
  000s) (end of period).............     593        353


                                                      MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                                      ------------------------------------------------------------------------
                                       2007      2006      2005     2004     2003     2002     2001    2000(j)
                                      ------    ------    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $10.04    $ 8.83    $8.56    $7.87    $6.23    $8.14    $9.40     $10.00
Accumulation Unit value (end of
  period)...........................  $10.40    $10.04    $8.83    $8.56    $7.87    $6.23    $8.14     $ 9.40
Number of units outstanding (in
  000s) (end of period).............      93       112      179      210      227      250      224        135


                                                 MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                                      -----------------------------------------------------------------
                                       2007      2006      2005      2004      2003     2002    2001(a)
                                      ------    ------    ------    ------    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $11.40    $10.89    $10.63    $ 9.86    $7.07    $9.76     $10.00
Accumulation Unit value (end of
  period)...........................  $10.86    $11.40    $10.89    $10.63    $9.86    $7.07     $ 9.76
Number of units outstanding (in
  000s) (end of period).............      10        15        33        42       43       38         28


---------------
(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(j) For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2006.

                                                      MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                                      ----------------------------------------------------------------------
                                       2007     2006     2005     2004     2003     2002     2001    2000(j)
                                      -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $9.27    $8.60    $8.20    $7.83    $6.64    $8.09    $9.20     $10.00
Accumulation Unit value (end of
  period)...........................  $9.81    $9.27    $8.60    $8.20    $7.83    $6.64    $8.09     $ 9.20
Number of units outstanding (in
  000s) (end of period).............     34       39       58       88      242      278      302        297


                                                             MAINSTAY VP VALUE--INITIAL CLASS
                                      -----------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003      2002      2001     2000(j)
                                      ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit value (beginning
  of period)........................  $14.28    $12.20    $11.66    $10.64    $ 8.49    $10.92    $11.04     $10.00
Accumulation Unit value (end of
  period)...........................  $14.37    $14.28    $12.20    $11.66    $10.64    $ 8.49    $10.92     $11.04
Number of units outstanding (in
  000s) (end of period).............      67        51        77        87       101       106        73         22


                                                   ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                                      -----------------------------------------------------------------------
                                       2007      2006     2005     2004     2003     2002     2001    2000(j)
                                      ------    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $ 9.44    $7.99    $6.94    $6.05    $4.31    $5.94    $8.56     $10.00
Accumulation Unit value (end of
  period)...........................  $10.89    $9.44    $7.99    $6.94    $6.05    $4.31    $5.94     $ 8.56
Number of units outstanding (in
  000s) (end of period).............      35       43       54       64       69       97       87         69


                                                        CVS CALVERT SOCIAL BALANCED PORTFOLIO
                                      ------------------------------------------------------------------------
                                       2007      2006      2005     2004     2003     2002     2001    2000(j)
                                      ------    ------    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $10.35    $ 9.66    $9.29    $8.71    $7.42    $8.57    $9.36     $10.00
Accumulation Unit value (end of
  period)...........................  $10.47    $10.35    $9.66    $9.29    $8.71    $7.42    $8.57     $ 9.36
Number of units outstanding (in
  000s) (end of period).............      23        21       16       17       14       15       11         11


                                                COLUMBIA SMALL CAP
                                                   VALUE FUND,
                                                VARIABLE SERIES--
                                                     CLASS B                    DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
                                      -------------------------------------    ----------------------------------------------
                                       2007      2006      2005     2004(D)     2007      2006      2005      2004      2003
                                      ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit value (beginning
  of period)........................  $12.52    $10.66    $10.26     $10.00    $11.08    $10.79    $10.56    $10.67    $ 7.18
Accumulation Unit value (end of
  period)...........................  $12.01    $12.52    $10.66     $10.26    $12.51    $11.08    $10.79    $10.56    $10.67
Number of units outstanding (in
  000s) (end of period).............     162        82        24          1        17        20         8        11        17
                                          DREYFUS IP
                                          TECHNOLOGY
                                       GROWTH--INITIAL
                                            SHARES
                                      -----------------
                                       2002     2001(A)
                                      ------    -------
Accumulation Unit value (beginning
  of period)........................  $12.03     $10.00
Accumulation Unit value (end of
  period)...........................  $ 7.18     $12.03
Number of units outstanding (in
  000s) (end of period).............      22          2


                                                     FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                      --------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003     2002     2001    2000(j)
                                      ------    ------    ------    ------    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $13.95    $12.68    $11.02    $ 9.69    $7.66    $8.58    $9.93     $10.00
Accumulation Unit value (end of
  period)...........................  $16.15    $13.95    $12.68    $11.02    $9.69    $7.66    $8.58     $ 9.93
Number of units outstanding (in
  000s) (end of period).............     135       130       126       133      136      128      103         46


                                                      FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                                      ----------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003      2002     2001     2000(j)
                                      ------    ------    ------    ------    ------    -----    ------    -------
Accumulation Unit value (beginning
  of period)........................  $14.17    $11.97    $11.49    $10.46    $ 8.15    $9.97    $10.65     $10.00
Accumulation Unit value (end of
  period)...........................  $14.17    $14.17    $11.97    $11.49    $10.46    $8.15    $ 9.97     $10.65
Number of units outstanding (in
  000s) (end of period).............      64        66        55       119        84       77        53         27


                                            FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
                                      ---------------------------------------------------
                                       2007       2006       2005       2004      2003(B)
                                      ------     ------     ------     ------     -------
Accumulation Unit value (beginning
  of period)........................  $16.05     $14.50     $12.48     $10.17      $10.00
Accumulation Unit value (end of
  period)...........................  $18.22     $16.05     $14.50     $12.48      $10.17
Number of units outstanding (in
  000s) (end of period).............     188        101         39          7           0


                                                   JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                                      ---------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003     2002     2001     2000(j)
                                      ------    ------    ------    ------    -----    -----    ------    -------
Accumulation Unit value (beginning
  of period)........................  $12.31    $11.29    $10.62    $ 9.94    $8.85    $9.61    $10.24     $10.00
Accumulation Unit value (end of
  period)...........................  $13.40    $12.31    $11.29    $10.62    $9.94    $8.85    $ 9.61     $10.24
Number of units outstanding (in
  000s) (end of period).............     109       112       167       205      264      283       264        160


---------------
(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(j) For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2006.

                                             JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                                      ----------------------------------------------------------------------
                                       2007     2006     2005     2004     2003     2002     2001    2000(j)
                                      -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $7.84    $6.74    $6.46    $6.27    $5.13    $7.00    $9.16     $10.00
Accumulation Unit value (end of
  period)...........................  $8.46    $7.84    $6.74    $6.46    $6.27    $5.13    $7.00     $ 9.16
Number of units outstanding (in
  000s) (end of period).............     46       88      123      152      181      199      159        127


                                                    MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                      -----------------------------------------------------------------------
                                       2007      2006     2005     2004     2003     2002     2001    2000(j)
                                      ------    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $ 9.73    $8.75    $8.28    $7.55    $6.28    $8.07    $9.75     $10.00
Accumulation Unit value (end of
  period)...........................  $10.57    $9.73    $8.75    $8.28    $7.55    $6.28    $8.07     $ 9.75
Number of units outstanding (in
  000s) (end of period).............      26       33       37       44       45       41       29         11


                                                       MFS(R) RESEARCH SERIES--INITIAL CLASS
                                      ----------------------------------------------------------------------
                                       2007     2006     2005     2004     2003     2002     2001    2000(j)
                                      -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit value (beginning
  of period)........................  $8.25    $7.59    $7.15    $6.27    $5.10    $6.87    $8.86     $10.00
Accumulation Unit value (end of
  period)...........................  $9.20    $8.25    $7.59    $7.15    $6.27    $5.10    $6.87     $ 8.86
Number of units outstanding (in
  000s) (end of period).............     20       29       32       42       49       53       55         66


                                                     MFS(R) UTILITIES SERIES--INITIAL CLASS
                                      -------------------------------------------------------------------
                                       2007      2006      2005      2004      2003      2002     2001(a)
                                      ------    ------    ------    ------    ------    ------    -------
Accumulation Unit value (beginning
  of period)........................  $20.24    $15.66    $13.61    $10.62    $ 7.93    $10.43     $10.00
Accumulation Unit value (end of
  period)...........................  $25.48    $20.24    $15.66    $13.61    $10.62    $ 7.93     $10.43
Number of units outstanding (in
  000s) (end of period).............       3         3         1         2         2         1          0


                                                                                                      ROYCE
                                                                                                    MICRO-CAP
                                                       NEUBERGER BERMAN AMT                        PORTFOLIO--
                                                MID-CAP GROWTH PORTFOLIO--CLASS I                INVESTMENT CLASS
                                     ------------------------------------------------------- -----------------------
                                       2007    2006    2005    2004    2003    2002  2001(a)   2007    2006  2005(g)
                                     ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Accumulation Unit value (beginning
  of period)........................  $12.68  $11.23  $10.02  $ 8.75  $6.94   $9.98   $10.00  $14.62  $12.27  $10.00
Accumulation Unit value (end of
  period)...........................  $15.29  $12.68  $11.23  $10.02  $8.75   $6.94   $ 9.98  $14.97  $14.62  $12.27
Number of units outstanding (in
  000s) (end of period).............       3       3       4       6      8       4        0      88      44       4


                                                 ROYCE
                                               SMALL-CAP
                                              PORTFOLIO--
                                            INVESTMENT CLASS                  T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                      ---------------------------    ------------------------------------------------------
                                       2007      2006     2005(g)     2007    2006      2005      2004      2003      2002
                                      ------    ------    -------    ------  ------    ------    ------    ------    ------
Accumulation Unit value (beginning
  of period)........................  $12.01    $10.56     $10.00    $15.86  $13.54    $13.24    $11.70    $ 9.47    $11.07
Accumulation Unit value (end of
  period)...........................  $11.58    $12.01     $10.56    $16.13  $15.86    $13.54    $13.24    $11.70    $ 9.47
Number of units outstanding (in
  000s) (end of period).............     116        53        119       101      98        91       112       130       110
                                        T. ROWE PRICE
                                        EQUITY INCOME
                                          PORTFOLIO
                                      -----------------
                                       2001     2000(j)
                                      ------    -------
Accumulation Unit value (beginning
  of period)........................  $11.08     $10.00
Accumulation Unit value (end of
  period)...........................  $11.07     $11.08
Number of units outstanding (in
  000s) (end of period).............      81         13


                                                              VAN ECK WORLDWIDE HARD ASSETS
                                      ----------------------------------------------------------------------------
                                       2007      2006      2005      2004      2003      2002     2001     2000(j)
                                      ------    ------    ------    ------    ------    -----    ------    -------
Accumulation Unit value (beginning
  of period)........................  $28.20    $23.01    $15.41    $12.62    $ 8.83    $9.24    $10.48     $10.00
Accumulation Unit value (end of
  period)...........................  $40.36    $28.20    $23.01    $15.41    $12.62    $8.83    $ 9.24     $10.48
Number of units outstanding (in
  000s) (end of period).............     209       115        56        19        15        6         3          2


                                                                                                                     VIC-
                                                                                                                     TORY
                                                                                                                      VIF
                                                                                                                    DIVER-
                                                                                                                    SIFIED
                                                                                                                     STOC-
                                                                                                                      K--
                                                                                                                     CLASS
                                                            VAN KAMPEN UIF EMERGING MARKETS                            A
                                                                    EQUITY--CLASS I                                 SHARES
                                      --------------------------------------------------------------------------    ------
                                       2007      2006      2005      2004     2003     2002     2001     2000(j)     2007
                                      ------    ------    ------    -----    -----    -----    ------    -------    ------
Accumulation Unit value (beginning
  of period)........................  $16.30    $12.07    $ 9.15    $7.55    $5.12    $5.72    $ 6.21     $10.00    $11.94
Accumulation Unit value (end of
  period)...........................  $22.55    $16.30    $12.07    $9.15    $7.55    $5.12    $ 5.72     $ 6.21    $12.93
Number of units outstanding (in
  000s) (end of period).............      19        51        47       18       92       21     1,019          6        57
                                              VICTORY VIF
                                          DIVERSIFIED STOCK--
                                             CLASS A SHARES
                                      ---------------------------
                                       2006      2005     2004(f)
                                      ------    ------    -------
Accumulation Unit value (beginning
  of period)........................  $10.67    $10.00     $10.00
Accumulation Unit value (end of
  period)...........................  $11.94    $10.67     $10.00
Number of units outstanding (in
  000s) (end of period).............      34        13          0


---------------
(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(f) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(j) For the period March 13, 2000 (commencement of operations in the Separate Account) through December 31, 2006.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 73 investment divisions, 42 of which are available to all policyowners. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary, the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND                    INVESTMENT ADVISERS   ELIGIBLE PORTFOLIOS
MainStay VP Series      New York Life         MainStay VP Balanced;
Fund, Inc.              Investment            MainStay VP Bond;
                        Management LLC        MainStay VP Common Stock;
                                              MainStay VP Conservative Allocation;
                                              MainStay VP Floating Rate;
                                              MainStay VP Growth Allocation;
                                              MainStay VP Mid Cap Core;
                                              MainStay VP Moderate Allocation;
                                              MainStay VP Moderate Growth Allocation;
                                              MainStay VP S&P 500 Index;


                        Subadviser: MacKay    MainStay VP Capital Appreciation;
                        Shields LLC           MainStay VP Cash Management;
                        ("MacKay")            MainStay VP Convertible;
                                              MainStay VP Government;
                                              MainStay VP High Yield Corporate Bond;
                                              MainStay VP International Equity;
                                              MainStay VP Mid Cap Growth;
                                              MainStay VP Mid Cap Value;
                                              MainStay VP Small Cap Growth;
                                              MainStay VP Total Return;
                                              MainStay VP Value(1)


                        Subadviser:           MainStay VP ICAP Select Equity
                        Institutional
                        Capital LLC

                        Subadviser: Winslow   MainStay VP Large Cap Growth
                        Capital Management,
                        Inc.

                        Subadviser: Lord      MainStay VP Developing Growth
                        Abbett & Company LLC
--------------------------------------------------------------------------------------

The Alger American      Fred Alger            Alger American SmallCap Growth(2)
Fund                    Management, Inc.
--------------------------------------------------------------------------------------


----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

FUND                    INVESTMENT ADVISERS   ELIGIBLE PORTFOLIOS
Calvert Variable        Calvert Asset
Series, Inc.            Management Company,
                        Inc.

                        Subadvisers (equity   CVS Calvert Social Balanced Portfolio
                        portion): New
                        Amsterdam Partners
                        LLC and SSgA Funds
                        Management, Inc. (No
                        subadviser on fixed
                        income portion)
--------------------------------------------------------------------------------------

Columbia Funds          Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance      Advisors, LLC         Series
Trust
--------------------------------------------------------------------------------------

Dreyfus Investment      The Dreyfus           Dreyfus IP Technology Growth
Portfolios              Corporation
--------------------------------------------------------------------------------------
Fidelity Variable       Fidelity Management
Insurance Products      & Research Company
Fund
                        Subadvisers:          Fidelity(R) VIP Contrafund(R)
                        Fidelity Management
                        & Research (UK) Inc.
                        ("FMRUK"), Fidelity
                        Management &
                        Research (Far East)
                        Inc. ("FMRFE"),
                        Fidelity Investments
                        Japan Limited
                        ("FIJL"), FMR Co.,
                        Inc. ("FMRC")
                        Subadviser: FMRC      Fidelity(R) VIP Equity-Income
                        Subadviser: FMRUK,    Fidelity(R) VIP Mid-Cap
                        FMRFE, FIJL, FMRC
--------------------------------------------------------------------------------------

Janus Aspen Series      Janus Capital         Janus Aspen Series Balanced
                        Management LLC        Janus Aspen Series Worldwide Growth
--------------------------------------------------------------------------------------

MFS(R) Variable         MFS(R) Investment     MFS(R) Investors Trust Series
Insurance Trust(SM)     Management            MFS(R) Research Series
                                              MFS(R) Utilities Series
--------------------------------------------------------------------------------------

Neuberger Berman        Neuberger Berman
Advisers Management     Management Inc.
Trust
                        Subadviser:           Neuberger Berman AMT Mid-Cap Growth
                        Neuberger Berman,     Portfolio
                        LLC
--------------------------------------------------------------------------------------

Royce Capital Fund      Royce & Associates,   Royce Micro-Cap Portfolio;
                        LLC                   Royce Small-Cap Portfolio
--------------------------------------------------------------------------------------

T. Rowe Price Equity    T. Rowe Price         T. Rowe Price Equity Income Portfolio
Series, Inc.            Associates, Inc.
--------------------------------------------------------------------------------------

Van Eck Worldwide       Van Eck Association   Van Eck Worldwide Hard Assets
Insurance Trust         Corporation
--------------------------------------------------------------------------------------

The Universal           Van Kampen            Van Kampen UIF Emerging Markets Equity
Institutional Funds,
Inc.
--------------------------------------------------------------------------------------

Victory Variable        Victory Capital       Victory VIP Diversified Stock
Insurance Funds         Management Inc.
--------------------------------------------------------------------------------------


     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This flexible premium policy was issued on the lives of individual Annuitants. Additional premiums are no longer being accepted and the policy is no longer available for sale.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 11 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.

     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issued both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy may have been purchased to provide for retirement income other than through a tax-qualified plan. A Qualified Policy may have been purchased for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax-Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs and SEPs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you considered a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under
Section 401(a) of the Code, you should be aware that this annuity would have funded a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the policy does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

     - A guaranteed death benefit, as explained in this prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "DELAY OF PAYMENTS".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmissions. Permitting fax transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

       (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

                  (a) impeding a portfolio manager's ability to sustain an
                      investment objective;

                  (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                  (c) causing an underlying Fund portfolio to liquidate
                      investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: transfers among Allocation Alternatives, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging or Automatic Asset Reallocation. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 11 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (See "LIMITS ON TRANSFERS"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term.

Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:

             AMOUNT       ACCUMULATION     ACCUMULATION UNITS
MONTH     TRANSFERRED      UNIT VALUE           PURCHASED
  1           $100           $10.00               10.00
  2           $100           $ 8.00               12.50
  3           $100           $12.50                8.00
  4           $100           $ 7.50               13.33
              ----           ------               -----
Total         $400           $38.00               43.83




                   The average unit price is calculated as follows:

       Total share price             $38.00
------------------------------    =  ------    =  $9.50
       Number of months                 4



                   The average unit cost is calculated as follows:

   Total amount transferred          $400.00
------------------------------    =  -------    =  $9.13
     Total units purchased            43.83



     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under the Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form, or have received a request by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than five Business Days prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy. The optional EBB Rider is available for an additional charge. The ESC Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those jurisdictions where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (Optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the Internal Revenue Service ("IRS"), also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you selected this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

            AGE OF OLDEST OWNER                                RANGE OF
                OR ANNUITANT                            APPLICABLE PERCENTAGES
            -------------------                         ----------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IS YOU ELECT TO REMOVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 x 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.
     (b) Enhanced Spousal Continuance Rider (Optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) Tax-Sheltered Annuities and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary of the policy, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administrative services. On an annual basis, the charge equals 1.55% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request that is acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents

(including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If the Accumulation Value of your policy and your total premium payments, less any withdrawals, are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date the NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 11 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                    (a)  Accumulation Value: $175,000
                    (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 -
                         $20,000); or
                    (c)  Reset value - the greater of: a) Current Accumulation Value -
                                                       $175,000; and b) Last Reset Value, plus
                                                       premiums, less proportional
                                                       withdrawals.
                                                       That is:

                                                       $220,000 + $0 -
                                                       (($20,000/$250,000)($220,000))
                                                       =$220,000 - (0.08)($220,000)
                                                       =$220,000 - $17,600
                                                       =$202,400



     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 11 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may select the

Income Payment Option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to NYL Annuity Service Center at the address listed in Question 11 of this Prospectus. However, once payments begin, you may not change the option. On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and Use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table in your policy. The appropriate rate is determined by gender (where such classification is permitted), date of application and age of Annuitant. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 11 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange ("NYSE") is closed for other than
                   Usual Weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check Used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless We agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Tax Sheltered Annuities under
Section 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All Non-Qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for Use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the Use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as Well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes. NYLIAC is no longer issuing this policy for use as a Code section 403(b) TSA contract. However, the final Code section 403(b) regulations, which are described below, may still apply to your existing NYLIAC Code section 403(b) TSA contract.

          IMPORTANT INFORMATION REGARDING FINAL CODE SECTION 403(B) REGULATIONS

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA Policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

          Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

          Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

          TAXATION OF DEATH BENEFITS

          The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2007 to such broker-dealers under such arrangements was .02% of premium received on all New York Life variable annuities, equivalent to $2 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for New York Life Access policies during the fiscal years ended December 31, 2007, 2006 and 2005 were 159,503, $172,284, and $2,025,753.20, respectively, none of which was retained by NYLIFE Distributors. The policies are no longer sold and premium payments are no longer accepted.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
  Valuation of Accumulation Units...........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................     3
  Tax Status of the Policies................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1


How to obtain a New York Life Access Variable Annuity Statement of Additional
                                  Information.

             The New York Life Access Variable Annuity Statement of
                Additional Information is posted on Our Website,
                          www.NewYorkLifeAnnuities.com.
          For a paper copy of the Statement of Additional Information, call (800) 762-6212 or send this request form to:

                   NYL Annuity Service Center
                   2400 Reliable Parkway
                   Chicago, IL 60686


-------------------------------------------------------------------------------
Please send me a New York Life Access Variable Annuity Statement of Additional
                         Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                  State                      Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR

                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                   (FORMERLY MAINSTAY ACCESS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Access Variable Annuity Prospectus. You should read the SAI in conjunction with the New York Life Access Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Access Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
  Valuation of Accumulation Units...........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................     3
  Tax Status of the Policies................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charge deducted from the applicable
           Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 11 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is Used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          PROSPECTUS DATED MAY 1, 2008

                                       FOR
                       NEW YORK LIFE PLUS VARIABLE ANNUITY
                    (FORMERLY MAINSTAY PLUS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Plus Variable Annuity policies. New York Life Insurance and Annuity Corporation (NYLIAC) issues these policies. WE HAVE DISCONTINUED SALES OF THE POLICIES. HOWEVER, WE WILL STILL ACCEPT PURCHASE PAYMENTS ON OUTSTANDING POLICIES. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option, one of Our Dollar Cost Averaging Programs, and the variable Investment Divisions listed below.


  -  MainStay VP Balanced -- Service Class
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation -- Service Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate -- Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation -- Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core -- Service Class
  -  MainStay VP Mid Cap Growth -- Service Class
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation -- Service Class
  -  MainStay VP Moderate Growth Allocation -- Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value*
  -  Alger American SmallCap Growth (formerly Alger American
       Small Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable Series -- Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap -- Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series
  -  Neuberger Berman AMT Mid-Cap Growth Portfolio
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock -- Class A Shares


--------


(*) The MainStay VP Value portfolio will merge with and into the MainStay VP
    ICAP Select Equity portfolio on May 16, 2008.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance

Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----
DEFINITIONS...............................................................    3
TABLE OF FEES AND EXPENSES................................................    5
  Examples................................................................    9
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY...........   20
  How do I contact NYL Annuity Service Center or NYLIAC?..................   23
FINANCIAL STATEMENTS......................................................   23
CONDENSED FINANCIAL INFORMATION...........................................   24
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT..   30
  New York Life Insurance and Annuity Corporation.........................   30
  The Separate Account....................................................   30
  The Portfolios..........................................................   30
  Additions, Deletions, or Substitutions of Investments...................   33
  Reinvestment............................................................   33
THE POLICIES..............................................................   33
  Selecting the Variable Annuity That's Right for You.....................   34
  Qualified and Non-Qualified Policies....................................   36
  Policy Application and Premium Payments.................................   36
  Payments Returned for Insufficient Funds................................   37
  Your Right to Cancel ("Free Look")......................................   37
  Issue Ages..............................................................   37
  Transfers...............................................................   38
  Limits on Transfers.....................................................   38
  Procedures for Telephone/Web Transactions...............................   40
  Dollar Cost Averaging Programs..........................................   40
     (a) Traditional Dollar Cost  Averaging...............................   41
     (b) The DCA Advantage Plan...........................................   42
  Automatic Asset Reallocation............................................   42
  Interest Sweep..........................................................   43
  Accumulation Period.....................................................   43
     (a) Crediting of Premium  Payments...................................   43
     (b) Valuation of Accumulation  Units.................................   44
  Riders..................................................................   44
     (a) Living Needs Benefit Rider.......................................   44
     (b) Unemployment Benefit Rider.......................................   44
     (c) Investment Protection  Plan Rider (Optional).....................   44
     (d) Enhanced Beneficiary  Benefit Rider (Optional)...................   46
     (e) Enhanced Spousal  Continuance Rider (Optional)...................   48
  Policy Owner Inquiries..................................................   49
  Records and Reports.....................................................   49
CHARGES AND DEDUCTIONS....................................................   49
  Surrender Charges.......................................................   49
  Amount of Surrender Charge..............................................   49
  Exceptions to Surrender Charges.........................................   50
  Other Charges...........................................................   50
     (a) Mortality and Expense Risk  Charges..............................   50
     (b) Administration Fee...............................................   50
     (c) Policy Service Charge............................................   50
     (d) Investment Protection Plan  Rider Charge (Optional)..............   50
     (e) Rider Risk Charge Adjustment  (Optional).........................   51
     (f)  Enhanced Beneficiary Benefit  Rider Charge (Optional)...........   51
     (g) Fund Charges.....................................................   51
     (h) Transfer Fees....................................................   51
  Group and Sponsored Arrangements........................................   51
  Taxes...................................................................   52
DISTRIBUTIONS UNDER THE POLICY............................................   52
  Surrenders and Withdrawals..............................................   52
     (a) Surrenders.......................................................   52
     (b) Partial Withdrawals..............................................   53
     (c) Periodic Partial Withdrawals.....................................   53
     (d) Hardship Withdrawals.............................................   53
  Required Minimum Distribution Option....................................   53
  Our Right to Cancel.....................................................   53
  Annuity Commencement Date...............................................   54
  Death Before Annuity Commencement.......................................   54
  Income Payments.........................................................   55
     (a) Election of Income Payment  Options..............................   55
     (b) Proof of Survivorship............................................   55
  Delay of Payments.......................................................   56
  Designation of Beneficiary..............................................   56
  Restrictions Under Code Section 403(b)(11)..............................   56
  Loans...................................................................   57
THE FIXED ACCOUNT.........................................................   58
     (a) Interest Crediting...............................................   58
     (b) Transfers to Investment  Divisions...............................   58
     (c) Fixed Account Initial  Premium Guarantee.........................   58
THE DCA ADVANTAGE PLAN ACCOUNTS...........................................   59
FEDERAL TAX MATTERS.......................................................   59
  Introduction............................................................   59
  Taxation of Annuities in General........................................   59
  Qualified Policies......................................................   60
     (a) Section 403(b) Plans.............................................   61
     (b) Individual Retirement  Annuities.................................   61
     (c) Roth Individual Retirement   Annuities...........................   61
     (d) Inherited IRAs...................................................   62
  Taxation of Death Benefits..............................................   62
DISTRIBUTION AND COMPENSATION ARRANGEMENTS................................   62
VOTING RIGHTS.............................................................   63
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION ("SAI").....   64



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Account and the Investment Divisions of the Separate Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charge, and rider charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit Value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (as a percentage of the
  amount withdrawn.)1                                                            7.00%
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a
Policy Year
(currently no charge for the first 12 transfers in a Policy Year).                 $30
--------------------------------------------------------------------------------------



(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Year 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


--------------------------------------------------------------------------------------
Maximum Annual Policy Service Charge (for policies with less than $20,000
Accumulation Value, charge is lesser of $30 or 2% of the Accumulation Value).      $30
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE
(calculated as an annualized percentage of the daily average Variable
Accumulation Value, including mortality and expense risk and administrative
fees).                                                                           1.40%
--------------------------------------------------------------------------------------



                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as an annualized percentage of the amount that is guaranteed under this
     rider, deducted on a quarterly basis).                                      1.00%
--------------------------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge                        0.65%
--------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the
     Investment Protection Plan Rider; please contact your Registered
     Representative to determine the percentage We are currently charging
     before you select this feature).                                            2.00%
--------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as an annualized percentage of the policy's Accumulation Value, deducted
     on a quarterly basis).                                                      1.00%
--------------------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge                      0.30%
--------------------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                                     -------------------
                                                                       MINIMUM   MAXIMUM
----------------------------------------------------------------------------------------
For policies purchased on or after June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.                                                                    %         %
----------------------------------------------------------------------------------------
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.                                                                    %         %
----------------------------------------------------------------------------------------



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



----------------------------------------------------------------------------------------------------------------------------
                                                                                               ESTIMATED
                                           ADVI-                                              UNDERLYING
                                           SORY    ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES      TOTAL FUND
                  FUND                      FEE          FEE        FEES(sec.)   EXPENSES    AND EXPENSES    ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation -- Service Class                    %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------

MainStay VP Growth
Allocation -- Service Class                    %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate
Allocation -- Service Class                    %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate Growth
  Allocation -- Service Class                  %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------




(#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.





------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Bond -- Service Class             %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Bond -- Initial Class             %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Capital Appreciation --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Capital Appreciation --
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Cash Management                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Common Stock -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Common Stock -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Convertible -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Convertible -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Developing Growth --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Developing Growth --
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Floating Rate -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Government -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Government -- Initial
  Class                                       %              %             %          %            %

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
  Bond -- Service Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond -- Initial Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select Equity --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select Equity --
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP International Equity --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP International Equity --
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Large Cap Growth --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Large Cap
  Growth -- Initial Class                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Core -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Growth --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Value -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Value -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Small Cap Growth --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Small Cap
  Growth -- Initial Class                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Total Return -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Total Return -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Value -- Service Class*           %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Value -- Initial Class*           %              %             %          %            %
------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth --
  Class S Shares**                            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth --
  Class O Shares**                            %              %             %          %            %
------------------------------------------------------------------------------------------------------

CVS Calvert Social Balanced
  Portfolio                                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

Columbia Small Cap Value Fund,
  Variable Series -- Class B                  %              %             %          %            %
------------------------------------------------------------------------------------------------------

Dreyfus IP Technology Growth --
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

Dreyfus IP Technology
  Growth -- Initial Class                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP
  Contrafund(R) -- Service Class 2            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP
  Contrafund(R) -- Initial Class              %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Equity-
  Income -- Service Class 2                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Equity-
  Income -- Initial Class                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap -- Service
  Class 2                                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced --
  Service Shares                              %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced --
  Institutional Shares                        %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)                %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide
  Growth -- Institutional Shares(gg)          %              %             %          %            %

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust
  Series -- Service Class                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Investors Trust
  Series -- Initial Class                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Research Series -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Research Series -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series -- Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series -- Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid Cap
  Growth -- Class S                           %              %             %          %            %
------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid Cap
  Growth -- Class I                           %              %             %          %            %
------------------------------------------------------------------------------------------------------

Royce Micro-Cap
  Portfolio -- Investment Class               %              %             %          %            %
------------------------------------------------------------------------------------------------------

Royce Small-Cap
  Portfolio -- Investment Class               %              %             %          %            %
------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income
  Portfolio II                                %              %             %          %            %
------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income
  Portfolio                                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                      %              %             %          %            %
------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets
  Equity -- Class I(ll)                       %              %             %          %            %
------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock --
  Class A Shares                              %              %             %          %            %
------------------------------------------------------------------------------------------------------




sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner, transaction expenses, the annual policy service charge (for policies with less than $20,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:


                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $




--------

(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:



                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................       $    $         $         $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $              $    $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP VALUE--INITIAL CLASS(1)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES(2)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MAINSTAY VP VALUE--INITIAL CLASS(1)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES(2)
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
MAINSTAY VP VALUE--INITIAL CLASS(1)
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES(2)
without any Riders..............................................................  $         $         $              $
with IPP Rider..................................................................  $         $         $              $
with EBB Rider..................................................................  $         $         $              $
with IPP & EBB Riders...........................................................  $         $         $              $



(1) The Mainstay VP Value portfolio will merge with and into the Mainstay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulated Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

                                                                                             EXPENSES IF YOU
                                                                                          ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS I
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                             EXPENSES IF YOU
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS I
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
                                                                                         EXPENSES IF YOU DO NOT
                                                                                          SURRENDER YOUR POLICY
                                                                                  ------------------------------------
INVESTMENT DIVISION                                                                1 YR      3 YR      5 YR      10 YR
-------------------                                                               ------    ------    ------    ------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS I
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............................................................  $         $         $         $
with IPP Rider..................................................................  $         $         $         $
with EBB Rider..................................................................  $         $         $         $
with IPP & EBB Riders...........................................................  $         $         $         $

         QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE PLUS VARIABLE ANNUITY?

     New York Life Plus Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 42 of which are available to all policyowners, and/or the Fixed Account. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 73 Investment Divisions, 42 of which are available to all policyowners. They are listed as the currently available investment divisions on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Account.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the limits on transfers. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make transfers from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Account" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value. (See "Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal to 1.25% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                                  Surrender
PAYMENT YEAR                                                        Charge
------------                                                      ---------
1...............................................................      7%
2...............................................................      7%
3...............................................................      7%
4...............................................................      6%
5...............................................................      5%
6...............................................................      4%
7+..............................................................      0%



     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (b) 10% of the Accumulation Value at the time of withdrawal or (c) the Accumulation Value of the policy less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")


     If you selected the Investment Protection Plan Rider ("IPP") (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment" (optional)). The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your registered representative to determine the percentage. We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may, in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan.

     You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum amount of premium payments We accept is up to $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.")

     You may allocate the initial premium payment, to and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts plus the Fixed Account. (See "Automatic Asset Reallocation".) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you may allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters".)

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments".) We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

          (a) the Accumulation Value, less any outstanding loan balance.

          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, and any rider charges deducted since the Policy Date; or

          (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any partial withdrawals (proportional withdrawals in New York), applicable surrender charges since the most recent "reset date", and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 85.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters".)

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies. (See "Enhanced Beneficiary Benefit Rider" and "Enhanced Spousal Continuance Rider").

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with the written request for cancellation.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights".)

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?


REGULAR MAIL            NYL Annuity Service Center
                        2400 Reliable Parkway
                        Chicago, IL 60686

EXPRESS MAIL            National City Corporation
                        Attn: NYL Annuity Service Center/Lockbox #2400
                        5635 S. Archer Avenue
                        Chicago, IL 60638

CUSTOMER SERVICE        (800) 762-6212
AND UNIT VALUES



     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations, and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.





                                        MAINSTAY VP                              MAINSTAY VP
                                         BALANCED--                                 BOND--
                                       SERVICE CLASS                            SERVICE CLASS
                                ---------------------------    -----------------------------------------------
                                 2007      2006     2005(H)     2007      2006      2005      2004     2003(D)
                                ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $          $         $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $          $         $         $         $         $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                                                 MAINSTAY VP BOND--INITIAL CLASS
                                ------------------------------------------------------------------------------------------------
                                 2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                                  MAINSTAY VP
                                             CAPITAL APPRECIATION--                   MAINSTAY VP CAPITAL APPRECIATION--INITIAL
                                                 SERVICE CLASS                                          CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                   MAINSTAY VP CAPITAL APPRECIATION--INITIAL
                                                     CLASS
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............










                                                                   MAINSTAY VP CASH MANAGEMENT
                                ------------------------------------------------------------------------------------------------
                                 2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $         $         $         $
Accumulation Unit Value (end
  of period)..................  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s) (end
  of period)..................








                                                  MAINSTAY VP
                                                 COMMON STOCK--
                                                 SERVICE CLASS                         MAINSTAY VP COMMON STOCK--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units Outstanding
  (in 000s)
  (end of period).............
                                                                                     MAINSTAY VP
                                                                                     CONSERVATIVE
                                                                                     ALLOCATION--
                                    MAINSTAY VP COMMON STOCK--INITIAL CLASS         SERVICE CLASS
                                ----------------------------------------------    -----------------
                                 2002      2001      2000      1999      1998      2007     2006(I)
                                ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $          $
Number of Units Outstanding
  (in 000s)
  (end of period).............



--------
(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(h) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



                                                  MAINSTAY VP
                                                 CONVERTIBLE--
                                                 SERVICE CLASS                         MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                    MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                              MAINSTAY VP
                                          DEVELOPING GROWTH--
                                             SERVICE CLASS                    MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                                ---------------------------------------  ------------------------------------------------------
                                 2007    2006    2005    2004   2003(D)   2007    2006    2005    2004    2003    2002    2001
                                ------  ------  ------  ------  -------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit Value
  (beginning of period).......  $       $       $       $        $       $       $       $       $       $       $       $
Accumulation Unit Value
  (end of period).............  $       $       $       $        $       $       $       $       $       $       $       $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                 MAINSTAY VP DEVELOPING
                                 GROWTH--INITIAL CLASS
                                -----------------------
                                 2000    1999   1998(B)
                                ------  ------  -------
Accumulation Unit Value
  (beginning of period).......  $       $        $
Accumulation Unit Value
  (end of period).............  $       $        $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                        MAINSTAY VP                              MAINSTAY VP                         MAINSTAY VP
                                      FLOATING RATE--                            GOVERNMENT--                     GOVERNMENT--INI-
                                       SERVICE CLASS                            SERVICE CLASS                        TIAL CLASS
                                ---------------------------    -----------------------------------------------    ----------------
                                 2007      2006     2005(H)     2007      2006      2005      2004     2003(D)     2007      2006
                                ------    ------    -------    ------    ------    ------    ------    -------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $          $         $         $         $         $          $         $         $
Accumulation Unit Value
  (end of period).............  $         $          $         $         $         $         $          $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                                    MAINSTAY VP GOVERNMENT--INITIAL CLASS
                                ----------------------------------------------------------------------------
                                 2005      2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                   MAINSTAY VP
                                      GROWTH                           MAINSTAY VP                        MAINSTAY VP HIGH YIELD
                                   ALLOCATION--                HIGH YIELD CORPORATE BOND--                CORPORATE BOND--INITIAL
                                  SERVICE CLASS                       SERVICE CLASS                                CLASS
                                -----------------    -----------------------------------------------    --------------------------
                                 2007     2006(I)     2007      2006      2005      2004     2003(D)     2007      2006      2005
                                ------    -------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $          $         $         $         $         $          $         $         $         $
Accumulation Unit Value
  (end of period).............  $          $         $         $         $         $          $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                       MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                                ------------------------------------------------------------------
                                 2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                                  MAINSTAY VP
                                              ICAP SELECT EQUITY--
                                                 SERVICE CLASS                       MAINSTAY ICAP SELECT EQUITY--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                   MAINSTAY ICAP SELECT EQUITY--INITIAL CLASS
                                -----------------------------------------------
                                 2002      2001      2000      1999     1998(B)
                                ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                                  MAINSTAY VP
                                             INTERNATIONAL EQUITY--                   MAINSTAY VP INTERNATIONAL EQUITY--INITIAL
                                                 SERVICE CLASS                                          CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                   MAINSTAY VP INTERNATIONAL EQUITY--INITIAL
                                                     CLASS
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............



--------
(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(h) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                                  MAINSTAY VP
                                                   LARGE CAP
                                                    GROWTH--
                                                 SERVICE CLASS                       MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------

Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                  MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                                -----------------------------------------------
                                 2002      2001      2000      1999     1998(B)
                                ------    ------    ------    ------    -------

Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                          MAINSTAY VP                      MAINSTAY VP
                                            MID CAP                          MID CAP                    MAINSTAY VP MID CAP
                                             CORE--                          GROWTH--                         VALUE--
                                         SERVICE CLASS                    SERVICE CLASS                    SERVICE CLASS
                                -------------------------------  -------------------------------  ------------------------------
                                 2007    2006    2005   2004(G)   2007    2006    2005   2004(G)   2007    2006    2005    2004
                                ------  ------  ------  -------  ------  ------  ------  -------  ------  ------  ------  ------

Accumulation Unit Value
  (beginning of period).......  $       $       $        $       $       $       $        $       $       $       $       $
Accumulation Unit Value
  (end of period).............  $       $       $        $       $       $       $        $       $       $       $       $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                 MAIN-
                                STAY VP
                                MID CAP                                                             MAINSTAY VP
                                VALUE--                                                               MODERATE
                                SERVICE                    MAINSTAY VP MID CAP                      ALLOCATION--
                                 CLASS                     VALUE--INITIAL CLASS                    SERVICE CLASS
                                -------  -------------------------------------------------------  ---------------
                                2003(D)   2007    2006    2005    2004    2003    2002   2001(C)   2007   2006(I)
                                -------  ------  ------  ------  ------  ------  ------  -------  ------  -------

Accumulation Unit Value
  (beginning of period).......   $       $       $       $       $       $       $        $       $        $
Accumulation Unit Value
  (end of period).............   $       $       $       $       $       $       $        $       $        $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                   MAINSTAY VP
                                     MODERATE
                                      GROWTH                           MAINSTAY VP
                                   ALLOCATION--                      S&P 500 INDEX--                        MAINSTAY VP S&P 500
                                  SERVICE CLASS                       SERVICE CLASS                        INDEX--INITIAL CLASS
                                -----------------    -----------------------------------------------    --------------------------
                                 2007     2006(I)     2007      2006      2005      2004     2003(D)     2007      2006      2005
                                ------    -------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $          $         $         $         $         $          $         $         $         $
Accumulation Unit Value
  (end of period).............  $          $         $         $         $         $          $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                             MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                                ------------------------------------------------------------------
                                 2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                                  MAINSTAY VP
                                               SMALL CAP GROWTH--                              MAINSTAY VP SMALL CAP
                                                 SERVICE CLASS                                 GROWTH--INITIAL CLASS
                                -----------------------------------------------        ------------------------------------
                                 2007      2006      2005      2004     2003(D)         2007      2006      2005      2004
                                ------    ------    ------    ------    -------        ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $             $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $             $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                   MAINSTAY VP SMALL CAP
                                   GROWTH--INITIAL CLASS
                                ---------------------------
                                 2003      2002     2001(C)
                                ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $          $
Accumulation Unit Value
  (end of period).............  $         $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                                  MAINSTAY VP
                                                 TOTAL RETURN--
                                                 SERVICE CLASS                         MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                    MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............



--------
(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(g) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.



                                                             MAINSTAY VP
                                                               VALUE--                                   MAINSTAY VP VALUE--INITIAL
                                                            SERVICE CLASS                                           CLASS
                                ---------------------------------------------------------------------    --------------------------
                                             2007                2006      2005      2004     2003(D)     2007      2006      2005
                                ------------------------------  ------    ------    ------    -------    ------    ------    ------
Accumulation Unit Value         $
  (beginning of period).......                                  $         $         $          $         $         $         $
Accumulation Unit Value         $
  (end of period).............                                  $         $         $          $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                                     MAINSTAY VP VALUE--INITIAL CLASS
                                -------------------------------------------------------------------------
                                 2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                                 ALGER AMERICAN
                                               SMALLCAP GROWTH--
                                                 CLASS S SHARES                    ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............









                                                              CVS CALVERT SOCIAL BALANCED PORTFOLIO
                                ------------------------------------------------------------------------------------------------
                                 2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                 COLUMBIA SMALL CAP VALUE FUND,                 DREYFUS IP
                                       VARIABLE SERIES--                   TECHNOLOGY GROWTH--             DREYFUS IP TECHNOLOGY
                                            CLASS B                           SERVICE SHARES              GROWTH--INITIAL SHARES
                                -------------------------------  ---------------------------------------  ----------------------
                                 2007    2006    2005   2004(F)   2007    2006    2005    2004   2003(D)   2007    2006    2005
                                ------  ------  ------  -------  ------  ------  ------  ------  -------  ------  ------  ------
Accumulation Unit Value
  (beginning of period).......  $       $       $        $       $       $       $       $        $       $       $       $
Accumulation Unit Value
  (end of period).............  $       $       $        $       $       $       $       $        $       $       $       $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                     DREYFUS IP TECHNOLOGY
                                     GROWTH--INITIAL SHARES
                                -------------------------------
                                 2004    2003    2002   2001(C)
                                ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period).......  $       $       $        $
Accumulation Unit Value
  (end of period).............  $       $       $        $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                        FIDELITY(R) VIP CONTRAFUND(R)--
                                                SERVICE CLASS 2                     FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                 FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............






                                       FIDELITY(R) VIP EQUITY-INCOME--
                                               SERVICE CLASS 2                    FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                                ---------------------------------------------    ----------------------------------------------
                                 2007    2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------  ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $       $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $       $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                 FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............



--------
(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                                FIDELITY(R) VIP
                                                   MID CAP--                                JANUS ASPEN SERIES BALANCED--
                                                SERVICE CLASS 2                                     SERVICE SHARES
                                -----------------------------------------------    -----------------------------------------------
                                 2007      2006      2005      2004     2003(E)     2007      2006      2005      2004     2003(D)
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............





                                                          JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                                  ------------------------------------------------------------------------------------------------
                                   2007      2006      2005      2004      2003      2002      2001      2000      1999      1998
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

Accumulation Unit Value
  (beginning of period).......    $         $         $         $         $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............    $         $         $         $         $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                     JANUS ASPEN SERIES WORLDWIDE GROWTH--                  JANUS ASPEN SERIES WORLDWIDE
                                                 SERVICE SHARES                             GROWTH--INSTITUTIONAL SHARES
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                         JANUS ASPEN SERIES WORLDWIDE
                                         GROWTH--INSTITUTIONAL SHARES
                                ----------------------------------------------
                                 2002      2001      2000      1999      1998
                                ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                                 MFS(R)
                                        INVESTORS TRUST SERIES--
                                             SERVICE CLASS                    MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                ---------------------------------------  ------------------------------------------------------
                                 2007    2006    2005    2004   2003(D)   2007    2006    2005    2004    2003    2002    2001
                                ------  ------  ------  ------  -------  ------  ------  ------  ------  ------  ------  ------
Accumulation Unit Value
  (beginning of period).......  $       $       $       $        $       $       $       $       $       $       $       $
Accumulation Unit Value
  (end of period).............  $       $       $       $        $       $       $       $       $       $       $       $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                 MFS(R) INVESTORS TRUST
                                 SERIES--INITIAL CLASS
                                -----------------------
                                 2000    1999   1998(B)
                                ------  ------  -------
Accumulation Unit Value
  (beginning of period).......  $       $        $
Accumulation Unit Value
  (end of period).............  $       $        $
Number of Units
  Outstanding (in 000s)
  (end of period).............







                                                     MFS(R)
                                               RESEARCH SERIES--
                                                 SERVICE CLASS                          MFS(R) RESEARCH SERIES--INITIAL CLASS
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                     MFS(R) RESEARCH SERIES--INITIAL CLASS
                                -----------------------------------------------
                                 2002      2001      2000      1999     1998(B)
                                ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............





                                                          MFS(R)                                            MFS(R)
                                                    UTILITIES SERIES--                                UTILITIES SERIES--
                                                      SERVICE CLASS                                     INITIAL CLASS
                                   ---------------------------------------------------     ---------------------------------------
                                    2007       2006       2005       2004      2003(D)      2007       2006       2005       2004
                                   ------     ------     ------     ------     -------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period).......     $          $          $          $           $          $          $          $          $
Accumulation Unit Value
  (end of period).............     $          $          $          $           $          $          $          $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............


                                               MFS(R)                                NEUBERGER BERMAN AMT
                                         UTILITIES SERIES--                       MID-CAP GROWTH PORTFOLIO--
                                           INITIAL CLASS                                   CLASS S
                                   -----------------------------     ---------------------------------------------------
                                    2003       2002      2001(C)      2007       2006       2005       2004      2003(D)
                                   ------     ------     -------     ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period).......     $          $           $          $          $          $          $           $
Accumulation Unit Value
  (end of period).............     $          $           $          $          $          $          $           $
Number of Units
  Outstanding (in 000s)
  (end of period).............



--------
(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                                                                                                  ROYCE
                                                                                                                MICRO-CAP
                                                        NEUBERGER BERMAN AMT                                    PORTFOLIO
                                                          MID-CAP GROWTH--                                     --INVESTMENT
                                                              CLASS I                                             CLASS
                                -------------------------------------------------------------------    ---------------------------
                                 2007      2006      2005      2004      2003      2002     2001(C)     2007      2006     2005(H)
                                ------    ------    ------    ------    ------    ------    -------    ------    ------    -------

Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $          $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $          $         $         $          $
Number of Units Outstanding
  (in 000s) (end of period)...
                                           ROYCE
                                         SMALL-CAP
                                         PORTFOLIO
                                        --INVESTMENT
                                           CLASS
                                ---------------------------
                                 2007      2006     2005(H)
                                ------    ------    -------

Accumulation Unit Value
  (beginning of period).......  $         $          $
Accumulation Unit Value
  (end of period).............  $         $          $
Number of Units Outstanding
  (in 000s) (end of period)...







                                                 T. ROWE PRICE
                                          EQUITY INCOME PORTFOLIO--II                   T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                -----------------------------------------------    ----------------------------------------------
                                 2007      2006      2005      2004     2003(D)     2007      2006      2005      2004      2003
                                ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $         $         $         $         $         $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $         $         $         $         $         $
Number of Units Outstanding
  (in 000s) (end of period)...
                                     T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                -----------------------------------------------
                                 2002      2001      2000      1999     1998(B)
                                ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $
Number of Units Outstanding
  (in 000s) (end of period)...





                                                                  VAN ECK WORLDWIDE HARD ASSETS
                                -------------------------------------------------------------------------------------------------
                                 2007      2006      2005      2004      2003      2002      2001      2000      1999     1998(B)
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $         $         $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $         $         $         $         $         $          $
Number of Units
  Outstanding (in 000s
  (end of period).............

                                                   VAN KAMPEN
                                         UIF EMERGING MARKETS EQUITY--
                                                    CLASS II
                                -----------------------------------------------
                                 2007      2006      2005      2004     2003(D)
                                ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).......  $         $         $         $          $
Accumulation Unit Value
  (end of period).............  $         $         $         $          $
Number of Units
  Outstanding (in 000s
  (end of period).............





                                                           VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                                   ----------------------------------------------------------------------------------------------
                                    2007       2006       2005       2004       2003       2002       2001       2000       1999
                                   ------     ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period).......     $          $          $          $          $          $          $          $          $
Accumulation Unit Value
  (end of period).............     $          $          $          $          $          $          $          $          $
Number of Units
  Outstanding (in 000s)
  (end of period).............
                                     VAN
                                   KAMPEN
                                     UIF
                                   EMERG-
                                     ING
                                    MAR-
                                    KETS
                                    EQUI-              VICTORY VIF DIVERSIFIED
                                   TY--C-                      STOCK--
                                   LASS I                  CLASS A SHARES
                                   ------     ----------------------------------------
                                    1998       2007       2006       2005      2004(G)
                                   ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period).......     $          $          $          $           $
Accumulation Unit Value
  (end of period).............     $          $          $          $           $
Number of Units
  Outstanding (in 000s)
  (end of period).............




--------
(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.
(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(g) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(h) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation, ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 73 Investment Divisions, 42 of which are available to all policyowners. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.

-------------------------------------------------------------------------------------
FUND                 INVESTMENT ADVISERS   ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------
MainStay VP Series   New York Life         MainStay VP Balanced;
Fund, Inc.           Investment            MainStay VP Bond;
                     Management LLC        MainStay VP Common Stock;
                                           MainStay VP Conservative Allocation;
                                           MainStay VP Floating Rate;
                                           MainStay VP Growth Allocation;
                                           MainStay VP Mid Cap Core;
                                           MainStay VP Moderate Allocation;
                                           MainStay VP Moderate Growth Allocation;
                                           MainStay VP S&P 500 Index;
                     Subadviser: MacKay    MainStay VP Capital Appreciation;
                     Shields LLC           MainStay VP Cash Management;
                     ("MacKay")            MainStay VP Convertible;
                                           MainStay VP Government;
                                           MainStay VP High Yield Corporate Bond;
                                           MainStay VP International Equity;
                                           MainStay VP Mid Cap Growth;
                                           MainStay VP Mid Cap Value;
                                           MainStay VP Small Cap Growth;
                                           MainStay VP Total Return;
                                           MainStay VP Value(1)
                     Subadviser:           MainStay VP ICAP Select Equity
                     Institutional
                     Capital LLC
                     Subadviser: Winslow   MainStay VP Large Cap Growth
                     Capital Management,
                     Inc.
                     Subadviser: Lord      MainStay VP Developing Growth
                     Abbett & Company LLC
-------------------------------------------------------------------------------------


   (1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

-------------------------------------------------------------------------------------
FUND                 INVESTMENT ADVISOR    ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------
The Alger American   Fred Alger            Alger American SmallCap Growth(2)
Fund                 Management, Inc.
-------------------------------------------------------------------------------------
Calvert Variable     Calvert Asset         CVS Calvert Social Balanced Portfolio
Series, Inc.         Management Company,
                     Inc.
                     Subadvisers (equity
                     portion): New
                     Amsterdam Partners
                     LLC and SSgA Funds
                     Management, Inc. (No
                     subadviser on fixed
                     income portion)
-------------------------------------------------------------------------------------

Columbia Funds       Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance   Advisors, LLC         Series
Trust
-------------------------------------------------------------------------------------

Dreyfus Investment   The Dreyfus           Dreyfus IP Technology Growth
Portfolios           Corporation
-------------------------------------------------------------------------------------

Fidelity Variable    Fidelity Management
Insurance Products   and Research Company
Fund

                     Subadviser: Fidelity  Fidelity(R) VIP Contrafund(R)
                     Management &
                     Research (U.K.) Inc.
                     ("FMRUK"), Fidelity
                     Management &
                     Research (Far East)
                     Inc. ("FMRFE"),
                     Fidelity Investments
                     Japan Limited
                     ("FIJL"), FMR Co.,
                     Inc. ("FMRC")

                     Subadviser: FMRC      Fidelity(R) VIP Equity-Income

                     Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                     FMRFE, FIJL, FMRC
-------------------------------------------------------------------------------------

Janus Aspen Series   Janus Capital         Janus Aspen Series Balanced;
                     Management LLC        Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------

MFS(R) Variable      MFS(R) Investment     MFS(R) Investors Trust Series; MFS(R)
Insurance Trust(SM)  Management            Research Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------

Neuberger Berman     Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
Advisers Management  Management Inc.       Portfolio
Trust                Subadviser:
                     Neuberger Berman,
                     LLC
-------------------------------------------------------------------------------------

The Royce Capital    Royce & Associates,   Royce Micro-Cap Portfolio;
Fund                 LLC                   Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------

T. Rowe Price        T. Rowe Price         T. Rowe Price Equity Income Portfolio
Equity Series, Inc.  Associates, Inc.
-------------------------------------------------------------------------------------

Van Eck Worldwide    Van Eck Associates    Van Eck Worldwide Hard Assets
Insurance Trust      Corporation
-------------------------------------------------------------------------------------

The Universal        Morgan Stanley        Van Kampen UIF Emerging Markets Equity
Institutional        Investment
Funds, Inc.          Management Inc.
-------------------------------------------------------------------------------------

Victory Variable     Victory Capital       Victory VIF Diversified Stock
Insurance Funds      Management Inc.
-------------------------------------------------------------------------------------



 (2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.

     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Plus Variable Annuity policy described in this Prospectus, We offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The following chart outlines some of the different features for other New York Life variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

----------------------------------------------------------------------------------------------------------------------
                                                                    NEW YORK LIFE
                                   NEW YORK LIFE PLUS       PREMIUM PLUS/PREMIUM PLUS II      NEW YORK LIFE SELECT
                                   VARIABLE ANNUITY(#)           VARIABLE ANNUITY(#)           VARIABLE ANNUITY(#)
----------------------------------------------------------------------------------------------------------------------
Surrender Charge Period                  6 years                       8 years                       3 years
                               (7%, 7%, 7%, 6%, 5%, 4% --   (8%, 8%, 8%, 8%, 7%, 6%, 5%,  (8%, 8%, 7% -- Based on each
                                  Based on each premium      4% -- Based on each premium      premium payment date)
                                      payment date)                payment date)*

----------------------------------------------------------------------------------------------------------------------
DCA Advantage Account                      Yes                           Yes                           Yes
                                  (6-, 12- and 18-month           (6-month account)        (6- and 12-month accounts)
                                        accounts)

----------------------------------------------------------------------------------------------------------------------
Interest Sweep                             Yes                           Yes                           Yes

----------------------------------------------------------------------------------------------------------------------
Premium Credit                             No                            Yes                           No

----------------------------------------------------------------------------------------------------------------------

Fixed Account                              Yes                           Yes                           Yes
                                        One year                      One year                      One year

----------------------------------------------------------------------------------------------------------------------

Reset Death Benefit              Annual Reset to age 85        Annual Reset to age 80        Annual Reset to age 80
Guarantee

----------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset                 N/A                           N/A                           N/A
Charge

----------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk                1.40%                1.60% for New York Life                1.85%
and Administrative Costs         Based on assets of the         Premium Plus Variable        Based on assets of the
Charge                         Separate Account. Charge is             Annuity             Separate Account. Charge is
                                      reflected in                                                reflected in
                              the Accumulation Unit Value.     1.75% for New York Life    the Accumulation Unit Value.
                                                              Premium Plus II Variable
                                                                       Annuity

                                                               Based on assets of the
                                                             Separate Account. Charge is
                                                                    reflected in
                                                            the Accumulation Unit Value.

----------------------------------------------------------------------------------------------------------------------

Annual Policy Service Charge        Lesser of $30 or                     $30                           $50
                              2% of the Accumulation Value

----------------------------------------------------------------------------------------------------------------------
Minimum Cash Value Required              $20,000                      $100,000                      $100,000
to Waive Annual Policy
Service Charge

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
                                   NEW YORK LIFE ELITE
                                   VARIABLE ANNUITY(#)
----------------------------------------------------------
Surrender Charge Period                  8 years
                              (8%, 8%, 8%, 7%, 6%, 5%, 4%,
                               3% -- Based on each premium
                                     payment date)*

----------------------------------------------------------
DCA Advantage Account                      Yes
                                    (6-month account)

----------------------------------------------------------
Interest Sweep                             Yes

----------------------------------------------------------
Premium Credit                             No

----------------------------------------------------------

Fixed Account                              Yes
                                        One year

----------------------------------------------------------

Reset Death Benefit           Optional Annual Reset to age
Guarantee                                  80

----------------------------------------------------------

Annual Death Benefit Reset      Ages 65 or younger: 0.30%
Charge                            Ages 66 to 75: 0.35%

----------------------------------------------------------

Mortality and Expense Risk                1.70%
and Administrative Costs        Based on Adjusted Premium
Charge                           Payments. Charge is not
                                    reflected in the
                                      Accumulation
                                       Unit Value.

----------------------------------------------------------

Annual Policy Service Charge               $30

----------------------------------------------------------
Minimum Cash Value Required             $100,000
to Waive Annual Policy
Service Charge

----------------------------------------------------------


       All policies and features may not be available in all jurisdictions.

     (*) May be different in certain jurisdictions.

     (#) Each formerly a MainStay Variable Annuity.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with the retirement plan listed below.

     - Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

     - A guaranteed death benefit, as explained in this prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under in the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with Our Policy Request form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. For residents of the states of Massachusetts, Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date until 12 months after you or the Annuitant reaches age 85 and while you and the Annuitant are living. The maximum amount of premium payments We accept is up to $1,000,000 without prior approval. If you select the DCA Advantage Plan Accounts, the minimum that must be allocated is $5,000. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the NYL Annuity Service Center receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or New York Life's Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     We can issue Qualified Policies if you are between the ages of 18 and 75 (0 and 75 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions are subject to different limitations (See "The DCA Advantage Plan".) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "The Fixed Account.")

     Money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer over 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Account.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period. We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 15 of the Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash

Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

            (1) an adverse effect on portfolio management, such as:

                a) impeding a portfolio manager's ability to sustain an
                   investment objective;

                b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

            (2) increased administrative and Fund brokerage expenses.

            (3) dilution of the interests of long-term investors in an
                Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives, and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 15 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts".) We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how Dollar Cost Averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

             AMOUNT       ACCUMULATION     ACCUMULATION UNITS
MONTH     TRANSFERRED      UNIT VALUE           PURCHASED
  1           $100           $10.00               10.00
  2           $100           $ 8.00               12.50
  3           $100           $12.50                8.00
  4           $100           $ 7.50               13.33
Total         $400           $38.00               43.83



                   The average unit price is calculated as follows:

    Total share price          $38.00
-------------------------  =  -------    =  $9.50
     Number of months            4


                   The average unit cost is calculated as follows:

 Total amount transferred     $400.00
-------------------------  =  -------    =  $9.13
  Total units purchased        43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under Our Traditional Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form, or have received a request by telephone (See "Procedures for Telephone/Web Transactions") no later than five business days prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account, you must send a completed DCA Advantage Account request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or a 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2008, and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2008, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2008, even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the 12-month period has expired, the Plan will be reactivated for a new 12-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at NYL Annuity Service Center.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the

MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging Option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (see "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive a completed Interest Sweep request form at least five Business days prior to the date the transfers are scheduled to begin. If NYL Annuity Service Center does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either Traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan".) We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at the NYL Annuities Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). These two riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider(*) and EBB Rider, each at an additional cost. If you elect the EBB Rider and if your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider (except policies issued to fund a Pension Plan) at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The policyowner is no longer eligible for the benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider* (Optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the Policy is in force, you must send a


----------
(*)  In Oregon, this rider is called the Accumulation Value Protection Plan.

written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner as described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us at the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment"). The cancellation of the rider will be effective as of the date either We or the Registered Representative receive your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (Optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greater of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. Currently, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

            AGE OF OLDEST OWNER                                RANGE OF
                OR ANNUITANT                            APPLICABLE PERCENTAGES
            -------------------                         ----------------------
70 or younger                                Not less than 40% nor greater than 60%
71 to 75 inclusive                           Not less than 20% nor greater than 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. The current applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (e) Enhanced Spousal Continuance Rider (Optional)

     If you elect the EBB Rider at the time of application (see previous section), your policy will, subject to jurisdiction availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING THE POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%


     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less accumulated premium payments, all less any surrender charge free withdrawals during the Policy Year;

          (b) if NYLIAC cancels the policy;

          (c) when We pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution as calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above); and

          (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% (annualized) of the daily average Variable Accumulation Value. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We also impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     We deduct an annual policy service charge equal to the lesser of $30 or 2% of the Accumulation Value of the Policy each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Investment Protection Plan Rider Charge (Optional)

     If you selected IPP (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider"). We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis

(0.1625% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.


     (e) Rider Risk Charge Adjustment(*) (Optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your cancellation request (at one of the addresses listed in Question 15 of this Prospectus). (See "Riders--Investment Protection Plan Rider"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the guaranteed amount. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (f) Enhanced Beneficiary Benefit Rider Charge (Optional)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% annually, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

     (g) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (h) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation Programs do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.



----------
(*) The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policy to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters".) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments".)

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments".) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Account--Fixed Account Initial Premium Guarantee".)

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges since the last Reset Anniversary; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any partial withdrawals (proportional withdrawals in New York) made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals, and any rider charges since the last Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals (proportional withdrawals in New York) and surrender charges on those partial withdrawals (proportional withdrawals in New York) since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary (Reset Anniversary); and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

          (a) Accumulation Value: $175,000

          (b) Premium payments less any partial withdrawals: $180,000 ($200,000
- $20,000); or

          (c) Reset value (Accumulation Value on first Policy Anniversary) = $220,000.

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the

DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments".)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "Delay of Payments".)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

               (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loans taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph, or for determining whether any plan or loan is subject to and/or complies with ERISA. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the date page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will access interest in arrears as part of the periodic loan repayments.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) TSA plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated in the Policy Data Page, to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions:

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation Value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep Option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Advantage Plan Account or the Separate Account.

                         THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" above, equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate stated in the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under our DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Division in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 and 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Code Section 403(b) TSA Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes. NYLIAC is no longer issuing this policy for use as a Code section 403(b) TSA contract. However, the final Code section 403(b) regulations, which are described below, may still apply to your existing NYLIAC Code section 403(b) TSA contract.

          Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2007 to such broker-dealers under such arrangements was .02% of premium received on all New York Life variable annuities, equivalent to $2 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for New York Life Plus policies during the fiscal years ended December 31, 2007, 2006 and 2005 were $767,190, $780,409 and
$635,274, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of Policies........................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Plus Variable Annuity Statement of Additional
                                  Information.

 The New York Life Plus Variable Annuity Statement of Additional Information is
                                    posted on
Our Web site, www.NewYorkLifeAnnuities.com. For a paper copy of the Statement of
                             Additional Information,
                call (800) 762-6212 or send this request form to:

                           NYL Annuity Service Center
                           2400 Reliable Parkway
                           Chicago, IL 60686

--------------------------------------------------------------------------------

  Please send me a New York Life Plus Variable Annuity Statement of Additional
                         Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                State                                Zip

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                       NEW YORK LIFE PLUS VARIABLE ANNUITY
                    (FORMERLY MAINSTAY PLUS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Plus Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Plus Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charges deducted from the applicable
           Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or thorough the Commission's website at www.sec.gov.

                          PROSPECTUS DATED MAY 1, 2008
                                       FOR

                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
              (FORMERLY LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Essentials Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the two Fixed Accounts, one of Our Dollar Cost Averaging programs and the variable Investment Divisions listed below.


  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation--Service
       Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Mid Cap Growth
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation--Service
       Class
  -  MainStay VP Moderate Growth
       Allocation--Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value*
  -  Alger American SmallCap Growth
       (formerly Alger American Small
       Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable
       Series--Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series--Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
       Portfolio--Class S
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A
       Shares


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.
     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS




                                       PAGE
                                       ----
DEFINITIONS..........................    3
TABLE OF FEES AND EXPENSES...........    5
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ESSENTIALS VARIABLE ANNUITY...   20
HOW DO I CONTACT NYLIAC?.............   24
FINANCIAL STATEMENTS.................   25
CONDENSED FINANCIAL INFORMATION......   25
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   30
  New York Life Insurance and Annuity
     Corporation.....................   30
  The Separate Account...............   30
  The Portfolios.....................   30
  Additions, Deletions or
     Substitutions of Investments....   33
  Reinvestment.......................   33
THE POLICIES.........................   33
  Selecting the Variable Annuity
     That's Right for You............   34
  Qualified and Non-Qualified
     Policies........................   36
  Policy Application and Premium
     Payments........................   36
  Payments Returned for  Insufficient
     Funds...........................   37
  Your Right to Cancel ("Free
     Look")..........................   37
  Issue Ages.........................   37
  Transfers..........................   37
     Limits on Transfers.............   38
  Virtual Service Center and
     Interactive Voice Response
     System..........................   40
  Dollar Cost Averaging (DCA)
     Programs........................   41
     (a) Traditional Dollar Cost
         Averaging...................   42
     (b) The DCA Advantage Plan......   42
  Automatic Asset Reallocation.......   43
  Interest Sweep.....................   44
  Accumulation Period................   44
     (a) Crediting of Premium
         Payments....................   44
     (b) Valuation of Accumulation
         Units.......................   44
  Riders.............................   44
     (a) Living Needs Benefit Rider..   45
     (b) Unemployment Benefit Rider..   45
     (c) Investment Protection Plan
         Rider (optional)............   45
     (d) Enhanced Beneficiary Benefit
         Rider (optional)............   47
     (e) Enhanced Spousal Continuance
         Rider (optional)............   48
     (f) Upromise Account Rider
         (optional)..................   49
  Policyowner Inquiries..............   49
  Records and Reports................   49
CHARGES AND DEDUCTIONS...............   49
  Surrender Charges..................   49
  Amount of Surrender Charge.........   50
  Exceptions to Surrender Charges....   50
  Other Charges......................   50
     (a) Separate Account Charge.....   50
     (b) Policy Service Charge.......   51
     (c) Fund Charges................   51
     (d) Investment Protection Plan
         Rider Charge (optional).....   51
     (e) Rider Risk Charge Adjustment
         (optional)..................   51
     (f) Enhanced Beneficiary Benefit
         Rider Charge (optional).....   52
     (g) Transfer Fees...............   52
  Group and Sponsored Arrangements...   52
  Taxes..............................   52
DISTRIBUTIONS UNDER THE POLICY.......   53
  Surrenders and Withdrawals.........   53
     (a) Surrenders..................   53
     (b) Partial Withdrawals.........   53
     (c) Periodic Partial
         Withdrawals.................   53
     (d) Hardship Withdrawals........   54
  Required Minimum Distribution
     Option..........................   54
  Our Right to Cancel................   54
  Annuity Commencement Date..........   54
  Death Before Annuity Commencement..   55
  Income Payments....................   56
     (a) Election of Income Payment
         Options.....................   56
     (b) Proof of Survivorship.......   57
  Delay of Payments..................   57
  Designation of Beneficiary.........   57
  Restrictions Under Code Section
     403(b)(11)......................   57
  Loans..............................   58
THE FIXED ACCOUNTS...................   59
     (a) Interest Crediting..........   59
     (b) Transfers to Investment
         Divisions...................   59
     (c) Fixed Account Initial
         Premium Guarantee...........   60
THE DCA ADVANTAGE PLAN ACCOUNTS......   60
FEDERAL TAX MATTERS..................   60
  Introduction.......................   60
  Taxation of Annuities in General...   60
  Qualified Policies.................   62
     (a) 403(b) Plans................   62
     (b) Individual Retirement
         Annuities...................   62
     (c) Roth Individual Retirement
         Annuities...................   63
     (d) Inherited IRAs..............   63
     (e) SIMPLE IRAs.................   63
  Taxation of Death Benefits.........   64
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   64
VOTING RIGHTS........................   64
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   66




THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                                  7.00%
(as a percentage of the amount withdrawn)(1)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a        $30
Policy Year (currently no charge for the first 12 transfers in a Policy
Year).
--------------------------------------------------------------------------------------


(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $50,000                 $30
Accumulation Value)
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE           1.45%
(calculated as an annualized percentage of the daily average Variable
Accumulation Value, including mortality and expense risk and administrative fees).
--------------------------------------------------------------------------------------



                             OPTIONAL RIDER CHARGES


--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as      1.00%
  an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge                             0.65%
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for           2.00%
  cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment
  Protection Plan Rider; please contact your Registered Representative to determine the percentage We are currently charging before you select this feature).
--------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (calculated as    1.00%
  an annualized percentage of the policy's Accumulation Value, deducted on a quarterly basis).
--------------------------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge                           0.30%
--------------------------------------------------------------------------------------




The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (#)

-----------------------------------------------------------------------------------------
                                                                       MINIMUM    MAXIMUM
-----------------------------------------------------------------------------------------
For policies purchased on or after June 2, 2003: Expenses that are           %          %
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.
-----------------------------------------------------------------------------------------
For policies purchased prior to June 2, 2003: Expenses that are              %          %
deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.
-----------------------------------------------------------------------------------------


(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



--------------------------------------------------------------------------------------------------------------------------
                                                                                                   ESTIMATED        TOTAL
                                                                                                  UNDERLYING        FUND
                                       ADVISORY     ADMINISTRATION       12B-1        OTHER     PORTFOLIO FEES     ANNUAL
                FUND                      FEE            FEE          FEES(sec.)    EXPENSES     AND EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
  Allocation -- Service Class                %               %                %           %              %               %
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

MainStay VP Growth
  Allocation -- Service Class                %               %                %           %              %               %
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate Allocation
  --Service Class                            %               %                %           %              %               %
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate Growth
  Allocation -- Service Class                %               %                %           %              %               %
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------




# Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.





------------------------------------------------------------------------------------------------------------------------
                                                                                                                 TOTAL
                                                                                                                 FUND
                                           ADVISORY      ADMINISTRATION        12B-1              OTHER         ANNUAL
                  FUND                       FEES              FEES         FEES(sec.)          EXPENSES      EXPENSE(A)
------------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class            %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Bond -- Service Class                %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Bond -- Initial Class                %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Capital
  Appreciation -- Service Class                  %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Capital
  Appreciation -- Initial Class                  %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Cash Management                      %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Common Stock -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Common Stock -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Convertible -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Convertible -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Developing
  Growth -- Service Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Developing
  Growth -- Initial Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Floating Rate -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Government -- Service Class          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Government -- Initial Class          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond -- Service Class                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond -- Initial Class                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select
  Equity -- Service Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select
  Equity -- Initial Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP International
  Equity -- Service Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP International
  Equity -- Initial Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Large Cap Growth -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Large Cap Growth -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Core -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Core -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Growth -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Growth -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Value -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Value -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                 TOTAL
                                                                                                                 FUND
                                           ADVISORY      ADMINISTRATION        12B-1              OTHER         ANNUAL
                  FUND                       FEES              FEES         FEES(sec.)          EXPENSES      EXPENSE(A)
------------------------------------------------------------------------------------------------------------------------
MainStay VP Small Cap Growth -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Small Cap Growth -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Total Return -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Total Return -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Value -- Service Class*              %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MainStay VP Value -- Initial Class*              %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth -- Class
  S Shares**                                     %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth -- Class
  O Shares**                                     %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

CVS Calvert Social Balanced Portfolio            %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Columbia Small Cap Value Fund, Variable
  Series -- Class B                              %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Dreyfus IP Technology Growth -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Dreyfus IP Technology Growth -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Fidelity((R)) VIP
  Contrafund((R)) -- Service Class 2             %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Fidelity((R)) VIP
  Contrafund((R)) -- Initial Class               %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Fidelity((R)) VIP Equity-
  Income -- Service Class 2                      %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Fidelity((R)) VIP Equity-
  Income -- Initial Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Fidelity((R)) VIP Mid Cap -- Service
  Class 2                                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced -- Service
  Shares                                         %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series
  Balanced -- Institutional Shares               %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)                   %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide
  Growth -- Institutional Shares(gg)             %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MFS((R)) Investors Trust
  Series -- Service Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MFS((R)) Investors Trust
  Series -- Initial Class                        %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MFS((R)) Research Series -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MFS((R)) Research Series -- Initial
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MFS((R)) Utilities Series -- Service
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid Cap
  Growth -- Class S                              %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Royce Micro-Cap Portfolio -- Investment
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Royce Small-Cap Portfolio -- Investment
  Class                                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio
  II                                             %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio            %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund               %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                         %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
  Equity -- Class I(ll)                          %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock -- Class
  A Shares                                       %                 %               %                  %              %
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------




sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:


                                                                              EXPENSES IF YOU             EXPENSES IF YOU
                                                                           ANNUITIZE YOUR POLICY       SURRENDER YOUR POLICY
                                                                      ------------------------------  ----------------------
INVESTMENT DIVISION                                                    1 YR    3 YR    5 YR    10 YR   1 YR    3 YR    5 YR
-------------------                                                   ------  ------  ------  ------  ------  ------  ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..................................................  $       $       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $       $       $

MAINSTAY VP BOND--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $       $       $

MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $       $       $

MAINSTAY VP CASH MANAGEMENT
without any Riders..................................................       $       $       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $       $       $

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $       $       $

MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $       $       $
                                                                      EXPEN-
                                                                      SES IF
                                                                        YOU
                                                                       SUR-
                                                                      RENDER
                                                                       YOUR       EXPENSES IF YOU DO NOT
                                                                      POLICY       SURRENDER YOUR POLICY
                                                                      ------  ------------------------------
INVESTMENT DIVISION                                                    10 YR   1 YR    3 YR    5 YR    10 YR
-------------------                                                   ------  ------  ------  ------  ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..................................................  $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $

MAINSTAY VP BOND--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $

MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $

MAINSTAY VP CASH MANAGEMENT
without any Riders..................................................       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $

MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $

MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders..................................................       $       $       $       $       $
with IPP Rider......................................................       $       $       $       $       $
with EBB Rider......................................................       $       $       $       $       $
with IPP & EBB Riders...............................................       $       $       $       $       $

                                                                          EXPENSES IF YOU                 EXPENSES IF YOU
                                                                       ANNUITIZE YOUR POLICY           SURRENDER YOUR POLICY
                                                                  ------------------------------  ------------------------------
INVESTMENT DIVISION                                                1 YR    3 YR    5 YR    10 YR   1 YR    3 YR    5 YR    10 YR
-------------------                                               ------  ------  ------  ------  ------  ------  ------  ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............................................  $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $

MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..............................................       $       $       $       $       $       $       $       $
with IPP Rider..................................................       $       $       $       $       $       $       $       $
with EBB Rider..................................................       $       $       $       $       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $       $       $       $       $
                                                                      EXPENSES IF YOU DO NOT
                                                                       SURRENDER YOUR POLICY
                                                                  ------------------------------
INVESTMENT DIVISION                                                1 YR    3 YR    5 YR    10 YR
-------------------                                               ------  ------  ------  ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............................................  $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..............................................       $       $       $       $
with IPP Rider..................................................       $       $       $       $
with EBB Rider..................................................       $       $       $       $
with IPP & EBB Riders...........................................       $       $       $       $

                                                             EXPENSES IF YOU                           EXPENSES IF YOU
                                                          ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                             ----------------------------------------------  ----------------------------------
INVESTMENT DIVISION                             1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR
-------------------                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
                                              EXPENSES
                                               IF YOU
                                              SURRENDER
                                                YOUR                 EXPENSES IF YOU DO NOT
                                               POLICY                 SURRENDER YOUR POLICY
                                             ----------  ----------------------------------------------
INVESTMENT DIVISION                             10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                          ----------  ----------  ----------  ----------  ----------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $

                                                             EXPENSES IF YOU                           EXPENSES IF YOU
                                                          ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                             ----------------------------------------------  ----------------------------------
INVESTMENT DIVISION                             1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR
-------------------                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
                                              EXPENSES
                                               IF YOU
                                              SURRENDER
                                                YOUR                 EXPENSES IF YOU DO NOT
                                               POLICY                 SURRENDER YOUR POLICY
                                             ----------  ----------------------------------------------
INVESTMENT DIVISION                             10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                          ----------  ----------  ----------  ----------  ----------
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $





----------
    * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

    ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                             EXPENSES IF YOU                           EXPENSES IF YOU
                                                          ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                             ----------------------------------------------  ----------------------------------
INVESTMENT DIVISION                             1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR
-------------------                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
                                              EXPENSES
                                               IF YOU
                                              SURRENDER
                                                YOUR                 EXPENSES IF YOU DO NOT
                                               POLICY                 SURRENDER YOUR POLICY
                                             ----------  ----------------------------------------------
INVESTMENT DIVISION                             10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                          ----------  ----------  ----------  ----------  ----------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $

                                                             EXPENSES IF YOU                           EXPENSES IF YOU
                                                          ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                             ----------------------------------------------  ----------------------------------
INVESTMENT DIVISION                             1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR
-------------------                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.........................  $           $           $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $           $           $
                                              EXPENSES
                                               IF YOU
                                              SURRENDER
                                                YOUR                 EXPENSES IF YOU DO NOT
                                               POLICY                 SURRENDER YOUR POLICY
                                             ----------  ----------------------------------------------
INVESTMENT DIVISION                             10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                          ----------  ----------  ----------  ----------  ----------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.........................  $           $           $           $           $
with IPP Rider.............................  $           $           $           $           $
with EBB Rider.............................  $           $           $           $           $
with IPP & EBB Riders......................  $           $           $           $           $

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:


                                                                EXPENSES IF YOU                         EXPENSES IF YOU
                                                             ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                                                    --------------------------------------  --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------  --------  --------  --------  --------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
                                                            EXPENSES IF YOU DO NOT
                                                             SURRENDER YOUR POLICY
                                                    --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP CASH MANAGEMENT
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $

                                                                EXPENSES IF YOU                         EXPENSES IF YOU
                                                             ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                                                    --------------------------------------  --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------  --------  --------  --------  --------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
                                                            EXPENSES IF YOU DO NOT
                                                             SURRENDER YOUR POLICY
                                                    --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $

                                                                EXPENSES IF YOU                         EXPENSES IF YOU
                                                             ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                                                    --------------------------------------  --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------  --------  --------  --------  --------
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MAINSTAY VP VALUE--INITIAL CLASS*
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
                                                            EXPENSES IF YOU DO NOT
                                                             SURRENDER YOUR POLICY
                                                    --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MAINSTAY VP VALUE--INITIAL CLASS*
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $





----------
    * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

                                                                EXPENSES IF YOU                         EXPENSES IF YOU
                                                             ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                                                    --------------------------------------  --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------  --------  --------  --------  --------
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES**
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
                                                            EXPENSES IF YOU DO NOT
                                                             SURRENDER YOUR POLICY
                                                    --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES**
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $





----------
    ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                EXPENSES IF YOU                         EXPENSES IF YOU
                                                             ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                                                    --------------------------------------  --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------  --------  --------  --------  --------
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
                                                            EXPENSES IF YOU DO NOT
                                                             SURRENDER YOUR POLICY
                                                    --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $

                                                                EXPENSES IF YOU                         EXPENSES IF YOU
                                                             ANNUITIZE YOUR POLICY                   SURRENDER YOUR POLICY
                                                    --------------------------------------  --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR     1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------  --------  --------  --------  --------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders................................  $         $         $         $         $         $         $         $
with IPP Rider....................................  $         $         $         $         $         $         $         $
with EBB Rider....................................  $         $         $         $         $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $         $         $         $         $
                                                            EXPENSES IF YOU DO NOT
                                                             SURRENDER YOUR POLICY
                                                    --------------------------------------
INVESTMENT DIVISION                                   1 YR      3 YR      5 YR      10 YR
-------------------                                 --------  --------  --------  --------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders................................  $         $         $         $
with IPP Rider....................................  $         $         $         $
with EBB Rider....................................  $         $         $         $
with IPP & EBB Riders.............................  $         $         $         $

      QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY?

     A New York Life ESSENTIALS VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 42 of which are available to all policyholders or to the Fixed Accounts. In addition, you may also allocate premium payments to the DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

         (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 73 Investment Divisions, 42 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

         (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. (See "THE FIXED ACCOUNTS.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNTS" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                   SURRENDER CHARGE
------------                                                   ----------------
1............................................................          7%
2............................................................          7%
3............................................................          7%
4............................................................          6%
5............................................................          6%
6............................................................          5%
7............................................................          4%
8+...........................................................          0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your Registered Representative to determine the percentages We are currently charging before you select the EBB Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $500 or such lower amount as We may permit at any time. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. (See "THE POLICIES--Policy Application and Premium Payments").

     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Accounts. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

          (a) the Accumulation Value, less any outstanding loan balance,

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges; or

          (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:


REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 and for the years in the period then ended where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on May 10, 2002.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                        MAINSTAY VP                        MAINSTAY VP                               MAINSTAY VP
                         BALANCED--                           BOND--                                   BOND--
                       SERVICE CLASS                      SERVICE CLASS                             INITIAL CLASS
                  -----------------------    ---------------------------------------    ------------------------------------
                  2007    2006    2005(F)    2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003
                  ----    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period).......   $       $        $         $       $       $       $        $         $       $       $       $       $
Accumulation
  Unit Value
  (end of
  period).......     $       $        $         $       $       $       $        $         $       $       $       $       $
Number of Units
  Outstanding
  (in 000s) (end
  of period)....
                   MAIN-
                  STAY VP
                   BOND--
                  INITIAL
                   CLASS
                  -------
                  2002(A)
                  -------
Accumulation
  Unit Value
  (beginning of
  period).......    $
Accumulation
  Unit Value
  (end of
  period).......      $
Number of Units
  Outstanding
  (in 000s) (end
  of period)....





                            MAINSTAY VP                                    MAINSTAY VP
                       CAPITAL APPRECIATION--                         CAPITAL APPRECIATION--                     MAINSTAY VP
                           SERVICE CLASS                                  INITIAL CLASS                        CASH MANAGEMENT
              ---------------------------------------    -----------------------------------------------    --------------------
              2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006    2005
              ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning
  of
  period)...   $       $       $       $        $         $       $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)...     $       $       $       $        $         $       $       $       $       $        $         $       $       $
Number of
  Units
  Outstand-
  ing (in
  000s) (end
  of
  period)...
                    MAINSTAY VP
                  CASH MANAGEMENT
              -----------------------
              2004    2003    2002(A)
              ----    ----    -------
Accumulation
  Unit Value
  (beginning
  of
  period)...   $       $        $
Accumulation
  Unit Value
  (end of
  period)...     $       $        $
Number of
  Units
  Outstand-
  ing (in
  000s) (end
  of
  period)...





                                                                                                                  MAINSTAY VP
                                MAINSTAY VP                                    MAINSTAY VP                        CONSERVATIVE
                               COMMON STOCK--                                 COMMON STOCK--                      ALLOCATION--
                               SERVICE CLASS                                  INITIAL CLASS                      SERVICE CLASS
                  ---------------------------------------    -----------------------------------------------    ---------------
                  2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006(G)
                  ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    -------
Accumulation
  Unit Value
  (beginning of
  period).......   $       $       $       $        $         $       $       $       $       $       $          $        $
Accumulation
  Unit Value
  (end of
  period).......     $       $     $       $        $         $       $       $       $       $       $          $        $
Number of Units
  Outstanding
  (in 000s) (end
  of period)....



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                            MAINSTAY VP                                      MAINSTAY VP
                                                           CONVERTIBLE--                                    CONVERTIBLE--
                                                           SERVICE CLASS                                    INITIAL CLASS
                                ------------------------------------------------------------------    ------------------------
                                   2007          2006          2005          2004         2003(B)        2007          2006
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...
                                                                                                      MAINSTAY VP
                                                     MAINSTAY VP                                      DEVELOPING
                                                    CONVERTIBLE--                                      GROWTH--
                                                    INITIAL CLASS                                    SERVICE CLASS
                                ----------------------------------------------------    --------------------------------------
                                   2005          2004          2003         2002(A)        2007          2006          2005
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...
                                       MAINSTAY VP
                                       DEVELOPING
                                        GROWTH--
                                      SERVICE CLASS
                                ------------------------
                                   2004         2003(B)
                                ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $
Accumulation Unit Value  (end
  of period)..................        $             $
Number of Units Outstanding
  (in 000s) (end of period)...





                                                                                                                     MAINSTAY
                                                                                                                        VP
                                                                   MAINSTAY VP                                       FLOATING
                                                                   DEVELOPING                                         RATE--
                                                                    GROWTH--                                          SERVICE
                                                                  INITIAL CLASS                                        CLASS
                                --------------------------------------------------------------------------------    ----------
                                   2007          2006          2005          2004          2003         2002(A)        2007
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...
                                       MAINSTAY VP                                      MAINSTAY VP
                                     FLOATING RATE--                                   GOVERNMENT--
                                      SERVICE CLASS                                    SERVICE CLASS
                                ------------------------    ------------------------------------------------------------------
                                   2006         2005(F)        2007          2006          2005          2004         2003(B)
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...





                                                                                                                     MAINSTAY
                                                                                                                        VP
                                                                                                                      GROWTH
                                                                                                                      ALLOCA-
                                                                   MAINSTAY VP                                        TION--
                                                                  GOVERNMENT--                                        SERVICE
                                                                  INITIAL CLASS                                        CLASS
                                --------------------------------------------------------------------------------    ----------
                                   2007          2006          2005          2004          2003         2002(A)        2007
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...
                                 MAINSTAY
                                    VP
                                  GROWTH
                                  ALLOCA-                                 MAINSTAY VP
                                  TION--                                  HIGH YIELD
                                  SERVICE                              CORPORATE BOND--
                                   CLASS                                 SERVICE CLASS
                                ----------    ------------------------------------------------------------------
                                  2006(G)        2007          2006          2005          2004         2003(B)
                                ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...





                                                                                                                     MAINSTAY
                                                                                                                        VP
                                                                                                                       ICAP
                                                                   MAINSTAY VP                                        SELECT
                                                                   HIGH YIELD                                        EQUITY--
                                                                CORPORATE BOND--                                      SERVICE
                                                                  INITIAL CLASS                                        CLASS
                                --------------------------------------------------------------------------------    ----------
                                   2007          2006          2005          2004          2003         2002(A)        2007
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...
                                                     MAINSTAY VP                                      MAINSTAY VP
                                                ICAP SELECT EQUITY--                             ICAP SELECT EQUITY--
                                                    SERVICE CLASS                                    INITIAL CLASS
                                ----------------------------------------------------    --------------------------------------
                                   2006          2005          2004         2003(B)        2007          2006          2005
                                ----------    ----------    ----------    ----------    ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $             $             $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $             $             $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...
                                              MAINSTAY VP
                                         ICAP SELECT EQUITY--
                                             INITIAL CLASS
                                --------------------------------------
                                   2004          2003         2002(A)
                                ----------    ----------    ----------
Accumulation Unit Value
  (beginning of period).......      $             $             $
Accumulation Unit Value  (end
  of period)..................        $             $             $
Number of Units Outstanding
  (in 000s) (end of period)...





                                 MAINSTAY VP                                    MAINSTAY VP
                            INTERNATIONAL EQUITY--                         INTERNATIONAL EQUITY--
                                SERVICE CLASS                                  INITIAL CLASS
                   ---------------------------------------    -----------------------------------------------
                   2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)
                   ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------

Accumulation
  Unit Value
  (beginning of
  period)......     $       $       $       $        $         $       $       $       $       $        $
Accumulation
  Unit Value
  (end of
  period)......       $       $       $       $        $         $       $       $       $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                 MAINSTAY VP                                    MAINSTAY VP
                              LARGE CAP GROWTH--                             LARGE CAP GROWTH--
                                SERVICE CLASS                                  INITIAL CLASS
                   ---------------------------------------    -----------------------------------------------
                   2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)
                   ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......     $       $       $       $        $         $       $       $       $       $        $
Accumulation
  Unit Value
  (end of
  period)......       $       $       $       $        $         $       $       $       $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                                                                                                  MAINSTAY VP
                                                                                                                    MID CAP
                                 MAINSTAY VP                                    MAINSTAY VP                        GROWTH--
                                MID CAP CORE--                                 MID CAP CORE--                       SERVICE
                                SERVICE CLASS                                  INITIAL CLASS                         CLASS
                   ---------------------------------------    -----------------------------------------------    ------------
                   2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006
                   ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......     $       $       $       $        $         $       $       $       $       $        $         $       $
Accumulation
  Unit Value
  (end of
  period)......       $       $       $       $        $         $       $       $       $       $        $         $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                         MAINSTAY VP
                       MID CAP GROWTH--
                        SERVICE CLASS
                   -----------------------
                   2005    2004    2003(B)
                   ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......     $       $        $
Accumulation
  Unit Value
  (end of
  period)......       $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                   MAINSTAY VP                                    MAINSTAY VP                       MAINSTAY VP
                                 MID CAP GROWTH--                               MID CAP VALUE--                   MID CAP VALUE--
                                  INITIAL CLASS                                  SERVICE CLASS                     INITIAL CLASS
                 -----------------------------------------------    ---------------------------------------    --------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004    2003(B)    2007    2006    2005
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                       MAINSTAY VP
                     MID CAP VALUE--
                      INITIAL CLASS
                 -----------------------
                 2004    2003    2002(A)
                 ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $        $
Accumulation
  Unit Value
  (end of
  period)......     $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                      MAINSTAY VP
                   MAINSTAY VP          MODERATE
                     MODERATE            GROWTH                      MAINSTAY VP                           MAINSTAY VP
                   ALLOCATION--       ALLOCATION--                 S&P 500 INDEX--                       S&P 500 INDEX--
                  SERVICE CLASS      SERVICE CLASS                  SERVICE CLASS                         INITIAL CLASS
                 ---------------    ---------------    ---------------------------------------    ----------------------------
                 2007    2006(G)    2007    2006(G)    2007    2006    2005    2004    2003(B)    2007    2006    2005    2004
                 ----    -------    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $        $         $        $         $       $       $       $        $         $       $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $        $         $        $         $       $       $       $        $         $       $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                   MAINSTAY VP
                 S&P 500 INDEX--
                  INITIAL CLASS
                 ---------------
                 2003    2002(A)
                 ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $        $
Accumulation
  Unit Value
  (end of
  period)......     $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                               MAINSTAY VP                                    MAINSTAY VP
                                SMALL CAP                                      SMALL CAP                            MAINSTAY VP
                                 GROWTH--                                       GROWTH--                          TOTAL RETURN--
                              SERVICE CLASS                                  INITIAL CLASS                         SERVICE CLASS
                 ---------------------------------------    -----------------------------------------------    --------------------
                 2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006    2005
                 ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $        $         $       $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $        $         $       $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                   MAINSTAY VP
                  TOTAL RETURN--
                  SERVICE CLASS
                 ---------------
                 2004    2003(B)
                 ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $        $
Accumulation
  Unit Value
  (end of
  period)......     $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                   MAINSTAY VP                                    MAINSTAY VP                       MAINSTAY VP
                                  TOTAL RETURN--                                    VALUE--                           VALUE--
                                  INITIAL CLASS                                  SERVICE CLASS                     INITIAL CLASS
                 -----------------------------------------------    ---------------------------------------    --------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004    2003(B)    2007    2006    2005
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                       MAINSTAY VP
                         VALUE--
                      INITIAL CLASS
                 -----------------------
                 2004    2003    2002(A)
                 ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $        $
Accumulation
  Unit Value
  (end of
  period)......     $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                              ALGER AMERICAN                                 ALGER AMERICAN
                                 SMALLCAP                                       SMALLCAP
                                 GROWTH--                                       GROWTH--
                                 CLASS S                                        CLASS O                         CVS CALVERT SOCIAL
                                  SHARES                                         SHARES                         BALANCED PORTFOLIO
                 ---------------------------------------    -----------------------------------------------    --------------------
                 2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006    2005
                 ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $        $         $       $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $        $         $       $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                    CVS CALVERT SOCIAL
                    BALANCED PORTFOLIO
                 -----------------------
                 2004    2003    2002(A)
                 ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $        $
Accumulation
  Unit Value
  (end of
  period)......     $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                                                        DREYFUS IP                           DREYFUS IP
                    COLUMBIA SMALL CAP VALUE FUND,                      TECHNOLOGY                           TECHNOLOGY
                           VARIABLE SERIES--                             GROWTH--                             GROWTH--
                                CLASS B                               SERVICE CLASS                         INITIAL CLASS
                 ------------------------------------    ---------------------------------------    ----------------------------
                  2007     2006      2005     2004(E)    2007    2006    2005    2004    2003(B)    2007    2006    2005    2004
                 -----    ------    ------    -------    ----    ----    ----    ----    -------    ----    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......  $        $         $          $          $       $       $       $        $         $       $       $       $
Accumulation
  Unit Value
  (end of
  period)......      $         $         $          $       $       $       $       $        $         $       $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                    DREYFUS IP
                    TECHNOLOGY
                     GROWTH--
                  INITIAL CLASS
                 ---------------
                 2003    2002(A)
                 ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $        $
Accumulation
  Unit Value
  (end of
  period)......     $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                             FIDELITY(R) VIP                                FIDELITY(R) VIP                       FIDELITY(R) VIP
                             CONTRAFUND(R)--                                CONTRAFUND(R)--                       EQUITY-INCOME--
                             SERVICE CLASS 2                                 INITIAL CLASS                        SERVICE CLASS 2
                 ---------------------------------------    -----------------------------------------------    --------------------
                 2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006    2005
                 ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $        $      $       $        $         $       $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $      $        $       $        $         $       $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                 FIDELITY(R) VIP
                 EQUITY-INCOME--
                 SERVICE CLASS 2
                 ---------------
                 2004    2003(B)
                 ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $        $
Accumulation
  Unit Value
  (end of
  period)......     $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                 FIDELITY(R) VIP                                FIDELITY(R) VIP                     JANUS ASPEN
                                 EQUITY-INCOME--                                   MID CAP--                     SERIES BALANCED--
                                  INITIAL CLASS                                 SERVICE CLASS 2                   SERVICE SHARES
                 -----------------------------------------------    ---------------------------------------    --------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004    2003(C)    2007    2006    2005
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                   JANUS ASPEN
                      SERIES
                    BALANCED--
                  SERVICE SHARES
                 ---------------
                 2004    2003(B)
                 ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $        $
Accumulation
  Unit Value
  (end of
  period)......     $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                                                                  JANUS ASPEN                       JANUS ASPEN
                                   JANUS ASPEN                                  SERIES WORLDWIDE                 SERIES WORLDWIDE
                                SERIES BALANCED--                                   GROWTH--                         GROWTH--
                               INSTITUTIONAL SHARES                              SERVICE SHARES                INSTITUTIONAL SHARES
                 -----------------------------------------------    ---------------------------------------    --------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004    2003(B)    2007    2006    2005
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                       JANUS ASPEN
                     SERIES WORLDWIDE
                         GROWTH--
                   INSTITUTIONAL SHARES
                 -----------------------
                 2004    2003    2002(A)
                 ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $        $
Accumulation
  Unit Value
  (end of
  period)......     $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                  MFS(R)                                         MFS(R)                               MFS(R)
                                INVESTORS                                      INVESTORS                             RESEARCH
                              TRUST SERIES--                                 TRUST SERIES--                          SERIES--
                              SERVICE CLASS                                  INITIAL CLASS                         SERVICE CLASS
                 ---------------------------------------    -----------------------------------------------    --------------------
                 2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003    2002(A)    2007    2006    2005
                 ----    ----    ----    ----    -------    ----    ----    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $        $         $       $       $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $        $         $       $       $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                      MFS(R)
                     RESEARCH
                     SERIES--
                  SERVICE CLASS
                 ---------------
                 2004    2003(B)
                 ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $        $
Accumulation
  Unit Value
  (end of
  period)......     $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                      MFS(R)                                                             NEUBERGER BERMAN
                                     RESEARCH                               MFS(R) UTILITIES                AMT MID-CAP
                                     SERIES--                                   SERIES--                      GROWTH
                                  INITIAL CLASS                              SERVICE CLASS              PORTFOLIO--CLASS S
                 -----------------------------------------------    -------------------------------    --------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004(D)    2007    2006    2005
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    -------    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $        $         $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $        $         $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                   NEU-
                  BERGER
                  BERMAN
                   AMT
                 MID-CAP
                  GROWTH
                 PORTFO-        ROYCE MICRO-CAP
                  LIO---          PORTFOLIO--
                 CLASS S        INVESTMENT CLASS
                 -------    -----------------------
                 2004(D)    2007    2006    2005(F)
                 -------    ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......    $         $       $        $
Accumulation
  Unit Value
  (end of
  period)......      $         $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                     ROYCE SMALL-CAP
                       PORTFOLIO--                       T. ROWE PRICE                         T. ROWE PRICE EQUITY
                     INVESTMENT CLASS              EQUITY INCOME PORTFOLIO II                    INCOME PORTFOLIO
                 -----------------------    ---------------------------------------    ------------------------------------
                 2007    2006    2005(F)    2007    2006    2005    2004    2003(B)    2007    2006    2005    2004    2003
                 ----    ----    -------    ----    ----    ----    ----    -------    ----    ----    ----    ----    ----
Accumulation
  Unit Value
  (beginning of
  period)......   $       $        $         $       $       $       $        $         $       $       $       $       $
Accumulation
  Unit Value
  (end of
  period)......     $       $        $         $       $       $       $        $         $       $       $       $       $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                 T. ROWE
                  PRICE
                  EQUITY
                  INCOME
                 PORTFO-
                   LIO
                 -------
                 2002(A)
                 -------
Accumulation
  Unit Value
  (beginning of
  period)......    $
Accumulation
  Unit Value
  (end of
  period)......      $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                                                                 VAN KAMPEN UIF
                                VAN ECK WORLDWIDE                               EMERGING MARKETS
                                   HARD ASSETS                                  EQUITY--CLASS II
                 -----------------------------------------------    ---------------------------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004    2003(B)
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $       $        $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                                                              VICTORY VIF
                                  VAN KAMPEN UIF                          DIVERSIFIED STOCK--
                            EMERGING MARKETS--CLASS I                        CLASS A SHARES
                 -----------------------------------------------    -------------------------------
                 2007    2006    2005    2004    2003    2002(A)    2007    2006    2005    2004(D)
                 ----    ----    ----    ----    ----    -------    ----    ----    ----    -------
Accumulation
  Unit Value
  (beginning of
  period)......   $       $       $       $       $        $         $       $       $        $
Accumulation
  Unit Value
  (end of
  period)......     $       $       $       $       $        $         $       $       $        $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 73 Investment Divisions, 42 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND                            INVESTMENT ADVISOR                        ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.   New York Life Investment                  MainStay VP Balanced;
                                Management LLC                            MainStay VP Bond;
                                                                          MainStay VP Common Stock;
                                                                          MainStay VP Conservative Allocation;
                                                                          MainStay VP Floating Rate;
                                                                          MainStay VP Growth Allocation;
                                                                          MainStay VP Mid Cap Core;
                                                                          MainStay VP Moderate Allocation;
                                                                          MainStay VP Moderate Growth Allocation;
                                                                          MainStay VP S&P 500 Index;


                                Subadviser: MacKay Shields LLC            MainStay VP Capital Appreciation;
                                ("MacKay")                                MainStay VP Cash Management;
                                                                          MainStay VP Convertible;
                                                                          MainStay VP Government;
                                                                          MainStay VP High Yield Corporate Bond;
                                                                          MainStay VP International Equity;
                                                                          MainStay VP Mid Cap Growth;
                                                                          MainStay VP Mid Cap Value;
                                                                          MainStay VP Small Cap Growth;
                                                                          MainStay VP Total Return;
                                                                          MainStay VP Value*


                                Subadviser: Institutional Capital LLC     MainStay VP ICAP Select Equity


                                Subadviser: Winslow Capital Management,   MainStay VP Large Cap Growth
                                Inc.


                                Subadviser: Lord Abbett & Company LLC     MainStay VP Developing Growth
----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund         Fred Alger Management, Inc.               Alger American SmallCap Growth**
----------------------------------------------------------------------------------------------------------------------------


FUND                            INVESTMENT ADVISOR                        ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.   Calvert Asset Management Company, Inc.    CVS Calvert Social Balanced Portfolio

                                Subadvisors (equity portion): New
                                Amsterdam Partners LLC and SSgA Funds
                                Management, Inc. (No subadvisor on fixed income portion)

----------------------------------------------------------------------------------------------------------------------------

Columbia Funds Variable         Columbia Management                       Columbia Small Cap Value Fund, Variable Series
Insurance Trust                 Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios   The Dreyfus Corporation                   Dreyfus IP Technology Growth

----------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance     Fidelity Management and Research Company
Products Fund

                                Subadvisers: Fidelity Management &        Fidelity(R) VIP Contrafund(R)
                                Research (U.K.) Inc. ("FMRUK"), Fidelity
                                Management & Research (Far East) Inc.
                                ("FMRFE"), Fidelity Investments Japan
                                Limited ("FIJL"), FMR Co., Inc. ("FMRC")



                                Subadviser: FMRC                          Fidelity(R) VIP Equity-Income



                                Subadvisers: FMRUK, FMRFE, FIJL, FMRC     Fidelity(R) VIP Mid Cap

----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Janus Capital Management LLC              Janus Aspen Series Balanced;
                                                                          Janus Aspen Series Worldwide Growth

----------------------------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance       MFS(R) Investment Management              MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                                 Series; MFS(R) Utilities Series

----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers       Neuberger Berman Management Inc.          Neuberger Berman AMT Mid-Cap Growth Portfolio
Management Trust                Subadviser: Neuberger Berman, LLC

----------------------------------------------------------------------------------------------------------------------------

The Royce Capital Fund          Royce & Associates, LLC                   Royce Micro-Cap Portfolio;
                                                                          Royce Small-Cap Portfolio

----------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series,    T. Rowe Price Associates, Inc.            T. Rowe Price Equity Income Portfolio II
Inc.

----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance     Van Eck Associates Corporation            Van Eck Worldwide Hard Assets
Trust

----------------------------------------------------------------------------------------------------------------------------

The Universal Institutional     Morgan Stanley Investment Management      Van Kampen UIF Emerging Markets Equity
Funds, Inc.                     Inc.

----------------------------------------------------------------------------------------------------------------------------

Victory Variable Insurance      Victory Capital Management, Inc.          Victory VIF Diversified Stock
Funds

----------------------------------------------------------------------------------------------------------------------------



* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, SAI and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death. The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action taken We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Essentials Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


--------------------------------------------------------------------------------------------------------------------------

                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                      ESSENTIALS          LONGEVITY BENEFIT     PREMIUM PLUS ELITE       ELITE VARIABLE
                                   VARIABLE ANNUITY#      VARIABLE ANNUITY#      VARIABLE ANNUITY#          ANNUITY#
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          7 Years (7%, 7%, 7%,     10 Years (8%, 8%,      10 Years (8%, 8%,    8 Years (8%, 8%, 8%,
                                      6%, 6%, 5%,        8%, 7%, 6%, 5%, 4%,    8%, 7%, 6%, 5%, 4%,      7%, 6%, 5%, 4%,
                                  4% -- based on each    3%, 3%, 3% -- based    3%, 3%, 3% -- based    3% -- based on each
                                    premium payment     on the Policy Date)*      on each premium        premium payment
                                         date)                                    payment date)*             date)*

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan               Yes (6, 12, 18 month       Yes (6 month           Yes (6 month           Yes (6 month
                                       accounts)              account)               account)               account)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Interest Sweep                            Yes                    Yes                    Yes                    Yes

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit                         No                     Yes                    No                     No

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Premium Credit                            No                     Yes                    Yes                    No

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Fixed Account                             Yes                    Yes                    Yes                    Yes
                                      - One-Year              One-Year               One-Year               One-Year
                                     - Three-Year

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit Guarantee       Annual reset to           Optional               Optional               Optional
                                        age 80             Annual reset to        Annual reset to        Annual reset to
                                                               age 80                 age 80                 age 80

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset                N/A                   0.30%          Ages 65 or younger:    Ages 65 or younger:
Charge                                                                         0.30%                  0.30%
                                                                               Ages 66 to 75: 0.35%   Ages 66 to 75: 0.35%

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk and           1.45%                  1.35%                  1.90%                  1.70%
Administration Costs Charge      Based on assets of     Based on Adjusted      Based on Adjusted      Based on Adjusted
                                 the Separate           Premium Payments.      Premium Payments.      Premium Payments.
                                 Account.               Charge is not          Charge is not          Charge is not
                                 Charge is reflected    reflected in the       reflected in the       reflected in the
                                 in the Accumulation    Accumulation Unit      Accumulation Unit      Accumulation Unit
                                 Unit Value             Value                  Value                  Value

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit Charge                  N/A                   1.00%                   N/A                    N/A
                                                         Based on the total
                                                        premium payment made
                                                        to the policy.

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Annual Policy Service Charge              $30                    $30                    $30                    $30

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required to          $50,000               $100,000               $100,000               $100,000
Waive Annual Policy Service
Charge

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                    PREMIUM PLUS II        SELECT VARIABLE       FLEXIBLE PREMIUM        ACCESS VARIABLE
                                   VARIABLE ANNUITY#          ANNUITY#           VARIABLE ANNUITY#          ANNUITY#
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          8 Years (8%, 8%, 8%,     3 Years (8%, 8%,     9 Years (7%, 7%, 7%,           None
                                    7%, 6%, 5%, 4%,      7% -- based on each    6%, 5%, 4%, 3%, 2%,
                                  3% -- based on each      premium payment        1% -- based on
                                    premium payment             date)              policy date)
                                        date)*

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan                   Yes (6 month        Yes (6 and 12 month            No                     No
                                       account)               accounts)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Interest Sweep                            Yes                    Yes                    Yes                    No

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit                         No                     No                     No                     No

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Premium Credit                            Yes                    No                     No                     No

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit Guarantee       Annual reset to        Annual reset to        3 year reset to        Annual reset to
                                        age 80                 age 80                 age 85                 age 80

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset                N/A                    N/A                    N/A                    N/A
Charge

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk and           1.75%                  1.85%                  1.40%                  1.55%
Administration Costs Charge      Based on assets of     Based on assets of     Based on assets of     Based on assets of
                                 the Separate           the Separate           the Separate           the Separate
                                 Account.               Account.               Account.               Account.
                                 Charge is reflected    Charge is reflected    Charge is reflected    Charge is reflected
                                 in the Accumulation    in the Accumulation    in the Accumulation    in the Accumulation
                                 Unit Value             Unit Value             Unit Value             Unit Value

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit Charge                  N/A                    N/A                    N/A                    N/A


--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Annual Policy Service Charge              $30                    $50                    $30                   $40*

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required to         $100,000               $100,000                $20,000                $50,000
Waive Annual Policy Service
Charge

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



     All policies and features may not be available in all jurisdictions.
 #   Each formerly a LifeStages(R) Variable Annuity.
 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs;

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the DCA Advantage Plan Accounts, plus the Fixed Accounts. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 for Non-Qualified and Qualified Policies, (age 80 in New York and Pennsylvania). The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your Policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the 3-Year Fixed Account. In addition, you can also transfer from the DCA Advantage Plan Accounts into the Investment Divisions and the 1-Year Fixed Account, (see "The DCA Advantage Plan"). You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment

Division to other Investment Divisions or to the 1-Year Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNTS.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")

     - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 1-800-598-2019;

     - speak to a Customer Service Representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash

Management Investment Division within 90 days of the issuance of the policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

       (1) an adverse effect on portfolio management, such as:

           a) impeding a portfolio manager's ability to sustain an investment objective;

           b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

           c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

       (2) increased administrative and Fund brokerage expenses.

       (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "THE POLICIES -- Limits on Transfers").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number ("PIN"). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received Saturday and Sunday and after 4:00 p.m. ("Eastern Time") or on non-Business Days Monday through Friday will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is available Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. ("Eastern Time").

     The VSC enables you to:

          - e-mail your Registered Representative or VPSC;

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - reset your password;

          - change your address;

          - obtain service forms; and

          - view and download policy statements

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current Policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - request a loan on your policy; and

          - speak with one of Our Customer Service Representatives Monday through Friday from 9:00 a.m. to 6:00 p.m. ("Eastern Time").

     You can authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "THE
POLICIES -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Facsimile requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

--------------------------------------------------------------
                AMOUNT      ACCUMULATION    ACCUMULATION UNITS
  MONTH      TRANSFERRED     UNIT VALUE          PURCHASED
--------------------------------------------------------------
    1            $100          $10.00              10.00
--------------------------------------------------------------
    2            $100          $ 8.00              12.50
--------------------------------------------------------------
    3            $100          $12.50               8.00
--------------------------------------------------------------
    4            $100          $ 7.50              13.33
--------------------------------------------------------------
  Total          $400          $38.00              43.83
--------------------------------------------------------------


                The average unit price is calculated as follows:

 Total share price           $38.00
------------------     =     ------    =    $9.50
  Number of months              4

                 The average unit cost is calculated as follows:

Total amount transferred           $400.00
------------------------     =     -------    =    $9.13
   Total units purchased            43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make Dollar Cost Averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Accounts. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. (You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account.) You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2008 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2008, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or 1-Year Fixed Account by December 31, 2008 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur, (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under to this option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers, (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers, (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25, (or such lower amount as We may permit).

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNTS" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit ("EBB") Riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider, (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the owner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

            (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age
59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

            Proportional withdrawal = ($20,000/$80,000)x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                                            RANGE OF
OR ANNUITANT                                            APPLICABLE PERCENTAGES
-------------------                                     ----------------------

70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%



     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY.

You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, if you are not the Annuitant, or the Annuitant, die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium
                                   Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you, (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NOT ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS. (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth payment year, 4% in the seventh payment year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                        Charge
------------                                                        ------
1.................................................................    7%
2.................................................................    7%
3.................................................................    7%
4.................................................................    6%
5.................................................................    6%
6.................................................................    5%
7.................................................................    4%
8+................................................................    0%



     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free withdrawals during the Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $50,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 15 of this Prospectus) or the Registered Representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider. This charge will not change once your policy is issued.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to US to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Accounts from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise.

     Electing any periodic partial withdrawal will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNTS--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity

Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greatest of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date, ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the reset value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary, (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greatest of:

(a)  Accumulation Value: $175,000
(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
(c)  Reset value--the greater of:     a)  Current Accumulation Value--$175,000; and
                                          Last Reset Value, plus premiums, less withdrawals.
                                      b)  That is:
                                          $220,000 + $0 - (($20,000/$250,000)($220,000))
                                          = $220,000 - (0.08)($220,000)
                                          = $220,000 - $17,600
                                          = $202,400


In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals, less any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     NYLIAC will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or after a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions.

Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code. Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro-rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account(s) to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account(s) to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Accounts on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis, (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Accounts.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the lifetime you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Accounts or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                         THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

     On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

     Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

     Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

     In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

     The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

     You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or

     "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by the Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to of $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code Section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Essentials Variable Annuity policies during the fiscal years ended December 31, 2007, 2006, and 2005 were $12,422,402, $12,043,901 and $11,896,403, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the

Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1



How to obtain a New York Life Essentials Variable Annuity Statement of
                             Additional Information.

The New York Life Essentials Variable Annuity Statement of Additional
                      Information is posted on Our website,
www.newyorklife.com. For a paper copy of the Statement of Additional
                    Information, call (800) 598-2019 or send
                              this request form to:


                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------

      Please send me a New York Life Essentials Variable Annuity Statement
                  of Additional Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
              (FORMERLY LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Essentials Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Essentials Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Essentials Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), is determined by the following formula:

                                     (a/b)-c
Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain
                   distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b = is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c = is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the daily average Variable Accumulation Value. (See "Charges and Deductions -- Other Charges.")

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 61 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity

Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENT BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2008

                    to the Prospectuses dated May 1, 2008 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                          PROSPECTUS DATED MAY 1, 2008

                                       FOR
                     NEW YORK LIFE PLUS II VARIABLE ANNUITY
                  (FORMERLY MAINSTAY PLUS II VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Plus II Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     NYLIAC is or will be offering a modified version of the New York Life Plus II Variable Annuity policies in the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington. The principal difference between the modified version and the flexible premium version of the policies is that, under the modified version, you may only make additional premium payments during the first Policy Year.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among two guaranteed interest options, one of Our Dollar Cost Averaging Programs, and the variable Investment Divisions listed below.

   -  MainStay VP Balanced--Service Class
   -  MainStay VP Bond
   -  MainStay VP Capital Appreciation
   -  MainStay VP Cash Management
   -  MainStay VP Common Stock
   -  MainStay VP Conservative Allocation--
      Service Class
   -  MainStay VP Convertible
   -  MainStay VP Developing Growth
   -  MainStay VP Floating Rate--Service Class
   -  MainStay VP Government
   -  MainStay VP Growth Allocation--Service Class
   -  MainStay VP High Yield Corporate Bond
   -  MainStay VP ICAP Select Equity
   -  MainStay VP International Equity
   -  MainStay VP Large Cap Growth
   -  MainStay VP Mid Cap Core--Service Class
   -  MainStay VP Mid Cap Growth--Service Class
   -  MainStay VP Mid Cap Value
   -  MainStay VP Moderate Allocation--Service
      Class
   -  MainStay VP Moderate Growth Allocation--
      Service Class
   -  MainStay VP S&P 500 Index
   -  MainStay VP Small Cap Growth
   -  MainStay VP Total Return
   -  MainStay VP Value*
   -  Alger American SmallCap Growth
      (formerly Alger American Small
      Capitalization)
   -  CVS Calvert Social Balanced Portfolio
   -  Columbia Small Cap Value Fund, Variable
      Series--Class B
   -  Dreyfus IP Technology Growth
   -  Fidelity(R) VIP Contrafund(R)
   -  Fidelity(R) VIP Equity-Income
   -  Fidelity(R) VIP Mid Cap--Service Class 2
   -  Janus Aspen Series Balanced
   -  Janus Aspen Series Worldwide Growth
   -  MFS(R) Investors Trust Series
   -  MFS(R) Research Series
   -  MFS(R) Utilities Series
   -  Neuberger Berman AMT Mid-Cap Growth
      Portfolio
   -  Royce Micro-Cap Portfolio--Investment Class
   -  Royce Small-Cap Portfolio--Investment Class
   -  T. Rowe Price Equity Income Portfolio
   -  Van Eck Worldwide Hard Assets
   -  Van Kampen UIF Emerging Markets Equity
   -  Victory VIF Diversified Stock--Class A
      Shares



---------------

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                TABLE OF CONTENTS




                                            PAGE
                                            ----
DEFINITIONS...............................    3
TABLE OF FEES AND EXPENSES................    5
  Examples................................    9
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
  PLUS II VARIABLE ANNUITY................   21
  How Do I Contact NYL Annuity Service
     Center or NYLIAC?....................   24
FINANCIAL STATEMENTS......................   25
CONDENSED FINANCIAL INFORMATION...........   25
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT....   30
  New York Life Insurance and Annuity
     Corporation..........................   30
  The Separate Account....................   30
  The Portfolios..........................   30
  Additions, Deletions, or Substitutions
     of Investments.......................   33
  Reinvestment............................   33
THE POLICIES..............................   33
  Selecting the Variable Annuity That's
     Right for You........................   34
  Qualified and Non-Qualified Policies....   36
  Policy Application and Premium
     Payments.............................   36
  Payments Returned for Insufficient
     Funds................................   37
  Your Right to Cancel ("Free Look")......   37
  Issue Ages..............................   37
  Transfers...............................   37
  Limits on Transfers.....................   38
  Procedures for Telephone/Web
     Transactions.........................   40
  Dollar Cost Averaging Programs..........   40
     (a) Traditional Dollar Cost
         Averaging........................   41
     (b) The DCA Advantage Plan...........   41
  Automatic Asset Reallocation............   42
  Interest Sweep..........................   43
  Accumulation Period.....................   43
     (a) Crediting of Premium   Payments..   43
     (b) Valuation of Accumulation
         Units............................   44
  Riders..................................   44
     (a) Living Needs Benefit Rider.......   44
     (b) Unemployment Benefit Rider.......   44
     (c) Investment Protection Plan
         Rider (Optional).................   44
     (d) Enhanced Beneficiary Benefit
         Rider (Optional).................   46
     (e) Enhanced Spousal Continuance
         Rider (Optional).................   48
  Policy Owner Inquiries..................   49
  Records and Reports.....................   49
CHARGES AND DEDUCTIONS....................   49
  Surrender Charges.......................   49
  Amount of Surrender Charge..............   49
  Exceptions to Surrender Charges.........   50
  Other Charges...........................   50
     (a) Separate Account Charge..........   50
     (b) Policy Service Charge............   50
     (c) Investment Protection Plan
         Rider Charge (Optional)..........   50
     (d) Rider Risk Charge Adjustment
         (Optional).......................   51
     (e)  Enhanced Beneficiary Benefit
          Rider Charge (Optional).........   51
     (f)  Fund Charges....................   51
     (g)  Transfer Fees...................   51
  Group and Sponsored Arrangements........   51
  Taxes...................................   52
DISTRIBUTIONS UNDER THE POLICY............   52
  Surrenders and Withdrawals..............   52
     (a) Surrenders.......................   53
     (b) Partial Withdrawals..............   53
     (c) Periodic Partial Withdrawals.....   53
     (d) Hardship Withdrawals.............   53
  Required Minimum Distribution Option....   53
  Our Right to Cancel.....................   54
  Annuity Commencement Date...............   54
  Death Before Annuity Commencement.......   54
  Income Payments.........................   56
     (a) Election of Income Payment
         Options..........................   56
     (b) Proof of Survivorship............   56
  Delay of Payments.......................   56
  Designation of Beneficiary..............   57
  Restrictions Under Code Section
     403(b)(11)...........................   57
  Loans...................................   57
THE FIXED ACCOUNTS........................   58
     (a) Interest Crediting...............   58
     (b) Transfers to Investment
         Divisions........................   59
     (c) Fixed Account Initial   Premium
         Guarantee........................   59
THE DCA ADVANTAGE PLAN  ACCOUNTS..........   59
FEDERAL TAX MATTERS.......................   60
  Introduction............................   60
  Taxation of Annuities in General........   60
  Qualified Policies......................   61
     (a) Section 403(b) Plans.............   61
     (b) Individual Retirement Annuities..   62
     (c) Roth Individual Retirement
         Annuities........................   62
     (d) Inherited IRAs...................   62
  Taxation of Death Benefits..............   63
DISTRIBUTION AND  COMPENSATION
  ARRANGEMENTS............................   63
VOTING RIGHTS.............................   64
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI")..........   65



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Accounts and the Investment Divisions of the Separate Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges, policy service charge and rider charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS II VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (as a percentage of the
amount withdrawn)(1)                                                             7.00%
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each transfer over 12 in a
Policy Year (currently no charge for the first 12 transfers in a Policy
Year)                                                                              $30
--------------------------------------------------------------------------------------


(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


--------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than $50,000
Accumulation Value)                                                                $30
--------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES CHARGE
(calculated as an annualized percentage of the daily average Variable
Accumulation Value, including mortality and expense risk and administrative
fees)                                                                            1.45%
--------------------------------------------------------------------------------------
                                OPTIONAL RIDER CHARGES
--------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE (calculated as an annualized percentage of the amount that is guaranteed under this
     rider, deducted on a quarterly basis)                                       1.00%
--------------------------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge                        0.65%
--------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time charge for cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the
     Investment Protection Plan Rider; please contact your Registered
     Representative to determine the percentage We are currently charging
     before you select this feature)                                             2.00%
--------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER CHARGE
     (calculated as an annualized percentage of the policy's Accumulation
     Value, deducted on a quarterly basis)                                       1.00%
--------------------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge                      0.30%
--------------------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                                      ------------------
                                                                       MINIMUM   MAXIMUM
----------------------------------------------------------------------------------------
For policies purchased on or after June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.                                                                    %         %
----------------------------------------------------------------------------------------
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of
12/31/07.                                                                    %         %




 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



----------------------------------------------------------------------------------------------------------------------------
                                                                                               ESTIMATED
                                           ADVI-                                              UNDERLYING
                                           SORY    ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES      TOTAL FUND
                  FUND                      FEE          FEE        FEES(sec.)   EXPENSES    AND EXPENSES    ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation--Service Class                      %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------

MainStay VP Growth Allocation--Service
Class                                          %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate
Allocation--Service Class                      %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------

MainStay VP Moderate Growth
  Allocation--Service Class                    %            %              %           %             %                 %
----------------------------------------------------------------------------------------------------------------------------




( # ) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.





------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MainStay VP Balanced--Service Class           %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Bond--Service Class               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Bond--Initial Class               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Capital Appreciation--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Capital Appreciation--
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Cash Management                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Common Stock--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Common Stock--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Convertible--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Convertible--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Developing Growth--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Developing Growth--
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Floating Rate--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Government--Service
  Class                                       %              %             %          %            %

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MainStay VP Government--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond-- Service Class                        %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP High Yield Corporate
  Bond-- Initial Class                        %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select Equity--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP ICAP Select Equity--
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP International Equity--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP International Equity--
  Initial Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Large Cap Growth--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Large Cap
  Growth-- Initial Class                      %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Core--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Growth-- Service
  Class
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Value--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Mid Cap Value--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP S&P 500 Index--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Small Cap Growth--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Small Cap
  Growth--Initial Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Total Return--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Total Return--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Value--Service Class*             %              %             %          %            %
------------------------------------------------------------------------------------------------------

MainStay VP Value--Initial Class*             %              %             %          %            %
------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth--
  Class S Shares**                            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth--
  Class O Shares**                            %              %             %          %            %
------------------------------------------------------------------------------------------------------

CVS Calvert Social Balanced
  Portfolio                                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

Columbia Small Cap Value Fund,
  Variable Series--Class B                    %              %             %          %            %
------------------------------------------------------------------------------------------------------

Dreyfus IP Technology Growth--
  Service Class                               %              %             %          %            %
------------------------------------------------------------------------------------------------------

Dreyfus IP Technology
  Growth--Initial Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP
  Contrafund(R)--Service Class 2              %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP
  Contrafund(R)--Initial Class                %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Equity-
  Income--Service Class 2                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Equity-
  Income--Initial Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap--Service
  Class 2                                     %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced--
  Service Shares                              %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced--
  Institutional Shares                        %              %             %          %            %
------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide
  Growth-- Service Shares(gg)                 %              %             %          %            %

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
  Growth-- Institutional Shares(gg)           %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Investors Trust
  Series--Service Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Investors Trust
  Series--Initial Class                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Research Series--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Research Series--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series--Service
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series--Initial
  Class                                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid Cap
  Growth-- Class S                            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Neuberger Berman AMT Mid Cap
  Growth-- Class I                            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Royce Micro-Cap
  Portfolio--Investment Class                 %              %             %          %            %
------------------------------------------------------------------------------------------------------

Royce Small-Cap
  Portfolio--Investment Class                 %              %             %          %            %
------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income
  Portfolio II                                %              %             %          %            %
------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income
  Portfolio                                   %              %             %          %            %
------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund            %              %             %          %            %
------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets
  Equity-- Class II(ll)                       %              %             %          %            %
------------------------------------------------------------------------------------------------------

Van Kampen UIF Emerging Markets
  Equity-- Class I(ll)                        %              %             %          %            %
------------------------------------------------------------------------------------------------------
Victory VIF Diversified Stock--
  Class A Shares                              %              %             %          %            %
------------------------------------------------------------------------------------------------------




sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003


                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS
  B
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP VALUE--SERVICE CLASS(1)
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES(2)
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS
  B
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $




--------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.
(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS
  S--PORTFOLIO
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................   $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS
  S--PORTFOLIO
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
VAN ECK WORLDWIDE HARD ASSETS FUND
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
VAN ECK WORLDWIDE HARD ASSETS FUND
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:


                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
MAINSTAY VP VALUE(1)--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
MAINSTAY VP VALUE(1)--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $



(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES(2)
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS
  B
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
JANUS ASPEN BALANCED--INSTITUTIONAL SHARES
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................   $        $        $        $         $        $        $        $
with EBB Rider.......................................   $        $        $        $         $        $        $        $
with IPP & EBB Riders................................   $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES(2)
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS
  B
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $             $   $        $
JANUS ASPEN BALANCED--INSTITUTIONAL SHARES
without any Riders...................................   $        $        $        $
with IPP Rider.......................................   $        $        $        $
with EBB Rider.......................................   $        $        $        $
with IPP & EBB Riders................................   $        $        $        $



(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL
  SHARES
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS
  I
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL
  SHARES
without any Riders...................................   $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS
  I
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $

                                                            EXPENSES IF YOU ANNUITIZE                 EXPENSES IF YOU
                                                                   YOUR POLICY                     SURRENDER YOUR POLICY
                                                        ---------------------------------    ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR     1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------    ------   ------   ------   ------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................   $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................        $        $        $        $         $        $        $        $
with IPP Rider.......................................        $        $        $        $         $        $        $        $
with EBB Rider.......................................        $        $        $        $         $        $        $        $
with IPP & EBB Riders................................        $        $        $        $         $        $        $        $
                                                              EXPENSES IF YOU DO NOT
                                                              SURRENDER YOUR POLICY
                                                        ---------------------------------
INVESTMENT DIVISION                                      1 YR     3 YR     5 YR     10 YR
-------------------                                     ------   ------   ------   ------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................   $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................        $        $        $        $
with IPP Rider.......................................        $        $        $        $
with EBB Rider.......................................        $        $        $        $
with IPP & EBB Riders................................        $        $        $        $

       QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS II VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE PLUS II VARIABLE ANNUITY?

     New York Life Plus II Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, 42 of which are available to all policyowners, and/or to one or both of the Fixed Accounts. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT

             The Separate Account has 73 Investment Divisions, 42 of which are available to all policyowners. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Accounts.")

     (b) You can allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

     You can make transfers from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Accounts" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the Traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options as described herein.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain Mortality and Expense Risks NYLIAC assumes and for policy administrative expenses. This charge is 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                            CHARGE
                        ------------                          ---------
1...........................................................      7%
2...........................................................      7%
3...........................................................      7%
4...........................................................      6%
5...........................................................      6%
6...........................................................      5%
7...........................................................      4%
8+..........................................................      0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of withdrawal; (b) 10% of the Accumulation Value as of the prior Policy Anniversary; or (c) the Accumulation Value less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")


     If you select the Investment Protection Plan Rider, ("IPP") (in jurisdictions where available) We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your registered representative to determine the percentage We are currently charging before you elect this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional payments are allowed only during the first Policy Year. You have a choice of sending premium payments directly to

NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum amount of premium payments We accept is up to $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES -- Policy Application and Premium Payments.")

     You may allocate the initial premium payment to, and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts and, plus the Fixed Accounts. (See "Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you may allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Under the Life Income Payment Option, Income Payments will always be the same specified amount. (See "Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

          (a) the Accumulation Value, less any outstanding loan balance,

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, and any rider charges deducted since the Policy Date; or

          (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 80.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, TSA and SEP policies; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Contingency ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals. We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with the written request for cancellation.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?





REGULAR      NYL Annuity Service Center           EXPRESS       National City Corporation
  MAIL       2400 Reliable Parkway                MAIL          NYL Annuity Service
             Chicago, IL 60686                                  Center/Lockbox #2400
                                                                5635 S. Archer Avenue
                                                                Chicago, IL 60638


CUSTOMER     (800) 762-6212
SERVICE
AND UNIT
VALUES



     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, for the fiscal years ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on May 10, 2002.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                         MAINSTAY VP                      MAINSTAY VP                          MAINSTAY VP
                          BALANCED--                         BOND--                              BOND--
                        SERVICE CLASS                    SERVICE CLASS                        INITIAL CLASS
                   -----------------------  ---------------------------------------  ------------------------------
                    2007    2006   2005(F)   2007    2006    2005    2004   2003(B)   2007    2006    2005    2004
                   ------  ------  -------  ------  ------  ------  ------  -------  ------  ------  ------  ------
Accumulation Unit
  Value
  (beginning of
  period)........  $       $        $       $       $       $       $        $       $       $       $       $
Accumulation Unit
  Value
  (end of
  period)........       $       $        $       $       $       $       $        $       $       $       $       $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                     MAINSTAY VP
                        BOND--
                    INITIAL CLASS
                   ---------------
                    2003   2002(A)
                   ------  -------
Accumulation Unit
  Value
  (beginning of
  period)........  $        $
Accumulation Unit
  Value
  (end of
  period)........       $        $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....





                                     MAINSTAY VP                                             MAINSTAY VP
                                CAPITAL APPRECIATION--                                  CAPITAL APPRECIATION--
                                    SERVICE CLASS                                           INITIAL CLASS
                   -----------------------------------------------    ---------------------------------------------------------
                    2007      2006      2005      2004     2003(B)     2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $         $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                          MAINSTAY VP
                                        CASH MANAGEMENT
                   ---------------------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....





                                                                                                               MAINSTAY VP
                                                                                                               CONSERVATIVE
                                 MAINSTAY VP                                  MAINSTAY VP                      ALLOCATION--
                                COMMON STOCK--                               COMMON STOCK--                      SERVICE
                                SERVICE CLASS                                INITIAL CLASS                        CLASS
                   ---------------------------------------  -----------------------------------------------  ---------------
                    2007    2006    2005    2004   2003(B)   2007    2006    2005    2004    2003   2002(A)   2007   2006(I)
                   ------  ------  ------  ------  -------  ------  ------  ------  ------  ------  -------  ------  -------
Accumulation Unit
  Value
  (beginning of
  period)........  $       $       $       $        $       $       $       $       $       $        $       $        $
Accumulation Unit
  Value
  (end of
  period)........       $       $       $       $        $       $       $       $       $       $        $       $        $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                 MAINSTAY VP
                                CONVERTIBLE--
                                SERVICE CLASS
                   ---------------------------------------
                    2007    2006    2005    2004   2003(B)
                   ------  ------  ------  ------  -------
Accumulation Unit
  Value
  (beginning of
  period)........  $       $       $       $        $
Accumulation Unit
  Value
  (end of
  period)........       $       $       $       $        $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....





                                     MAINSTAY VP                                  MAINSTAY VP                      MAINSTAY VP
                                    CONVERTIBLE--                             DEVELOPING GROWTH--              DEVELOPING GROWTH--
                                    INITIAL CLASS                                SERVICE CLASS                    INITIAL CLASS
                   -----------------------------------------------  ---------------------------------------  ----------------------
                    2007    2006    2005    2004    2003   2002(A)   2007    2006    2005    2004   2003(B)   2007    2006    2005
                   ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  -------  ------  ------  ------
Accumulation Unit
  Value
  (beginning of
  period)........  $       $       $       $       $        $       $       $       $       $        $       $       $       $
Accumulation Unit
  Value
  (end of
  period)........       $       $       $       $       $        $       $       $       $       $        $       $       $       $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                         MAINSTAY VP
                     DEVELOPING GROWTH--
                        INITIAL CLASS
                   -----------------------
                    2004    2003   2002(A)
                   ------  ------  -------
Accumulation Unit
  Value
  (beginning of
  period)........  $       $        $
Accumulation Unit
  Value
  (end of
  period)........       $       $        $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....



---------------
(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                           MAINSTAY VP                              MAINSTAY VP                              MAINSTAY VP
                         FLOATING RATE--                            GOVERNMENT--                            GOVERNMENT--
                          SERVICE CLASS                            SERVICE CLASS                            INITIAL CLASS
                   ---------------------------    -----------------------------------------------    --------------------------
                    2007      2006     2005(F)     2007      2006      2005      2004     2003(B)     2007      2006      2005
                   ------    ------    -------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $          $         $         $         $         $          $         $         $         $
Accumulation Unit
  Value
  (end of
  period)........       $         $          $         $         $         $         $          $         $         $         $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                                     MAINSTAY VP
                                                        GROWTH
                           MAINSTAY VP               ALLOCATION--
                           GOVERNMENT--                SERVICE
                          INITIAL CLASS                 CLASS
                   ---------------------------    -----------------
                    2004      2003     2002(A)     2007     2006(I)
                   ------    ------    -------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $          $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $          $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                       MAINSTAY VP                                            MAINSTAY VP
                                        HIGH YIELD                                             HIGH YIELD
                                     CORPORATE BOND--                                       CORPORATE BOND--
                                      SERVICE CLASS                                          INITIAL CLASS
                     -----------------------------------------------    -------------------------------------------------------
                      2007      2006      2005      2004     2003(B)     2007    2006      2005      2004      2003     2002(A)
                     ------    ------    ------    ------    -------    ------  ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $         $          $         $       $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $         $          $         $       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                       MAINSTAY VP
                                   ICAP SELECT EQUITY--
                                      SERVICE CLASS
                     -----------------------------------------------
                      2007      2006      2005      2004     2003(B)
                     ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                          MAINSTAY VP                                             MAINSTAY VP
                                      ICAP SELECT EQUITY--                                   INTERNATIONAL EQUITY--
                                         INITIAL CLASS                                           SERVICE CLASS
                   ---------------------------------------------------------    -----------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)     2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                          MAINSTAY VP                                             MAINSTAY VP
                                     INTERNATIONAL EQUITY--                                    LARGE CAP GROWTH--
                                         INITIAL CLASS                                           SERVICE CLASS
                   ---------------------------------------------------------    -----------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)     2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                          MAINSTAY VP
                                       LARGE CAP GROWTH--
                                         INITIAL CLASS
                   ---------------------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                  MAINSTAY VP                              MAINSTAY VP                         MAINSTAY VP
                                 MID CAP CORE--                          MID CAP GROWTH--                    MID CAP VALUE--
                                 SERVICE CLASS                            SERVICE CLASS                       SERVICE CLASS
                     -------------------------------------    -------------------------------------    --------------------------
                      2007      2006      2005     2004(D)     2007      2006      2005     2004(D)     2007      2006      2005
                     ------    ------    ------    -------    ------    ------    ------    -------    ------    ------    ------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $          $         $         $         $          $         $         $         $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $          $         $         $         $          $         $         $         $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                        MAINSTAY VP
                      MID CAP VALUE--
                       SERVICE CLASS
                     -----------------
                      2004     2003(B)
                     ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $          $
Accumulation Unit
  Value
  (end of
  period)........         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....




---------------

(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                        MAINSTAY VP
                                                                                   MAINSTAY VP            MODERATE
                                                                                     MODERATE              GROWTH
                                          MAINSTAY VP                              ALLOCATION--         ALLOCATION--
                                        MID CAP VALUE--                              SERVICE              SERVICE
                                         INITIAL CLASS                                CLASS                CLASS
                   ---------------------------------------------------------    -----------------    -----------------
                    2007      2006      2005      2004      2003     2002(A)     2007     2006(I)     2007     2006(I)
                   ------    ------    ------    ------    ------    -------    ------    -------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $         $          $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $         $          $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                     MAINSTAY VP
                                   S&P 500 INDEX--
                                    SERVICE CLASS
                   -----------------------------------------------
                    2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                            MAINSTAY VP                                             MAINSTAY VP
                                          S&P 500 INDEX--                                        SMALL CAP GROWTH--
                                           INITIAL CLASS                                           SERVICE CLASS
                     ---------------------------------------------------------    -----------------------------------------------
                      2007      2006      2005      2004      2003     2002(A)     2007      2006      2005      2004     2003(B)
                     ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $         $         $          $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                            MAINSTAY VP
                                         SMALL CAP GROWTH--
                                           INITIAL CLASS
                     ---------------------------------------------------------
                      2007      2006      2005      2004      2003     2002(A)
                     ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                     MAINSTAY VP                                             MAINSTAY VP
                                    TOTAL RETURN--                                          TOTAL RETURN--
                                    SERVICE CLASS                                           INITIAL CLASS
                   -----------------------------------------------    ---------------------------------------------------------
                    2007      2006      2005      2004     2003(B)     2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $         $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                     MAINSTAY VP
                                       VALUE--
                                    SERVICE CLASS
                   -----------------------------------------------
                    2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                            MAINSTAY VP                                           ALGER AMERICAN
                                              VALUE--                                           SMALLCAP GROWTH--
                                           INITIAL CLASS                                          CLASS S SHARES
                     ---------------------------------------------------------    ---------------------------------------------
                      2007      2006      2005      2004      2003     2002(A)     2007    2006      2005      2004     2003(B)
                     ------    ------    ------    ------    ------    -------    ------  ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $         $         $          $         $       $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $         $         $          $         $       $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                           ALGER AMERICAN
                                         SMALLCAP GROWTH--
                                           CLASS O SHARES
                     ---------------------------------------------------------
                      2007      2006      2005      2004      2003     2002(A)
                     ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........    $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                                                                          COLUMBIA SMALL CAP
                                                                                             VALUE FUND,
                                       CVS CALVERT SOCIAL                                 VARIABLE SERIES--
                                       BALANCED PORTFOLIO                                      CLASS B
                   ---------------------------------------------------------    -------------------------------------
                    2007      2006      2005      2004      2003     2002(A)     2007      2006      2005     2004(E)
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                      DREYFUS IP
                                 TECHNOLOGY GROWTH--
                                    SERVICE SHARES
                   -----------------------------------------------
                    2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....




---------------

(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                        DREYFUS IP                                        FIDELITY(R) VIP
                                   TECHNOLOGY GROWTH--                                    CONTRAFUND(R)--
                                      INITIAL SHARES                                      SERVICE CLASS 2
                   ---------------------------------------------------    -----------------------------------------------
                    2007    2006     2005     2004     2003    2002(A)     2007      2006      2005      2004     2003(B)
                   ------  ------   ------   ------   ------   -------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $       $        $        $        $         $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $       $        $        $        $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                        FIDELITY(R) VIP
                                        CONTRAFUND(R)--
                                         INITIAL CLASS
                   ---------------------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....






                                   FIDELITY(R) VIP                                         FIDELITY(R) VIP
                                   EQUITY-INCOME--                                         EQUITY-INCOME--
                                   SERVICE CLASS 2                                          INITIAL CLASS
                   -----------------------------------------------    ---------------------------------------------------------
                    2007      2006      2005      2004     2003(B)     2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $         $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                   FIDELITY(R) VIP
                                      MID CAP--
                                   SERVICE CLASS 2
                   -----------------------------------------------
                    2007      2006      2005      2004     2003(C)
                   ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....





                                     JANUS ASPEN                                             JANUS ASPEN
                                  SERIES BALANCED--                                       SERIES BALANCED--
                                    SERVICE SHARES                                       INSTITUTIONAL SHARES
                   -----------------------------------------------    ---------------------------------------------------------
                    2007      2006      2005      2004     2003(B)     2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $         $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                     JANUS ASPEN
                              SERIES WORLDWIDE GROWTH--
                                    SERVICE SHARES
                   -----------------------------------------------
                    2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....





                                          JANUS ASPEN                                                MFS(R)
                                   SERIES WORLDWIDE GROWTH--                                INVESTORS TRUST SERIES--
                                      INSTITUTIONAL SHARES                                       SERVICE CLASS
                   ---------------------------------------------------------    -----------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)     2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                             MFS(R)
                                    INVESTORS TRUST SERIES--
                                         INITIAL CLASS
                   ---------------------------------------------------------
                    2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....





                                        MFS(R)                                                  MFS(R)
                                  RESEARCH SERIES--                                       RESEARCH SERIES--
                                    SERVICE CLASS                                           INITIAL CLASS
                   -----------------------------------------------    ---------------------------------------------------------
                    2007      2006      2005      2004     2003(B)     2007      2006      2005      2004      2003     2002(A)
                   ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $         $         $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $         $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....
                                        MFS(R)
                                  UTILITIES SERIES--
                                    SERVICE CLASS
                   -----------------------------------------------
                    2007      2006      2005      2004     2003(B)
                   ------    ------    ------    ------    -------
Accumulation Unit
  Value
  (beginning of
  period)........  $         $         $         $          $
Accumulation Unit
  Value
  (end of
  period)........       $         $         $         $          $
Number of Units
  Outstanding
  (in 000s) (end
  of period).....



---------------

(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                           MFS(R)                                           NEUBERGER BERMAN AMT
                                     UTILITIES SERIES--                                  MID-CAP GROWTH PORTFOLIO--
                                       INITIAL CLASS                                              CLASS S
                 ---------------------------------------------------------    -----------------------------------------------
                  2007      2006      2005      2004      2003     2002(A)     2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $          $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......       $         $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                                    NEUBERGER BERMAN AMT
                                 MID-CAP GROWTH PORTFOLIO--
                                          CLASS I
                 ---------------------------------------------------------
                  2007      2006      2005      2004      2003     2002(A)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                            ROYCE                          ROYCE
                          MICRO-CAP                      SMALL-CAP
                         PORTFOLIO--                    PORTFOLIO--                             T. ROWE PRICE
                       INVESTMENT CLASS               INVESTMENT CLASS                   EQUITY INCOME PORTFOLIO--II
                 ---------------------------    ---------------------------    -----------------------------------------------
                  2007      2006     2005(F)     2007      2006     2005(F)     2007      2006      2005      2004     2003(B)
                 ------    ------    -------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $          $         $         $          $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......       $         $          $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                                       T. ROWE PRICE
                                  EQUITY INCOME PORTFOLIO
                 ---------------------------------------------------------
                  2007      2006      2005      2004      2003     2002(A)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                                                                                               VAN KAMPEN UIF
                                          VAN ECK                                        EMERGING MARKETS EQUITY--
                                   WORLDWIDE HARD ASSETS                                          CLASS II
                 ---------------------------------------------------------    -----------------------------------------------
                  2007      2006      2005      2004      2003     2002(A)     2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $          $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......       $         $         $         $         $          $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......
                                       VAN KAMPEN UIF
                                     EMERGING MARKETS--
                                          CLASS I
                 ---------------------------------------------------------
                  2007      2006      2005      2004      2003     2002(A)
                 ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $         $         $         $         $          $
Accumulation
  Unit Value
  (end of
  period)......       $         $         $         $         $          $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......





                             VICTORY VIF
                         DIVERSIFIED STOCK--
                           CLASS A SHARES
                 ----------------------------------
                  2007     2006     2005    2004(D)
                 ------   ------   ------   -------
Accumulation
  Unit Value
  (beginning of
  period)......  $        $        $         $
Accumulation
  Unit Value
  (end of
  period)......       $        $        $         $
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......



---------------

(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account has 73 Investment Divisions, 42 of which are available to all policyowners. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary, the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.

-------------------------------------------------------------------------------------
FUND                 INVESTMENT ADVISERS   ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------
MainStay VP Series   New York Life         MainStay VP Balanced;
Fund, Inc.           Investment            MainStay VP Bond;
                     Management LLC        MainStay VP Common Stock;
                                           MainStay VP Conservative Allocation;
                                           MainStay VP Floating Rate;
                                           MainStay VP Growth Allocation;
                                           MainStay VP Mid Cap Core;
                                           MainStay VP Moderate Allocation;
                                           MainStay VP Moderate Growth Allocation;
                                           MainStay VP S&P 500 Index;
                     Subadviser: MacKay    MainStay VP Capital Appreciation;
                     Shields LLC           MainStay VP Cash Management;
                     ("MacKay")            MainStay VP Convertible;
                                           MainStay VP Government;
                                           MainStay VP High Yield Corporate Bond;
                                           MainStay VP International Equity;
                                           MainStay VP Mid Cap Growth;
                                           MainStay VP Mid Cap Value;
                                           MainStay VP Small Cap Growth;
                                           MainStay VP Total Return;
                                           MainStay VP Value(1)
                     Subadviser:           MainStay VP ICAP Select Equity
                     Institutional
                     Capital LLC

                     Subadviser: Winslow   MainStay VP Large Cap Growth
                     Capital Management,
                     Inc.

                     Subadviser: Lord      MainStay VP Developing Growth
                     Abbett & Company LLC
-------------------------------------------------------------------------------------




----------
1 The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP
  Select Equity portfolio on May 16, 2008.

--------------------------------------------------------------------------------------
FUND                 INVESTMENT ADVISOR    ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
The Alger American   Fred Alger            Alger American SmallCap Growth(2)
Fund                 Management, Inc.


--------------------------------------------------------------------------------------
Calvert Variable     Calvert Asset         CVS Calvert Social Balanced Portfolio
Series, Inc.         Management Company,
                     Inc.

                     Subadvisers(equity
                     portion):
                     New Amsterdam
                     Partners LLC
                     SSgA Funds
                     Management, Inc. (No
                     subadviser on fixed
                     income portion)
--------------------------------------------------------------------------------------

Columbia Funds       Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance   Advisors, LLC         Series
Trust
--------------------------------------------------------------------------------------

Dreyfus Investment   The Dreyfus           Dreyfus IP Technology Growth
Portfolios           Corporation
--------------------------------------------------------------------------------------

Fidelity Variable    Fidelity Management
Insurance Products   and Research Company
Fund

                     Subadvisers:          Fidelity(R) VIP Contrafund(R)
                     Fidelity Management
                     & Research (U.K.)
                     Inc. ("FMRUK"),
                     Fidelity Management
                     & Research (Far
                     East) Inc.
                     ("FMRFE"), Fidelity
                     Investments Japan
                     Limited ("FIJL"),
                     FMR Co., Inc.
                     ("FMRC")

                     Subadviser: FMRC      Fidelity(R) VIP Equity-Income

                     Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                     FMRFE, FIJL, FMRC
--------------------------------------------------------------------------------------

Janus Aspen Series   Janus Capital         Janus Aspen Series Balanced;
                     Management LLC        Janus Aspen Series Worldwide Growth
--------------------------------------------------------------------------------------

MFS(R) Variable      MFS(R) Investment     MFS(R) Investors Trust Series;
Insurance Trust(SM)  Management            MFS(R) Research Series;
                                           MFS(R) Utilities Series
--------------------------------------------------------------------------------------

Neuberger Berman     Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
Advisers Management  Management Inc.       Portfolio
Trust                Subadviser:
                     Neuberger Berman,
                     LLC
--------------------------------------------------------------------------------------

The Royce Capital    Royce & Associates,   Royce Micro-Cap Portfolio;
Fund                 LLC                   Royce Small-Cap Portfolio
--------------------------------------------------------------------------------------

T. Rowe Price        T. Rowe Price         T. Rowe Price Equity Income Portfolio
Equity Series, Inc.  Associates, Inc.
--------------------------------------------------------------------------------------

Van Eck Worldwide    Van Eck Associates    Van Eck Worldwide Hard Assets
Insurance Trust      Corporation
--------------------------------------------------------------------------------------

The Universal        Morgan Stanley        Van Kampen UIF Emerging Markets Equity
Institutional        Investment
Funds, Inc.          Management Inc.
--------------------------------------------------------------------------------------

Victory Variable     Victory Capital       Victory VIF Diversified Stock
Insurance Funds      Management Inc.
--------------------------------------------------------------------------------------


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, Statement of Additional Information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and

----------
2 No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.

     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Plus II Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for other New York Life variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


                                                                NEW YORK LIFE PREMIUM
                                  NEW YORK LIFE PLUS II         PLUS/PREMIUM PLUS II          NEW YORK LIFE SELECT
                                   VARIABLE ANNUITY(#)           VARIABLE ANNUITY(#)           VARIABLE ANNUITY(#)
Surrender Charge Period                  7 years                       8 years                       3 years
                              (7%, 7%, 7%, 6%, 6%, 5%, 4%-  (8%, 8%, 8%, 8%, 7%, 6%, 5%,    (8%, 8%, 7%-based on each
                                  based on each premium       4%-based on each premium        premium payment date)
                                      payment date)                payment date)*
DCA Advantage Account                      Yes                           Yes                           Yes
                                  (6-, 12- and 18-month           (6-month account)        (6- and 12-month accounts)
                                        accounts)
Interest Sweep                             Yes                           Yes                           Yes
Premium Credit                             No                            Yes                           No
Fixed Account                              Yes                           Yes                           Yes
                                      - One year                      One year                      One year
                                      - Three year
Reset Death Benefit              Annual Reset to age 80        Annual Reset to age 80        Annual Reset to age 80
Guarantee
Annual Death Benefit Reset                 N/A                           N/A                           N/A
Charge
Mortality and Expense Risk                1.45%                1.60% for New York Life                1.85%
and Administrative Costs         Based on assets of the             Premium Plus             Based on assets of the
Charge                         Separate Account. Charge is        Variable Annuity         Separate Account. Charge is
                                    reflected in the                                            reflected in the
                                      Accumulation             1.75% for New York Life            Accumulation
                                       Unit Value.            Premium Plus II Variable             Unit Value.
                                                                       Annuity

                                                               Based on assets of the
                                                             Separate Account. Charge is
                                                                  reflected in the
                                                                    Accumulation
                                                                     Unit Value.
Annual Policy Service Charge               $30                           $30                           $50
Minimum Cash Value Required              $50,000                      $100,000                      $100,000
to Waive Annual Policy
Service Charge
                                   NEW YORK LIFE ELITE
                                   VARIABLE ANNUITY(#)
Surrender Charge Period                  8 years
                                    (8%, 8%, 8%, 7%,
                              6%, 5%, 4%, 3%-based on each
                                 premium payment date)*
DCA Advantage Account                      Yes
                                    (6-month account)
Interest Sweep                             Yes
Premium Credit                             No
Fixed Account                              Yes
                                        One year
Reset Death Benefit             Optional Annual Reset to
Guarantee                                age 80
Annual Death Benefit Reset      Ages 65 or younger: 0.30%
Charge                            Ages 66 to 75: 0.35%
Mortality and Expense Risk                1.70%
and Administrative Costs        Based on Adjusted Premium
Charge                           Payments. Charge is not
                                    reflected in the
                                      Accumulation
                                       Unit Value.
Annual Policy Service Charge               $30
Minimum Cash Value Required             $100,000
to Waive Annual Policy
Service Charge


     All policies and features may not be available in all jurisdictions.

      *  May be different in certain jurisdictions.
      (#) Each formerly a MainStay Variable Annuity.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with the retirement plan listed below.

     - Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with which NYLIAC has entered into an agreement to forward the initial premium payment along with Our "Policy Request" form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also, policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Accounts or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 unless it is limited by the terms of a particular plan, jurisdiction or unless We agree otherwise. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum amount of premium payments We accept is up to $1,000,000 without prior approval. If you select a DCA Advantage Plan Account, the minimum amount that must be allocated is $5,000. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the NYL Annuity Service Center receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or New York Life's Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the annuitant reaches the age of 85, unless We agree otherwise.

     We can issue Qualified Policies if you are between the ages of 18 and 75 (0 to 75 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts or the 3-Year Fixed Account. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions and the 1-Year Fixed Account are subject to different limitations (see "The DCA Advantage Plan"). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an

Investment Division to other Investment Divisions or the 1-Year Fixed Account is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "The Fixed Accounts.")

     Money may not be transferred into the 1-Year Fixed Account if a transfer was made out of the 1-Year Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Accounts.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period. We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

       - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

         (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

                      a) impeding a portfolio manager's ability to sustain an investment objective;

                      b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                      c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 15 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts.") We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

             AMOUNT       ACCUMULATION     ACCUMULATION UNITS
MONTH     TRANSFERRED      UNIT VALUE           PURCHASED
  1           $100           $10.00               10.00
  2           $100           $ 8.00               12.50
  3           $100           $12.50                8.00
  4           $100           $ 7.50               13.33
-------------------------------------------------------------
Total         $400           $38.00               43.83

                   The average unit price is calculated as follows:

       Total share price             $38.00
------------------------------   =   ------    =  $9.50
       Number of months                 4


                   The average unit cost is calculated as follows:

        Total amount transferred                $400.00
----------------------------------------    =  --------    =   $9.13
          Total units purchased                  43.83



     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make dollar cost averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under Our Traditional Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form, or have received a request by telephone (See "Procedures for Telephone/Web Transactions") no later than five Business Days prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account, you must send a completed DCA Advantage Account request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account. You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account(s). For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2008 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2008, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2008 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the 12-month period has expired, the Plan will be reactivated for a new 12-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at NYL Annuity Service Center.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus (see "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive a completed Interest Sweep request form at least five Business days prior to the date the transfers are scheduled to begin. If NYL Annuity Service Center does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (see "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, the DCA Advantage Plan Accounts or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan.") We will allocate the initial premium payment to the Allocation Alternatives and/or DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at NYL Annuity Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Accounts" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). The first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider and Enhanced Beneficiary Benefit ("EBB") Rider, each at an additional cost. If you elect the EBB Rider and your spouse is the sole primary beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider, at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the owner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home or is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The owner is no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider. This rider is in effect in all jurisdictions where approved.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (Optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the Policy is in force, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us at the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment".) The cancellation of the rider will be effective as of the date either We or the Registered Representative receive your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Accounts. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (Optional)

     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

            Age of Oldest Owner                                Range of
                or Annuitant                            Applicable Percentages
            -------------------                         ----------------------
70 or younger                                Not less than 40% nor greater than 60%
71 to 75 inclusive                           Not less than 20% nor greater than 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "The Policies--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium
                                   Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (e) Enhanced Spousal Continuance Rider (Optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth Payment Year, 4% in the seventh Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%


     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary; or (iii) the Accumulation Value less accumulated premium payments, all less any prior surrender charge free withdrawals during the Policy Year;

          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

          (g) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code. (This amount will, however, count against the first exception described above.)

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administrative services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (Optional)

     If you selected the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis

(0.1625% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment* (Optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your cancellation request (at one of the addresses listed in Question 15 of this Prospectus). (See "Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the guaranteed amount. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Enhanced Beneficiary Benefit Rider Charge (Optional)

     If you select the EBB Rider (in jurisdictions where available), we will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. This charge will not change once your policy is issued.

     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group

----------
* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this prospectus.

basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administrative, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies, or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charges, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Accounts from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to one of the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Accounts--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request a change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date the NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greatest of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)  Accumulation Value:        =   $175,000
(b)  Premium payments less      =   $180,000 ($200,000 - $20,000); or
     any partial
     withdrawals:
(c)  Reset value -- the             a) Current Accumulation Value -- $175,000;
     greater of:                       and
                                    b) Last Reset Value, plus premiums,
                                       less withdrawals. That is:
                                    $220,000 + $0 -
                                    (($20,000/$250,000) x $220,000)

                                =   $220,000 - (0.08 x $220,000)
                                =   $220,000 - $17,600
                                =   $202,400



In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals, surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Accounts or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may NOT change the option chosen. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

               (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

               (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

               (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code).

     Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loans taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph, or for determining whether any plan or loan is subject to and/or complies with ERISA. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis to the 1-Year Fixed Account so that the 1-Year Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Accounts or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated on the Policy Data Page, to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the Traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Accounts, a DCA Advantage Plan Account or the Separate Account.

                         THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts," equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate as stated on the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA

Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under our DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Division in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes. NYLIAC is no longer issuing this policy for use as a Code section 403(b) TSA contract. However, the final Code section 403(b) regulations, which are described below, may still apply to your existing NYLIAC Code section 403(b) TSA contract.

          IMPORTANT INFORMATION REGARDING FINAL CODE SECTION 403(B) REGULATIONS

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or ("SEP"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity", or "Roth IRA". Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2007 to such broker-dealers under such arrangements was .02% of premium received on all New York Life variable annuities, equivalent to $2 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for New York Life Plus II policies during the fiscal years ended December 31, 2007, 2006 and 2005 were $64,007, $134,158, and $242,746, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
  Valuation of Accumulation Units...........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................     3
  Tax Status of Policies....................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1



How to obtain a New York Life Plus II Variable Annuity Statement of Additional
                                  Information.

             The New York Life Plus II Variable Annuity Statement of
 Additional Information is posted on Our Web site, www.NewYorkLifeAnnuities.com.
          For a paper copy of the Statement of Additional Information, call (800) 762-6212 or send this request form to:

                           NYL Annuity Service Center
                           2400 Reliable Parkway
                           Chicago, IL 60686

--------------------------------------------------------------------------------

Please send me a New York Life Plus II Variable Annuity Statement of Additional Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                  State                      Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2008
                                       FOR
                     NEW YORK LIFE PLUS II VARIABLE ANNUITY
                  (FORMERLY MAINSTAY PLUS II VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Plus II Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Plus II Variable Annuity Prospectus.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charges deducted from the applicable
           Investment Division on a daily basis. Such factor is equal to 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.


            Not applicable.


b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, filed 4/25/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(3)(c) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference.

(4)(a)           Specimen policy for the MainStay Plus Variable
                 Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(4)(b) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(4)(c)           Rider to Specimen Policy for the MainStay Plus Variable Annuity
                 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No.033-87382) and incorporated herein by reference.

(4)(d) Specimen Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(4)(e) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(g) Specimen Policy for LifeStages Flagship and MainStay Plus II Variable Annuity policies - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(f) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(4)(h) Specimen Policy for LifeStages Access Variable Annuity (204-191) - Previously filed in accordance with Regulation
                 S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Post-Effective Amendment No. 23 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account -- III (File No. 033-87382), filed 9/10/04 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference.

(5)(a)           Form of application for the MainStay Plus Variable
                 Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(5)(b)           Form of application for a policy for LifeStages Access
                 Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(5)(c) Form of application for the MainStay Access Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382) and incorporated herein by reference.

(5)(d) Form of Application for a policy for LifeStages Flagship Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(e) Form of application for a policy for MainStay Plus II Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(f) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.


(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(o) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(p) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Service Contract between Fidelity Distribution Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between NYLIAC and Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.


(10)(a)          Not applicable.



(10)(b) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(c) Powers of Attorney for Christopher O. Blunt, Director, Senior Vice President and Chief Operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(c) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(d) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(d) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(e) Powers of Attorney for Solomon Goldfinger, Director, Senior Vice President and Senior Advisor of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(e) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(g) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(g) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(h) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(j) Powers of Attorney for Angelo J. Scialabba, First Vice President and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(k) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(k) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(l) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(l) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(m) Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(m) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.



(10)(n) Powers of Attorney for Michael Whitton, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(n) to the Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 2/13/09 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Frank M. Boccio           Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer for L & A
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
Steven D. Lash            Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Mark W.Pfaff              Director and Senior Vice President in charge of Agency Department
Joel M. Steinberg         Director, Senior Vice President, and Chief Actuary
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Michael E. Sproule        Director
Michael Whitton           Director
Gary E. Wendlandt         Vice Chairman in charge of Investment and Finance
John Y. Kim               Executive Vice President-CEO and President of NYLIM
Sara Badler               Senior Vice President & Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Thomas F. English         Senior Vice President and Chief Legal Officer
Melvin J. Feinberg        Senior Vice President
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J. Miller            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Paul Pasteris             Senior Vice President for Market Development & Strategic Planning
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Joseph Bennett            First Vice President
Kathleen A. Donnelly      First Vice President
Angelo J. Scialabba       First Vice President and Controller
Thomas P. Shea            First Vice President
Richard J. Witterschein   First Vice President and Treasurer
Stephen A. Bloom          Vice President and Chief Underwriter
David F. Boyle            Vice President
William J. Burns          Vice President
Karen E. Dann             Vice President
Robert M. Gardner         Vice President
Troy E. Glover            Vice President
Jane Hamrick              Vice President and Actuary
Robert J. Hynes           Vice President
Mario Lazzaro             Vice President
Edward P. Linder          Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary
Linda M. Reimer           Vice President and Associate Legal Officer
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
James R. Vavra            Vice President
Robin Wagner              Vice President
Richard M. Walsh          Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard Zuccaro           Vice President - Tax

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of       Percent of Voting
Name                                                                   Organization          Securities Owned


ITEM 27.          NUMBER OF CONTRACT OWNERS


     As of December 31, 2008, there were approximately 70,117 owners of Qualified Policies and 38,778 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the directors duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.




Names of Directors and Officers     Positions and Offices with Underwriter
-------------------------------     --------------------------------------
John Y. Kim                              Chairman and Chief Executive Officer
Stephen P. Fisher                        Manager, President and Chief Operating Officer
Christopher O. Blunt                     Manager and Executive Vice President, Life and Annuity Distribution
Robert E. Brady                          Manager and Managing Director, Operations
John A. Cullen                           Manager
Barry A. Schub                           Manager
Scott L. Berlin                          Executive Vice President, Non-COLI Variable Life Distribution
Robert J. Hebron                         Executive Vice President, COLI Distribution
John R. Meyer                            Executive Vice President, Variable Annuity and Agency Mutual Funds
                                         Distribution
David Bedard                             Senior Managing Director and Chief Financial Officer
Thomas A. Clough                         Senior Managing Director, Retirement Services
Barbara McInerney                        Senior Managing Director, Compliance
Alison H. Micucci                        Senior Managing Director, Compliance
Donald A. Salama                         Senior Managing Director, Retirement Services
Michael D. Coffey                        Managing Director, Mutual Funds - NYLIM Product Distribution
Philip L. Gazzo                          Managing Director, Mutual Funds - Outside Broker - Dealer Distribution
Mark A. Gomez                            Managing Director and Chief Compliance Officer
Joseph J. Henehan                        Managing Director, Retirement Services
Edward P. Linder                         Managing Director, Variable Annuity and Agency Mutual Funds
                                         Distribution
Marguerite E. H. Morrison                Managing Director and Secretary
Christopher V. Parisi                    Managing Director, Mutual Funds National Sales
Stephen C. Fiacco                        Director, Mutual Funds - Outside Broker Dealer Distribution
Jennifer D. Tarsney                      Director, National Accounts
Marianna Wekow                           Director, National Accounts
Albert W. Leier                          Vice President - Financial Operations and Treasurer
David F. Boyle                           Vice President, COLI Wholesaling
Karen E. Dann                            Vice President, Variable Annuity Key Accounts - Bank Distribution
Mark L. Gudelski                         Vice President, National Accounts
Linda M. Howard                          Vice President, Compliance
Robert F. Meredith                       Vice President, Life and Annuity Distribution
Andrew N. Reiss                          Vice President, Variable Annuity Wholesaling - Bank Distribution
John Vaccaro                             Vice President, Compliance
James R. Vavra                           Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                       Vice President, Tax

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

        New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC New York Life Variable Annuity (formerly New York Life LifeStages(R) Variable Annuity), NYLIAC New York Life Access Variable Annuity (original) (formerly LifeStages(R) Access Variable Annuity), NYLIAC New York Life Access Variable Annuity (formerly MainStay Access Variable Annuity), NYLIAC New York Life Plus Variable Annuity (formerly MainStay Plus Variable Annuity), NYLIAC New York Life Essentials Variable Annuity (formerly LifeStages(R) Essentials Variable Annuity), and NYLIAC New York Life Plus II Variable Annuity (formerly MainStay Plus II Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a)(1) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 13th day of February, 2009.





                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President



                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief
                                    Financial Officer

     Theodore A. Mathas*            Chairman and President
                                    (Principal Executive Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Michael Whitton*               Director



By:      /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      February 13, 2009


* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number     Description



(9)              Opinion and Consent of Thomas F. English, Esq.